      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2004

                                                              FILE NO. 033-23166
                                                                       811-05624

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /
                       POST-EFFECTIVE AMENDMENT NO. 51 /X/

                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                AMENDMENT NO. 52

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
       ------------------------------------------------------------------
           (Exact name of Registrant as Specified in Trust Instrument)

                           1221 Avenue of the Americas
                            New York, New York 10020
       ------------------------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

                                 (800) 548-7786
       ------------------------------------------------------------------
                        (Area Code and Telephone Number)

                     Ronald E. Robison
                     Morgan Stanley Investment Management Inc.
                     1221 Avenue of the Americas
                     New York, New York 10020
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                     Copy to

                     Leonard B. Mackey, Jr., Esq.
                     Clifford Chance US LLP
                     200 Park Avenue
                     New York, New York 10166

It is proposed that this filing will become effective (check appropriate box)

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485.
/X/      on April 30, 2004 pursuant to paragraph (b) of Rule 485.
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485. / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
/ /      on [date] pursuant to paragraph (a) of Rule 485.

                                                                 PROSPECTUS


                                                                 April 30, 2004


[MORGAN STANLEY LOGO]


MORGAN STANLEY INSTITUTIONAL FUND, INC.

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
The Active International Allocation
Portfolio seeks long-term capital
appreciation by investing primarily, in
accordance with country and sector
weightings determined by the investment
adviser, in equity securities of
non-U.S. issuers which, in the
aggregate, replicate broad market
indices.


                                       INVESTMENT ADVISER
                                       MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                       -----------------------------------------
                                       DISTRIBUTOR
                                       MORGAN STANLEY & CO. INCORPORATED
                                       -----------------------------------------

                                       Morgan Stanley Institutional Fund, Inc.
                                       (the "Fund") is a no-load mutual fund
                                       that is designed to meet the investment
                                       needs of discerning investors who place a premium on quality and personal service. The Fund makes available to institutional investors a series of portfolios, which seeks to benefit from the investment expertise and commitment to excellence associated with Morgan Stanley Investment Management Inc. ("Morgan Stanley Investment Management" or the "Adviser") and its affiliates. This Prospectus offers Class A and Class B shares of the portfolio listed above (the "Portfolio").

                                       -----------------------------------------
                                       The Securities and Exchange Commission
                                       has not approved or disapproved these
                                       securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            PAGE
INVESTMENT SUMMARY
PORTFOLIO
--------------------------------------------------------------------------------
Active International Allocation                                                1
--------------------------------------------------------------------------------
Additional Risk Factors and Information                                        3
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIO                                             5
--------------------------------------------------------------------------------
FUND MANAGEMENT                                                                7
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                        8
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          11
--------------------------------------------------------------------------------
Active International Allocation Portfolio                                     11
--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

OBJECTIVE
THE ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY, IN ACCORDANCE WITH COUNTRY AND SECTOR WEIGHTINGS DETERMINED BY THE ADVISER, IN EQUITY SECURITIES OF NON-U.S. ISSUERS WHICH, IN THE AGGREGATE, REPLICATE BROAD MARKET INDICES.

APPROACH

The Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) dynamics/fundamental change; and (iii) market momentum/technicals.


PROCESS

The Adviser's Active International Allocation team analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"). EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. The Adviser views each country and sector as a unique investment opportunity and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, liquidity and risk characteristics, investor sentiment and economic and currency outlook. The Adviser - on an ongoing basis - establishes the proportion or weighting for each country and sector (E.G., overweight, underweight or neutral) relative to the MSCI EAFE Index for investment by the Portfolio. The Adviser invests the Portfolio's assets within each country and/or sector based on its assigned weighting. Within each country and/or sector, the Adviser will try to match the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities. The Portfolio may invest in emerging market countries and, with regard to such investments, may make global, regional and sector allocations to emerging markets, as well as allocations to specific emerging market countries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


RISKS

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in foreign countries, including emerging market countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, foreign equity securities, may underperform relative to other sectors or the overall market.


Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes, such as gaining exposure to foreign markets.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on January 17, 1992

1994     -0.52
1995     10.57
1996      9.71
1997      8.61
1998     20.12
1999     27.82
2000    -14.97
2001    -17.63
2002    -13.11
2003     33.65

HIGH QUARTER    (Q4 '99)         18.77%
---------------------------------------
LOW QUARTER     (Q3 '02)        -17.95%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                         PAST           PAST          PAST        SINCE
                                                     ONE YEAR     FIVE YEARS     TEN YEARS    INCEPTION
CLASS A (commenced operations on January 17, 1992)
-------------------------------------------------------------------------------------------------------
Return before Taxes                                    33.65%          0.76%         5.05%        6.20%
-------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                 33.27%         -0.72%         2.76%        4.18%
-------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of
  Fund Shares(1)                                       22.32%         -0.06%         3.10%        4.29%
-------------------------------------------------------------------------------------------------------
MSCI EAFE Index (reflects no deduction for fees,
  expenses or taxes)(2)                                38.59%         -0.05%         4.47%        5.46%
-------------------------------------------------------------------------------------------------------
Lipper International Funds Index(3)                    36.00%          2.13%         5.31%        6.90%
-------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
-------------------------------------------------------------------------------------------------------
Return before Taxes                                    33.13%          0.44%           N/A        4.85%
-------------------------------------------------------------------------------------------------------
MSCI EAFE Index (reflects no deduction for fees,
  expenses or taxes)(2)                                38.59%         -0.05%           N/A        3.25%
-------------------------------------------------------------------------------------------------------
Lipper International Funds Index(3)                    36.00%          2.13%           N/A        5.21%
-------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.
    The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

    The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of common stocks in Europe, Australasia and the Far East.
(3) The Lipper International Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Funds classification. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ADDITIONAL RISK FACTORS AND INFORMATION

PRICE VOLATILITY
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

FOREIGN SECURITIES
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

FOREIGN CURRENCY
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

EMERGING MARKET RISKS
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

DERIVATIVES AND OTHER INVESTMENTS
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (E.G., stock index futures) or to control its exposure to changing foreign currency exchange rates.

RISKS OF DERIVATIVES

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter


[SIDENOTE]

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIO. THE PORTFOLIO'S INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH IS INCORPORATED BY REFERENCE AND LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

-------------------------------------------------------------------------------
into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

INVESTMENT DISCRETION
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

BANK INVESTORS

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

TEMPORARY DEFENSIVE INVESTMENTS
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (E.G., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fees and Expenses of the Portfolio

FEES AND EXPENSES OF THE PORTFOLIO


2003 ANNUAL PORTFOLIO OPERATING EXPENSES



SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------
Redemption Fee (as a % of the amount redeemed)+                                           2.00%
-----------------------------------------------------------------------------------------------
MANAGEMENT FEES (expenses that are deducted from Portfolio assets)*
-----------------------------------------------------------------------------------------------
Class A                                                                                   0.65%
-----------------------------------------------------------------------------------------------
Class B                                                                                   0.65%
12b-1 FEE
-----------------------------------------------------------------------------------------------
Class A                                                                                    NONE
-----------------------------------------------------------------------------------------------
Class B                                                                                   0.25%
-----------------------------------------------------------------------------------------------
OTHER EXPENSES
-----------------------------------------------------------------------------------------------
Class A                                                                                   0.31%
-----------------------------------------------------------------------------------------------
Class B                                                                                   0.31%
-----------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
Class A                                                                                   0.96%
-----------------------------------------------------------------------------------------------
Class B                                                                                   1.21%
-----------------------------------------------------------------------------------------------


+ Payable to the Portfolio on shares redeemed within 60 days of purchase. The redemption fee may be waived by the Fund in certain circumstances. See "Shareholder Information" for more information on redemption fees.


* The Management Fees for the Portfolio shown in the table above are the highest that could be charged. This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.80% for Class A shares and 1.05% for Class B shares.

  In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from annual operating expenses. If these expenses were included, the Portfolio's total operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits in the preceding paragraph.

  For the fiscal year ended December 31, 2003, after giving effect to the Adviser's voluntary management fee waiver and/or expense reimbursement, the total annual portfolio operating expenses incurred by investors in the Portfolio were the amounts shown in the first paragraph of this note.


  Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

[SIDENOTE]

THE COMMISSION REQUIRES THAT THE FUND DISCLOSE IN THIS TABLE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO. THE ANNUAL PORTFOLIO OPERATING EXPENSES IN THE TABLE DO NOT REFLECT VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FROM THE ADVISER, WHICH ARE DESCRIBED IN THE FOOTNOTES.
-------------------------------------------------------------------------------

EXAMPLE


                                        1 YEAR     3 YEARS      5 YEARS    10 YEARS
-----------------------------------------------------------------------------------
Class A                                    $98        $306         $531      $1,178
-----------------------------------------------------------------------------------
Class B                                   $123        $384         $665      $1,466
-----------------------------------------------------------------------------------


[SIDENOTE]

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE EQUAL TO THE AMOUNTS REFLECTED IN THE TABLE TO THE RIGHT.
-------------------------------------------------------------------------------
6

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fund Management

INVESTMENT ADVISER


Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2003, the Adviser, together with its affiliated asset management companies, had approximately $420.8 billion in assets under management with approximately $170.3 billion in institutional assets.


MANAGEMENT FEES


For the fiscal year ended December 31, 2003, the Adviser received a fee for management services (net of waivers) equal to 0.49% of the Portfolio's average daily net assets.


PORTFOLIO MANAGEMENT


The Portfolio's assets are managed within the Active International Allocation Team. Ann D. Thivierge, Managing Director of the Adviser, is a current member of that team.

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES
Morgan Stanley & Co. is the exclusive Distributor of Class A shares and Class B shares of the Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolio. The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Adviser and/or Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value or the price of Portfolio shares. For more information, please see the Statement of Additional Information.


ABOUT NET ASSET VALUES
The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES
You may buy or sell (redeem) Class A and Class B shares of the Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the Portfolios are open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class A or Class B shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, and remains below the minimum initial investment amount for 60 consecutive days, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions. The Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


INITIAL PURCHASE BY MAIL

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company ("JPMorgan"), the Fund's transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913 together with a check payable to Morgan Stanley Institutional Fund, Inc.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION (CONT'D)

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE

You may purchase shares of the Portfolio by wiring Federal Funds to the Custodian. YOU SHOULD FORWARD A COMPLETED ACCOUNT REGISTRATION FORM TO JPMORGAN IN ADVANCE OF THE WIRE. NOTIFICATION MUST BE GIVEN TO JPMORGAN AT 1-800-548-7786 PRIOR TO THE DETERMINATION OF NAV. See the section above entitled "Pricing of Portfolio Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMORGAN CHASE BANK

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Please call the Fund at 1-800-548-7786 prior to wiring funds.


OTHER TRANSACTIONAL INFORMATION
Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.


Shares of the Portfolio redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. Each time you redeem or exchange shares, the shares held longest will be redeemed or exchanged first.


HOW TO REDEEM SHARES
You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How To Purchase Shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.


EXCHANGE PRIVILEGE

You may exchange Portfolio shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's Transfer Agent by mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913. Exchange requests can also be made by calling 1-800-548-7786.


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio shares held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "Other Transactional Information."

DIVIDENDS AND DISTRIBUTIONS
The Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES

The dividends and distributions you receive from the Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2009, dividends paid by the Fund that are attributable to "qualified dividends" (as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003) received by the Fund are taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Fund and the shareholders. Dividends paid by the Fund not attributable to "qualified dividends" received by the Fund, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2009, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after January 1, 2009. The Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.


If you redeem shares of the Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of the Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.


THE FUND CURRENTLY CONSISTS OF THE FOLLOWING PORTFOLIOS:

U.S. EQUITY
Equity Growth Portfolio
Focus Equity Portfolio

Large Cap Relative Value Portfolio+

MicroCap Portfolio+
Small Company Growth Portfolio

Technology Portfolio*+++

U.S. Equity Plus Portfolio+
U.S. Real Estate Portfolio
Value Equity Portfolio


GLOBAL AND INTERNATIONAL EQUITY
Active International Allocation Portfolio

Asian Real Estate Portfolio++
China Growth Portfolio+

Emerging Markets Portfolio

European Value Equity Portfolio++

European Real Estate Portfolio
Global Franchise Portfolio
Gold Portfolio+
International Equity Portfolio*
International Magnum Portfolio
International Small Cap Portfolio

Japanese Value Equity Portfolio++
Latin American Portfolio++



FIXED INCOME
Emerging Markets Debt Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+


MONEY MARKET
Money Market Portfolio
Municipal Money Market Portfolio
*   Portfolio is currently closed to new investors
+   Portfolio is not operational

++  Portfolio is to be liquidated on or about May 27, 2004
+++ Portfolio is to be liquidated on or about August 20, 2004

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of the Portfolio for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000 through December 31, 2003, has been audited by Ernst & Young LLP. The financial highlights for the fiscal year ended December 31, 1999 were audited by other independent accountants. Ernst & Young LLP's report, along with the Portfolio's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.


ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------------
CLASS A                                                                   2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                     $7.30      $8.65     $10.68     $14.26     $11.90
--------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                             0.13+      0.13+       0.12       0.19       0.22
Net Realized and Unrealized Gain (Loss) on Investments                    2.32     (1.26)     (2.01)     (2.32)       3.01
==========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          2.45     (1.13)     (1.89)     (2.13)       3.23
==========================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                                   (0.17)     (0.22)     (0.14)     (0.01)     (0.11)
--------------------------------------------------------------------------------------------------------------------------
Net Realized Gain                                                            -          -   (0.00)++     (1.44)     (0.76)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                     (0.17)     (0.22)     (0.14)     (1.45)     (0.87)
Net Asset Value, End of Period                                           $9.58      $7.30      $8.65     $10.68     $14.26
==========================================================================================================================
TOTAL RETURN                                                            33.65%   (13.11)%   (17.63)%   (14.97)%     27.82%
==========================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                                 $353,488   $249,742   $388,225   $509,309   $583,607
Ratio of Expenses To Average Net Assets(1)                               0.80%      0.80%      0.81%      0.82%      0.80%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                             0.80%        N/A      0.80%      0.80%        N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)           1.66%      1.57%      1.25%      1.55%      1.71%
Portfolio Turnover Rate                                                    55%        42%        36%        80%        53%
--------------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                        0.96%      0.93%      0.89%      0.93%      0.92%
   Net Investment Income (Loss) to Average Net Assets                    1.50%      1.44%      1.17%      1.45%      1.59%
--------------------------------------------------------------------------------------------------------------------------



 + Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                        --------------------------------------------------
CLASS B                                                                   2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                     $7.41      $8.77     $10.80     $14.41     $12.12
--------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                             0.12+      0.11+       0.13       0.27       0.13
Net Realized and Unrealized Gain (Loss) on Investments                    2.33     (1.27)     (2.06)     (2.43)       3.02
==========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          2.45     (1.16)     (1.93)     (2.16)       3.15
==========================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                                   (0.14)     (0.20)     (0.10)     (0.01)     (0.10)
Net Realized Gain                                                            -          -   (0.00)++     (1.44)     (0.76)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                     (0.14)     (0.20)     (0.10)     (1.45)     (0.86)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $9.72      $7.41      $8.77     $10.80     $14.41
==========================================================================================================================
TOTAL RETURN                                                            33.13%   (13.29)%   (17.81)%   (15.02)%     26.63%
==========================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                                   $5,635     $8,418    $10,362    $19,814     $9,959
Ratio of Expenses to Average Net Assets(2)                               1.05%      1.05%      1.06%      1.07%      1.05%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                             1.05%        N/A      1.05%      1.05%        N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(2)           1.41%      1.32%      1.05%      1.42%      1.16%
Portfolio Turnover Rate                                                    55%        42%        36%        80%        53%
--------------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                        1.21%      1.18%      1.14%      1.18%      1.17%
   Net Investment Income (Loss) to Average Net Assets                    1.25%      1.19%      0.97%      1.31%      0.95%
--------------------------------------------------------------------------------------------------------------------------



 + Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Additional Information

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated April 30, 2004, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolio, please call the toll-free number below.


You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Securities and Exchange Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or
(4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.

c/o JPMorgan Investor Services Company
P.O. Box 182913
Columbus, OH 43218-2913


For Shareholder Inquiries, call 1-800-548-7786

Prices and Investment Results are available at www.morganstanley.com/im.

                                            PROSPECTUS


                                            April 30, 2004


[MORGAN STANLEY LOGO]

MORGAN STANLEY INSTITUTIONAL FUND, INC.

EMERGING MARKETS PORTFOLIO

The Emerging Markets Portfolio seeks
long-term capital appreciation by
investing primarily in growth-oriented
equity securities of issuers in
emerging market countries.

-----------------------------------------

EMERGING MARKETS DEBT PORTFOLIO

The Emerging Markets Debt Portfolio
seeks high total return by investing
primarily in fixed income securities
of government and government-related
issuers and, to a lesser extent, of
corporate issuers in emerging market
countries.

-----------------------------------------

LATIN AMERICAN PORTFOLIO

The Latin American Portfolio seeks
long-term capital appreciation by
investing primarily in growth-oriented
equity securities of Latin American
issuers.

-----------------------------------------

                                            INVESTMENT ADVISER
                                            MORGAN STANLEY INVESTMENT MANAGEMENT
                                            INC.

                                            ------------------------------------

                                            DISTRIBUTOR
                                            MORGAN STANLEY & CO. INCORPORATED

                                            ------------------------------------

                                            Morgan Stanley Institutional Fund,
                                            Inc. (the "Fund") is a no-load
                                            mutual fund that is designed to meet
                                            the investment needs of discerning
                                            investors who place a premium on
                                            quality and personal service. The
                                            Fund makes available to
                                            institutional investors a series of
                                            portfolios, which seeks to benefit
                                            from the investment expertise and
                                            commitment to excellence associated
                                            with Morgan Stanley Investment
                                            Management Inc. ("Morgan Stanley
                                            Investment Management" or the
                                            "Adviser") and its affiliates. This
                                            Prospectus offers Class A and Class
                                            B shares of the portfolios listed
                                            above (each a "Portfolio" and
                                            collectively the "Portfolios").

                                            ------------------------------------

                                            The Securities and Exchange
                                            Commission has not approved or
                                            disapproved these securities or
                                            passed upon the adequacy of this
                                            Prospectus. Any representation to
                                            the contrary is a criminal
                                            offense.

TABLE OF CONTENTS


                                                                                PAGE
INVESTMENT SUMMARY
PORTFOLIOS
Emerging Markets                                                                   1
------------------------------------------------------------------------------------
Emerging Markets Debt                                                              3
------------------------------------------------------------------------------------
Latin American                                                                     5
------------------------------------------------------------------------------------
Additional Risk Factors and Information                                            7
------------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                                                9
------------------------------------------------------------------------------------
FUND MANAGEMENT                                                                   11
------------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                           12
------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                              15
------------------------------------------------------------------------------------
Emerging Markets Portfolio                                                        15
------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio                                                   17
------------------------------------------------------------------------------------
Latin American Portfolio                                                          19
------------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

EMERGING MARKETS PORTFOLIO

OBJECTIVE

THE EMERGING MARKETS PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF ISSUERS IN EMERGING MARKET COUNTRIES.

APPROACH


The Adviser seeks to maximize returns by investing primarily in growth-oriented equity securities in emerging markets. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.


PROCESS

The Adviser's global strategists analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser invests in countries based on the work of country specialists who conduct extensive fundamental analysis of companies within these markets and seeks to identify companies with strong earnings growth prospects. To manage risk, the Adviser emphasizes thorough macroeconomic and fundamental research. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified of any changes. The Adviser considers an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging market countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).


Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]
PERFORMANCE (CLASS A SHARES)
Commenced operations on September 25, 1992

1994     -9.63
1995    -12.77
1996     12.19
1997     -1.03
1998    -25.42
1999    101.78
2000    -38.43
2001     -4.42
2002     -6.24
2003     55.08

  HIGH QUARTER    (Q4 '99)         52.57%
  --------------------------------------
  LOW QUARTER     (Q3 '98)        -23.96%

AVERAGE ANNUAL TOTAL RETURNS


(for the calendar periods ended December 31, 2003)



                                                             PAST          PAST          PAST         SINCE
                                                         ONE YEAR    FIVE YEARS     TEN YEARS     INCEPTION
CLASS A (commenced operations on September 25, 1992)
-----------------------------------------------------------------------------------------------------------
Return before Taxes                                         55.08%        11.28%         1.09%         6.88%
-----------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                      55.03%        11.27%         0.25%         6.09%
-----------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of
  Fund Shares(1)                                            36.35%        10.00%         0.49%         5.66%
-----------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index (reflects no
  deduction for fees, expenses or taxes)(2)                 55.82%        10.45%         0.11%         5.91%
-----------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average(3)                    55.44%        11.87%         1.44%         5.51%
-----------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
-----------------------------------------------------------------------------------------------------------
Return before Taxes                                         54.31%        11.25%          N/A          3.63%
-----------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index (reflects no
  deduction for fees, expenses or taxes)(2)                 55.82%        10.45%          N/A          1.68%
-----------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average(3)                    55.44%        11.87%          N/A          2.96%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of the developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

(3) The Lipper Emerging Markets Funds Average tracks the performance of all funds in the Lipper Emerging Markets Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

                             MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                             Investment Summary

EMERGING MARKETS DEBT PORTFOLIO

OBJECTIVE

THE EMERGING MARKETS DEBT PORTFOLIO SEEKS HIGH TOTAL RETURN BY INVESTING PRIMARILY IN FIXED INCOME SECURITIES OF GOVERNMENT AND GOVERNMENT-RELATED ISSUERS AND, TO A LESSER EXTENT, OF CORPORATE ISSUERS IN EMERGING MARKET COUNTRIES.

APPROACH

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

PROCESS

The Adviser's global allocation team analyzes the global economic environment and its impact on emerging markets. The Adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors, such as political risk, leadership, social stability and commitment to reform. In selecting securities, the Adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including (i) spread duration;
(ii) real interest rates; and (iii) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified of any changes. An issuer is located in an emerging market country if
(i) its principal securities trading market is in an emerging market country,
(ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets. Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Investing in emerging markets intensifies risk, because lower quality fixed income securities are more volatile in price. The Portfolio invests in many fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks.

However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

In addition, the Portfolio may sell securities short. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale. The Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]
PERFORMANCE (CLASS A SHARES)
Commenced operations on February 1, 1994

1995     28.23
1996     50.52
1997     18.29
1998    -35.95
1999     29.22
2000     12.81
2001     10.57
2002     11.29
2003     28.46

  HIGH QUARTER    (Q2 '95)         29.97%
  LOW QUARTER     (Q3 '98)        -39.82%

AVERAGE ANNUAL TOTAL RETURNS


(for the calendar periods ended December 31, 2003)



                                                                       PAST          PAST         SINCE
                                                                   ONE YEAR    FIVE YEARS     INCEPTION
CLASS A (commenced operations on February 1, 1994)
-------------------------------------------------------------------------------------------------------
Return before Taxes                                                   28.46%        18.17%        11.36%
-------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                25.38%        13.57%         3.28%
-------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of Fund Shares(1)        18.49%        12.78%         4.30%
-------------------------------------------------------------------------------------------------------
J.P. Morgan EMBG Index (reflects no deduction for fees,
  expenses or taxes)(2)                                               25.66%        15.40%        10.96%
-------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Debt Funds Average(3)                         30.07%        17.69%        11.78%
-------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
-------------------------------------------------------------------------------------------------------
Return before Taxes                                                   28.34%        17.72%        12.48%
-------------------------------------------------------------------------------------------------------
J.P. Morgan EMBG Index (reflects no deduction for fees,
  expenses or taxes)(2)                                               25.66%        15.40%        13.27%
-------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Debt Funds Average(3)                         30.07%        17.69%        11.54%
-------------------------------------------------------------------------------------------------------



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.


     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The J.P. Morgan Emerging Markets Bond Global (EMBG) Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, including: Brady bonds, loans, Eurobonds and local market instruments for over 30 emerging market countries.

(3) The Lipper Emerging Markets Debt Funds Average tracks the performance of all funds in the Lipper Emerging Markets Debt Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

LATIN AMERICAN PORTFOLIO


On April 22, 2004, the Board of Directors of the Fund approved the redemption of all of the shares (the "Redemption") of the Latin American Portfolio pursuant to the Fund's Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption will occur on or about May 27, 2004. The Fund is no longer offering the shares of the Portfolio.


OBJECTIVE

THE LATIN AMERICAN PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF LATIN AMERICAN ISSUERS.

APPROACH


The Adviser seeks to maximize returns by investing primarily in growth-oriented equity securities in Latin American markets. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements that have strong shareholder value orientation.


PROCESS

The Adviser allocates the Portfolio's assets among Latin American countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser invests in countries based on fundamental analysis of Latin American companies and seeks to identify companies with strong earnings growth potential. The Portfolio may concentrate in the Latin American telecommunications or financial services industries because of the relatively small size of the overall Latin American equity markets and the possibility that one or more Latin American markets may become dominated by issuers engaged in these industries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers in Latin American countries. This policy may be changed without shareholder approval; however, you would be notified of any changes. The Adviser considers a company to be Latin American if
(i) its securities are traded on a recognized stock exchange in Latin America,
(ii) alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in Latin American countries or (iii) it is organized under the laws of, or has a principal office in, a Latin American country.


RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of issuers in Latin America. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).


Investing in Latin American countries also entails the risk that news and events unique to a country or that region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in Latin American countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in Latin American countries generally will be denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Portfolio's ability to concentrate its investments in the telecommunications or financial services sectors may expose it to risks unique to those sectors.

The risk of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

In addition, the Portfolio may sell securities short. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)

Commenced operations on January 18, 1995

1996     48.77
1997     41.28
1998    -37.10
1999     71.28
2000    -16.21
2001     -1.48
2002    -20.55
2003     59.35

  HIGH QUARTER    (Q4 '99)         40.10%
  LOW QUARTER     (Q3 '98)        -31.43%

AVERAGE ANNUAL TOTAL RETURNS


(for the calendar periods ended December 31, 2003)



                                                                       PAST          PAST         SINCE
                                                                   ONE YEAR    FIVE YEARS     INCEPTION
CLASS A (commenced operations on January 18, 1995)
-------------------------------------------------------------------------------------------------------
Return before Taxes                                                   59.35%        12.37%         9.00%
-------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                59.05%        11.86%         6.40%
-------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of Fund Shares(1)        39.14%        10.54%         6.23%
-------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Latin America Index (reflects no
  deduction for fees, expenses or taxes)(2)                           73.51%        12.11%         6.15%
-------------------------------------------------------------------------------------------------------
Lipper Latin American Funds Average(3)                                61.95%        10.32%         5.66%
-------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
-------------------------------------------------------------------------------------------------------
Return before Taxes                                                   58.90%        12.06%        10.55%
-------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Latin America Index (reflects no
  deduction for fees, expenses or taxes)(2)                           73.51%        12.11%         7.67%
-------------------------------------------------------------------------------------------------------
Lipper Latin American Funds Average(3)                                61.95%        10.32%         7.11%
-------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Latin America Index is a broad based market cap weighted composite index covering at least 60% of markets in Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela. The Index takes into account local market restrictions for specific securities or classes of shares that may be excluded from or limited for foreign investor ownership.

(3) The Lipper Latin American Funds Average tracks the performance of all funds in the Lipper Latin American Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ADDITIONAL RISK FACTORS AND INFORMATION

PRICE VOLATILITY

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

FOREIGN SECURITIES

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

FOREIGN CURRENCY

In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

EMERGING MARKET RISKS

Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

DERIVATIVES AND OTHER INVESTMENTS

The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolios may use futures contracts to gain or modify exposure to an entire market (E.G. stock index futures) or to control their exposure to changing foreign currency exchange rates or interest rates. Portfolios investing in fixed income securities may use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings.

The Emerging Markets Debt Portfolio may enter into credit default swap contracts for hedging purposes or to add leverage to its portfolio. When used for hedging purposes, the Emerging Markets Debt Portfolio would be the buyer of a credit default swap contract. In that case, the Emerging Markets Debt Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Emerging Markets Debt Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Emerging Markets Debt Portfolio would have spent the stream of payments and received

[SIDENOTE]

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH IS INCORPORATED BY REFERENCE AND LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
no benefit from the contract. When the Emerging Markets Debt Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Emerging Markets Debt Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Emerging Markets Debt Portfolio would be subject to investment exposure on the notional amount of the swap. The Emerging Markets Debt Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

RISKS OF DERIVATIVES


The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.


To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

INVESTMENT DISCRETION

In pursuing the Portfolios' investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

BANK INVESTORS


An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


TEMPORARY DEFENSIVE INVESTMENTS

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (E.G., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Emerging Markets Debt Portfolio may engage in frequent trading of securities to achieve its investment objective.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fees and Expenses of the Portfolios

FEES AND EXPENSES OF THE PORTFOLIOS


2003 ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                       EMERGING    MERGING LATIN
                                                                        MARKETS     MARKETS DEBT         AMERICAN
                                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a % of the amount redeemed)+                            2.00%            2.00%             N/A
-----------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES (expenses that are deducted from Portfolio assets)*
-----------------------------------------------------------------------------------------------------------------
Class A                                                                    1.25%            0.75%            1.10%
-----------------------------------------------------------------------------------------------------------------
Class B                                                                    1.25%            0.75%            1.10%
-----------------------------------------------------------------------------------------------------------------
12b-1 FEE
-----------------------------------------------------------------------------------------------------------------
Class A                                                                    NONE             NONE             NONE
-----------------------------------------------------------------------------------------------------------------
Class B                                                                    0.25%            0.25%            0.25%
-----------------------------------------------------------------------------------------------------------------
OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------
Class A                                                                    0.39%            0.41%            0.69%
-----------------------------------------------------------------------------------------------------------------
Class B                                                                    0.39%            0.41%            0.69%
-----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------
Class A                                                                    1.64%            1.16%            1.79%
-----------------------------------------------------------------------------------------------------------------
Class B                                                                    1.89%            1.41%            2.04%
-----------------------------------------------------------------------------------------------------------------


+ Payable to the Portfolio on shares redeemed within 60 days of purchase. The redemption fee may be waived by the Fund in certain circumstances. See "Shareholder Information" for more information on redemption fees.


* The Management Fees for the Portfolios shown in the table above are the highest that could be charged. This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to waive a portion of its fees and/or reimburse expenses if total annual portfolio operating expenses, excluding certain investment related expenses described below, exceed 1.75% for Class A shares and 2.00% for Class B shares of the Emerging Markets Portfolio and 1.70% for Class A shares and 1.95% for Class B shares of the Latin American Portfolio. These fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

     Effective May 1, 2004, the Adviser has agreed to waive a portion of its fees and/or reimburse expenses if total annual portfolio operating expenses, excluding certain investment related expenses described below, exceed 1.00% for Class A shares and 1.25% for Class B shares of the Emerging Markets Debt Portfolio until such time as the Board of Directors of the Fund determines that such cap is no longer required (prior to May 1, 2004, such percentages were 1.75% for Class A shares and 2.00% for Class B shares of this Portfolio).

     In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for the Portfolios, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowings, are excluded from annual operating expenses. If these expenses were included, the Portfolios' total annual portfolio operating expenses after voluntary fee waivers and/or reimbursements would exceed the percentage limits in the preceding paragraphs.

     For the fiscal year ended December 31, 2003, total annual portfolio operating expenses for the Emerging Markets and Emerging Markets Debt Portfolios did not exceed the percentage limits in the first paragraph of this note and, accordingly, total annual portfolio operating expenses incurred by investors in the Emerging Markets and Emerging Markets Debt Portfolios were as shown in the table above. The total annual portfolio operating expenses incurred by investors, including the investment related expenses set forth in the preceding paragraph and after fee waivers/expense reimbursements, were 1.71% for Class A shares and 1.96% for Class B shares of the Latin American Portfolio. Excluding investment related expenses, the total annual portfolio operating expenses after fee waivers and/or expense reimbursements for the Latin American Portfolio were the amounts shown in the first paragraph of this note.


[SIDENOTE]

THE COMMISSION REQUIRES THAT THE FUND DISCLOSE IN THIS TABLE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIOS. THE ANNUAL PORTFOLIO OPERATING EXPENSES IN THE TABLE DO NOT REFLECT VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FROM THE ADVISER, WHICH ARE DESCRIBED IN THE FOOTNOTES.

--------------------------------------------------------------------------------

EXAMPLE


                                                        1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------------------------
Class A                                                   $167        $517        $892      $1,944
--------------------------------------------------------------------------------------------------
Class B                                                   $192        $594      $1,021      $2,212
--------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT PORTFOLIO
--------------------------------------------------------------------------------------------------
Class A                                                   $118        $368        $638      $1,409
--------------------------------------------------------------------------------------------------
Class B                                                   $144        $446        $771      $1,691
--------------------------------------------------------------------------------------------------
LATIN AMERICAN PORTFOLIO
--------------------------------------------------------------------------------------------------
Class A                                                   $182        $563        $970      $2,105
--------------------------------------------------------------------------------------------------
Class B                                                   $207        $640      $1,098      $2,369
--------------------------------------------------------------------------------------------------


[SIDENOTE]

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN EACH PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT EACH PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE EQUAL TO THE AMOUNTS REFLECTED IN THE TABLE TO THE RIGHT.

--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fund Management

INVESTMENT ADVISER


Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2003, the Adviser, together with its affiliated asset management companies, had approximately $420.8 billion in assets under management with approximately $170.3 billion in institutional assets.


MANAGEMENT FEES


For the fiscal year ended December 31, 2003, the Adviser received from each Portfolio the management fee set forth in the table below:

MANAGEMENT FEE PAID IN FISCAL YEAR ENDED DECEMBER 31, 2003


(net of waivers and as a percentage of average net assets)


EMERGING MARKETS PORTFOLIO*                                                1.25%
-------------------------------------------------------------------------------
EMERGING MARKETS DEBT PORTFOLIO                                            0.75%
-------------------------------------------------------------------------------
LATIN AMERICAN PORTFOLIO                                                   1.01%
-------------------------------------------------------------------------------



* Effective May 1, 2004, the Emerging Markets Portfolio's management fee rate changed from 1.25% to the following:



ASSETS                                                                      FEE
-------------------------------------------------------------------------------
First $1.0 billion                                                         1.25%
-------------------------------------------------------------------------------
Second $1.0 billion                                                        1.20%
-------------------------------------------------------------------------------
Over $2.0 billion                                                          1.00%
-------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

EMERGING MARKETS PORTFOLIO


The Portfolio's assets are managed within the Emerging Markets Equity Team. Current members of the team include Narayan Ramachandran, Managing Director of the Adviser, Ruchir Sharma, Managing Director of the Adviser, and Ashutosh Sinha, Managing Director of the Adviser.


EMERGING MARKETS DEBT PORTFOLIO


The Portfolio's assets are managed within the Emerging Markets Debt Team. Current members of the team include Abigail L. McKenna, Managing Director of the Adviser, Eric J. Baurmeister, Executive Director of the Adviser, and Federico L. Kaune, Executive Director of the Adviser.


LATIN AMERICAN PORTFOLIO


The Portfolio's assets are managed within the Latin American Equity Team. Current members of the team include Narayan Ramachandran, Managing Director of the Adviser, Ana Cristina Piedrahita, Executive Director of the Adviser, and William Scott Piper, Vice President of the Adviser.

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES

Morgan Stanley & Co. is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution- related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Adviser and/or Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolios) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of a Portfolio's shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value or the price of a Portfolio's shares. For more information, please see the Statement of Additional Information.


ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the Portfolios are open for business (the "Pricing Time").

HOW TO PURCHASE SHARES

You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class A or Class B shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, and remains below the minimum initial investment amount for 60 consecutive days, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions. The Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


INITIAL PURCHASE BY MAIL


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company ("JPMorgan"), the Fund's transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913 together with a check payable to Morgan Stanley Institutional Fund, Inc.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Shareholder Information

SHAREHOLDER INFORMATION (CONT'D)

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE


You may purchase shares of each Portfolio by wiring Federal Funds to the Custodian. YOU SHOULD FORWARD A COMPLETED ACCOUNT REGISTRATION FORM TO JPMORGAN IN ADVANCE OF THE WIRE. NOTIFICATION MUST BE GIVEN TO JPMORGAN AT 1-800-548-7786 PRIOR TO THE DETERMINATION OF NAV. See the section above entitled "Pricing of Portfolio Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMORGAN CHASE BANK

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Please call the Fund at 1-800-548-7786 prior to wiring funds.


OTHER TRANSACTIONAL INFORMATION

Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.


Shares of the Emerging Markets and Emerging Markets Debt Portfolios redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. Each time you redeem or exchange shares, the shares held longest will be redeemed or exchanged first.


HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How To Purchase Shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.


EXCHANGE PRIVILEGE


You may exchange Portfolio shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's Transfer Agent by mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of shares of the Emerging Markets Portfolio or Emerging Markets Debt Portfolio held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "Other Transactional Information."


DIVIDENDS AND DISTRIBUTIONS

Each Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES


The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2009, dividends paid by the Fund that are attributable to "qualified dividends" (as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003) received by the Fund are taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Fund and the shareholders. "Qualified dividends" include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States, and corporations whose stock is readily tradable on an established securities market in the Unites States). Dividends paid by the Fund not attributable to "qualified dividends" received by the Fund, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income.

Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2009, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after January 1, 2009. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions. The Emerging Markets Debt Portfolio expects to distribute primarily ordinary income dividends.


If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

THE FUND CURRENTLY CONSISTS OF THE FOLLOWING PORTFOLIOS:

U.S. EQUITY

Equity Growth Portfolio
Focus Equity Portfolio

Large Cap Relative Value Portfolio+

MicroCap Portfolio+
Small Company Growth Portfolio

Technology Portfolio*+++

U.S. Equity Plus Portfolio+
U.S. Real Estate Portfolio
Value Equity Portfolio

GLOBAL AND INTERNATIONAL EQUITY

Active International Allocation Portfolio

Asian Real Estate Portfolio++
China Growth Portfolio+

Emerging Markets Portfolio

European Value Equity Portfolio++

European Real Estate Portfolio
Global Franchise Portfolio

Global Value Equity Portfolio
Gold Portfolio+
International Equity Portfolio*
International Magnum Portfolio
International Small Cap Portfolio

Japanese Value Equity Portfolio++
Latin American Portfolio++


FIXED INCOME

Emerging Markets Debt Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+

MONEY MARKET

Money Market Portfolio
Municipal Money Market Portfolio

*    Portfolio is currently closed to new investors
+    Portfolio is not operational

++   Portfolio is to be liquidated on or about May 27, 2004
+++  Portfolio is to be liquidated on or about August 20, 2004

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000 through December 31, 2003 has been audited by Ernst & Young LLP. The financial highlights for the fiscal year ended December 31, 1999 were audited by other independent accountants. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.


EMERGING MARKETS PORTFOLIO


                                                                                 YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
CLASS A                                                              2003       2002       2001       2000         1999
-----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                               $10.13     $10.81     $11.31      $19.27       $9.55
-----------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                        0.14+      0.04+       0.05      (0.10)      (0.03)
Net Realized and Unrealized Gain (Loss) on Investments               5.44     (0.71)     (0.55)      (7.28)        9.75
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     5.58     (0.67)     (0.50)      (7.38)        9.72
=======================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                              (0.18)     (0.01)          -           -           -
Net Realized Gain                                                       -          -          -      (0.58)           -
Return of Capital                                                  (0.01)          -          -           -           -
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.19)     (0.01)          -      (0.58)           -
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $15.52     $10.13     $10.81      $11.31      $19.27
=======================================================================================================================
TOTAL RETURN                                                       55.08%    (6.24)%    (4.42)%    (38.43)%     101.78%
=======================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                          $1,020,353   $657,203   $748,058    $917,091  $1,544,893
Ratio of Expenses to Average Net Assets                             1.64%      1.65%      1.65%       1.63%       1.64%
Ratio of Expenses to Average Net Assets
  Excluding Country Tax Expense and Interest Expense                1.61%      1.58%        N/A         N/A         N/A
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                             1.15%      0.35%      0.47%     (0.63)%     (0.26)%
Portfolio Turnover Rate                                               92%        91%        93%         92%        133%
-----------------------------------------------------------------------------------------------------------------------



+    Per share amount is based on average shares outstanding.

EMERGING MARKETS PORTFOLIO


                                                                                 YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
CLASS B                                                              2003       2002       2001       2000         1999
-----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                               $10.06     $10.73     $11.26      $19.24       $9.56
-----------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                        0.11+      0.01+       0.03      (0.11)      (0.04)
Net Realized and Unrealized Gain (Loss) on Investments               5.35     (0.68)     (0.56)      (7.29)        9.72
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     5.46     (0.67)     (0.53)      (7.40)        9.68
=======================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                              (0.15)          -          -           -           -
Net Realized Gain                                                       -          -          -      (0.58)           -
Return of Capital                                                  (0.01)          -          -           -           -
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.16)          -          -      (0.58)           -
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $15.36     $10.06     $10.73      $11.26      $19.24
=======================================================================================================================
TOTAL RETURN                                                       54.31%    (6.24)%    (4.71)%    (38.60)%     101.26%
=======================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                             $42,046    $13,208    $14,456     $13,949     $16,999
Ratio of Expenses to Average Net Assets                             1.89%      1.90%      1.90%       1.88%       1.88%
Ratio of Expenses to Average Net Assets Excluding
  Country Tax Expense and Interest Expense                          1.86%      1.83%        N/A         N/A         N/A
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                        0.90%      0.10%      0.22%     (0.82)%     (0.51)%
Portfolio Turnover Rate                                               92%        91%        93%         92%        133%
-----------------------------------------------------------------------------------------------------------------------



+    Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

EMERGING MARKETS DEBT PORTFOLIO


                                                                                 YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
CLASS A                                                              2003       2002       2001       2000         1999
-----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $2.95      $2.95      $2.88      $3.00        $2.61
-----------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                        0.25+      0.27+       0.21       0.55        0.43+
Net Realized and Unrealized Gain (Loss) on Investments               0.59       0.06       0.09     (0.17)         0.34
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     0.84       0.33       0.30       0.38         0.77
=======================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                              (0.26)     (0.33)     (0.23)     (0.50)       (0.37)
Return of Capital                                                       -          -          -          -       (0.01)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.26)     (0.33)     (0.23)     (0.50)       (0.38)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $3.53      $2.95      $2.95      $2.88        $3.00
=======================================================================================================================
TOTAL RETURN                                                       28.46%     11.29%     10.57%     12.81%       29.22%
=======================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                             $54,647    $48,769    $52,561    $47,080      $52,654
Ratio of Expenses to Average Net Assets                             1.16%      1.06%      1.13%      1.15%        1.40%
Ratio of Expenses to Average Net Assets
  Excluding Country Tax Expense and Interest Expense                1.13%        N/A        N/A      1.10%        1.29%
Ratio of Net Investment Income to Average
  Net Assets                                                        7.48%      8.79%      8.22%     13.33%       13.12%
Portfolio Turnover Rate                                              216%       157%       316%       375%         249%
-----------------------------------------------------------------------------------------------------------------------



+    Per share amount is based on average shares outstanding.

EMERGING MARKETS DEBT PORTFOLIO


                                                                                 YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
CLASS B                                                              2003       2002       2001       2000         1999
-----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $3.00      $3.01      $2.92      $3.03        $2.66
-----------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                        0.25+      0.26+       0.30       0.20        0.28+
Net Realized and Unrealized Gain (Loss) on Investments               0.60       0.05       0.02       0.17         0.46
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     0.85       0.31       0.32       0.37         0.74
=======================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                              (0.25)     (0.32)     (0.23)     (0.48)       (0.05)
Return of Capital                                                       -          -          -          -       (0.32)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.25)     (0.32)     (0.23)     (0.48)       (0.37)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $3.60      $3.00      $3.01      $2.92        $3.03
=======================================================================================================================
TOTAL RETURN                                                       28.34%     10.34%     10.50%     12.50%       28.01%
=======================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                                $429       $343       $429       $387         $860
Ratio of Expenses to Average Net Assets                             1.41%      1.31%      1.38%      1.40%        1.65%
Ratio of Expenses to Average Net Assets
  Excluding Country Tax Expense and Interest Expense                1.38%        N/A        N/A      1.35%        1.55%
Ratio of Net Investment Income to Average
  Net Assets                                                        7.23%      8.54%      7.97%     13.28%       12.85%
Portfolio Turnover Rate                                              216%       157%       316%       375%         249%
-----------------------------------------------------------------------------------------------------------------------



+    Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

LATIN AMERICAN PORTFOLIO


                                                                                 YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
CLASS A                                                              2003       2002       2001       2000         1999
-----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset value, Beginning of Period                                $7.13      $9.09      $9.36     $11.32        $6.74
-----------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                        0.17+      0.12+       0.23       0.01         0.18
Net Realized and Unrealized Gain (Loss) on Investments               4.06     (1.99)     (0.36)     (1.82)         4.59
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     4.23     (1.87)     (0.13)     (1.81)         4.77
=======================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                              (0.18)     (0.09)     (0.14)     (0.15)       (0.19)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $11.18      $7.13      $9.09      $9.36       $11.32
=======================================================================================================================
TOTAL RETURN                                                       59.35%   (20.55)%    (1.48)%   (16.21)%       71.28%
=======================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                             $26,817    $18,032    $22,699    $25,403      $13,809
Ratio of Expenses to Average Net Assets(1)                          1.71%      1.67%      1.80%      1.84%        1.79%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                        1.70%      1.58%      1.72%      1.70%        1.70%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(1)                                          2.02%      1.52%      2.27%    (0.03)%        1.40%
Portfolio Turnover Rate                                              110%        76%        58%       133%         124%
-----------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                   1.79%      1.67%      1.80%      2.06%        2.12%
   Net Investment Income (Loss) to Average Net Assets               1.94%      1.52%      2.25%    (0.25)%        1.07%
-----------------------------------------------------------------------------------------------------------------------



+    Per share amount is based on average shares outstanding.

LATIN AMERICAN PORTFOLIO


                                                                                 YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
CLASS B                                                              2003       2002       2001       2000         1999
-----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $7.15      $9.10      $9.37     $11.36        $6.78
-----------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                        0.16+      0.13+       0.25     (0.01)         0.19
Net Realized and Unrealized Gain (Loss) on Investments               4.05     (2.02)     (0.41)     (1.83)         4.58
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     4.21     (1.89)     (0.16)     (1.84)         4.77
=======================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                              (0.03)     (0.06)     (0.11)     (0.15)       (0.19)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $11.33      $7.15      $9.10      $9.37       $11.36
=======================================================================================================================
TOTAL RETURN                                                       58.90%   (20.83)%    (1.77)%   (16.42)%       70.85%
=======================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                                 $22       $196       $825     $1,140       $1,387
Ratio of Expenses to Average Net Assets(2)                          1.96%      1.92%      2.05%      2.09%        2.05%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                        1.95%      1.83%      1.97%      1.95%        1.95%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(2)                                          1.77%      1.27%      2.05%      0.33%        1.04%
Portfolio Turnover Rate                                              110%        76%        58%       133%         124%
-----------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                   2.04%      1.92%      2.05%      2.31%        2.35%
   Net Investment Income (Loss) to Average Net Assets               1.69%      1.27%      2.03%    (0.26)%        0.75%
-----------------------------------------------------------------------------------------------------------------------



+    Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Additional Information

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated April 30, 2004, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.


You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Securities and Exchange Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or
(4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.

c/o JPMorgan Investor Services Company
P.O. Box 182913
Columbus, OH 43218-2913


For Shareholder Inquiries, call 1-800-548-7786

Prices and Investment Results are available at www.morganstanley.com/im.

                                            PROSPECTUS

                                            April 30, 2004


[MORGAN STANLEY LOGO]


MORGAN STANLEY INSTITUTIONAL FUND, INC.

EQUITY GROWTH PORTFOLIO

The Equity Growth Portfolio seeks
long-term capital appreciation by
investing primarily in growth-oriented
equity securities of large
capitalization companies.

----------------------------------------

FOCUS EQUITY PORTFOLIO

The Focus Equity Portfolio seeks capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

----------------------------------------

SMALL COMPANY GROWTH PORTFOLIO

The Small Company Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

----------------------------------------
TECHNOLOGY PORTFOLIO                        INVESTMENT ADVISER
                                            MORGAN STANLEY INVESTMENT MANAGEMENT
The Technology Portfolio seeks long-term    INC.
capital appreciation by investing
primarily in equity securities of           ------------------------------------
companies that the investment adviser
expects will benefit from their
involvement in technology and               DISTRIBUTOR
technology-related industries.              MORGAN STANLEY & CO. INCORPORATED

----------------------------------------    ------------------------------------

                                            Morgan Stanley Institutional Fund,
                                            Inc. (the "Fund") is a no-load
                                            mutual fund that is designed to meet
                                            the investment needs of discerning
                                            investors who place a premium on
                                            quality and personal service. The
                                            Fund makes available to
                                            institutional investors a series of
                                            portfolios, which seeks to benefit
                                            from the investment expertise and
                                            commitment to excellence associated
                                            with Morgan Stanley Investment
                                            Management Inc. ("Morgan Stanley
                                            Investment Management" or the
                                            "Adviser") and its affiliates. This
                                            Prospectus offers Class A and Class
                                            B shares of the portfolios listed
                                            above (each a "Portfolio" and
                                            collectively the "Portfolios").

                                            ------------------------------------

                                            The Securities and Exchange
                                            Commission has not approved or
                                            disapproved these securities or
                                            passed upon the adequacy of this
                                            prospectus. Any representation to
                                            the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            PAGE
INVESTMENT SUMMARY

PORTFOLIOS

Equity Growth                                                                  1
--------------------------------------------------------------------------------
Focus Equity                                                                   2
--------------------------------------------------------------------------------
Small Company Growth                                                           3
--------------------------------------------------------------------------------
Technology                                                                     5
--------------------------------------------------------------------------------
Additional Risk Factors and Information                                        7
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                                            9
--------------------------------------------------------------------------------
FUND MANAGEMENT                                                               11
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                       12
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          15
--------------------------------------------------------------------------------
Equity Growth Portfolio                                                       15
--------------------------------------------------------------------------------
Focus Equity Portfolio                                                        17
--------------------------------------------------------------------------------
Small Company Growth Portfolio                                                19
--------------------------------------------------------------------------------
Technology Portfolio                                                          21
--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

EQUITY GROWTH PORTFOLIO

OBJECTIVE

THE EQUITY GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF LARGE CAPITALIZATION COMPANIES.

APPROACH

The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that the Adviser believes exhibit strong free cash flow and earnings growth. The Adviser emphasizes individual security selection.

PROCESS

The Adviser follows a flexible investment program in looking for companies with above average capital appreciation potential. The Adviser focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser studies company developments, including business strategy, management focus and financial results, in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on April 2, 1991

1994              3.26%
1995             45.02%
1996             30.97%
1997             31.32%
1998             19.04%
1999             39.89%
2000            -11.78%
2001            -14.97%
2002            -27.64%
2003             26.41%

HIGH QUARTER    (Q4 '98)      22.67%
------------------------------------
LOW QUARTER     (Q1 '01)     -18.24%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                           PAST          PAST         PAST         SINCE
                                                       ONE YEAR    FIVE YEARS    TEN YEARS     INCEPTION
CLASS A (commenced operations on April 2, 1991)
--------------------------------------------------------------------------------------------------------
Return before Taxes                                      26.41%        -0.81%       11.40%        10.84%
--------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                   26.35%        -1.56%        8.53%         8.48%
--------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of
  Fund Shares(1)                                         17.24%        -0.89%        8.38%         8.26%
--------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees,
  expenses or taxes)(2)                                  28.68%        -0.57%       11.07%        10.98%
--------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index(3)                     24.80%        -1.08%        9.27%         9.77%
--------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
--------------------------------------------------------------------------------------------------------
Return before Taxes                                      26.13%        -1.06%         N/A          8.48%
--------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees,
  expenses or taxes)(2)                                  28.68%        -0.57%         N/A          9.28%
--------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index(3)                     24.80%        -1.08%         N/A          8.10%
--------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

    The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


    The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The S&P 500 Index is comprised of the stocks of 500 large-cap U.S. companies with market capitalizations of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation.

(3) The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

FOCUS EQUITY PORTFOLIO

OBJECTIVE

THE FOCUS EQUITY PORTFOLIO SEEKS CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF LARGE CAPITALIZATION COMPANIES.

APPROACH

The Adviser seeks to maximize capital appreciation by investing primarily in growth-oriented equity securities of U.S., and to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that the Adviser believes have strong free cash flow and earnings growth potential. The Adviser emphasizes individual security selection. The Portfolio generally concentrates its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer.

PROCESS

The Adviser follows a flexible investment program in looking for companies with above average capital appreciation potential. Fundamental equity research drives the process. The Adviser focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser studies company developments, including business strategy, management focus and financial results, in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser's concentration in a relatively small number of companies may lead to an emphasis on particular industry sectors. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on March 8, 1995

1996             40.90%
1997             33.31%
1998             15.35%
1999             46.44%
2000            -11.66%
2001            -15.22%
2002            -28.81%
2003             30.99%

HIGH QUARTER    (Q4 '98)       26.17%
-------------------------------------
LOW QUARTER     (Q3 '98)      -19.27%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                              PAST          PAST        SINCE
                                                                          ONE YEAR    FIVE YEARS    INCEPTION
CLASS A (commenced operations on March 8, 1995)
-------------------------------------------------------------------------------------------------------------
Return before Taxes                                                         30.99%         0.46%       13.82%
-------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                      30.94%        -2.22%        9.42%
-------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of Fund Shares(1)              20.20%        -0.83%        9.59%
-------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(2)        28.68%        -0.57%       11.77%
-------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Index(3)                                      26.96%        -5.53%        8.50%
-------------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
-------------------------------------------------------------------------------------------------------------
Return before Taxes                                                         30.62%         0.22%       10.12%
-------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(2)        28.68%        -0.57%        9.28%
-------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Index(3)                                      26.96%        -5.53%        6.06%
-------------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

    The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


    The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The S&P 500 Index is comprised of the stocks of 500 large-cap U.S. companies with market capitalizations of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation.

(3) The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

SMALL COMPANY GROWTH PORTFOLIO

OBJECTIVE

THE SMALL COMPANY GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF SMALL CAPITALIZATION COMPANIES.

APPROACH

The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.

PROCESS

The Adviser invests in companies that it believes exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) accelerating returns on invested capital, (iii) sustainable competitive advantages, and (iv) experienced and incentivized management teams. The process for investing is research intensive and the Adviser focuses primarily on bottom-up fundamental analysis, rather than employing a top-down approach. The majority of the research is generated internally by portfolio managers and their analysts. The Adviser closely tracks companies' earnings quality through detailed financial modeling in seeking to ensure that reported results accurately reflect the underlying economics and trends in the business. In addition, the Adviser utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the Portfolio. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of small companies. This policy may be changed without shareholder approval; however, you would be notified of any changes. A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies. The Adviser may invest up to 5% of the Portfolio's assets in securities of issuers located in emerging market countries.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, small capitalization growth-oriented equity securities may underperform relative to the overall market.

The risk of investing in equity securities is intensified in the case of the small companies in which the Portfolio will invest. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies. Such companies may themselves be more vulnerable to economic or company specific problems. Because of high valuations placed on companies with growth prospects within certain sectors, such as technology, biotechnology and internet, the Portfolio may own securities of companies that have significant market capitalizations despite a general lack of operating history and/or positive earnings.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on November 1, 1989

1994             -0.62%
1995             33.31%
1996              3.72%
1997             11.36%
1998             27.54%
1999             96.45%
2000             -6.64%
2001            -12.18%
2002            -22.28%
2003             44.13%

HIGH QUARTER    (Q4 '99)       48.70%
-------------------------------------
LOW QUARTER     (Q3 '01)      -26.50%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                              PAST          PAST          PAST         SINCE
                                                          ONE YEAR    FIVE YEARS     TEN YEARS     INCEPTION
CLASS A (commenced operations on November 1, 1989)
------------------------------------------------------------------------------------------------------------
Return before Taxes                                         44.13%        12.55%        13.41%        13.16%
------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                      44.13%        10.35%         8.61%         9.74%
------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of
  Fund Shares(1)                                            28.69%         9.71%         8.77%         9.65%
------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index (reflects no deduction for
  fees, expenses or taxes)(2)                               48.54%         0.86%         5.43%         7.10%
------------------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Index(3)                      44.77%         6.16%         9.05%        10.80%
------------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
------------------------------------------------------------------------------------------------------------
Return before Taxes                                         43.80%        12.29%          N/A         12.73%
------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index (reflects no deduction for
  fees, expenses or taxes)(2)                               48.54%         0.86%          N/A          3.59%
------------------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Index(3)                      44.77%         6.16%          N/A          7.89%
------------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

    The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


    The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the index's performance. An index is unmanaged and should not be considered an investment.

(2) The Russell 2000 Growth Index is a market capitalization-weighted index comprised of those companies of the Russell 2000 Index with higher forecasted growth values and higher price-to-book ratios.

(3) The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

TECHNOLOGY PORTFOLIO


On April 22, 2004, the Board of Directors of the Fund approved the redemption of all of the shares (the "Redemption") of the Technology Portfolio pursuant to the Fund's Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption will occur on or about August 20, 2004. The Fund is no longer offering shares of the Portfolio to new investors. Current shareholders of the Portfolio may continue to purchase shares of the Portfolio until the date of the Redemption.


OBJECTIVE

THE TECHNOLOGY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES THAT THE ADVISER EXPECTS WILL BENEFIT FROM THEIR INVOLVEMENT IN TECHNOLOGY AND TECHNOLOGY-RELATED INDUSTRIES.

APPROACH

The Adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies the Adviser believes are positioned to benefit materially from these trends.

PROCESS

The Adviser researches technology trends in seeking to identify industry sectors and issuers with strong prospects and leading market positions. The Portfolio invests in a broad range of technology-related industries, which can include: computers; software and peripheral products; electronics; communications equipment and services; entertainment; multimedia; and information services. The Adviser looks to invest in issuers with strong management teams, reasonable valuations relative to growth prospects and whose competitors face sustainable barriers to market entry. The Portfolio may participate in the global technology market by investing up to 35% of its total assets in the equity or fixed income securities of foreign issuers, including those located in emerging markets. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies that the Adviser expects will benefit from their involvement in technology and technology-related industries. This policy may be changed without shareholder approval; however, you would be notified of any changes.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of companies in the technology sector. Because the Portfolio invests primarily in technology-related issuers, there is an additional risk that economic events affecting the technology and technology-related industries may impact a substantial portion of the Portfolio's investments. Historically, the price of securities in this sector have tended to be volatile. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect a particular issuer (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of technology-related issuers, may underperform relative to other sectors or the overall market.


The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

The Portfolio may invest in the equity securities of any size company. While the Adviser believes that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on September 16, 1996

1997             37.27%
1998             53.90%
1999            160.62%
2000            -22.67%
2001            -47.89%
2002            -47.57%
2003             46.94%

HIGH QUARTER    (Q4 '99)       69.79%
-------------------------------------
LOW QUARTER     (Q3 '01)      -45.26%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                             PAST          PAST        SINCE
                                                                         ONE YEAR    FIVE YEARS    INCEPTION
CLASS A (commenced operations on September 16, 1996)
------------------------------------------------------------------------------------------------------------
Return before Taxes                                                        46.94%        -4.15%        8.65%
------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                     46.94%        -6.40%        5.77%
------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of Fund Shares(1)             30.51%        -3.47%        6.80%
------------------------------------------------------------------------------------------------------------
NASDAQ Composite Index (reflects no deduction for
  fees, expenses or taxes)(2)                                              50.01%        -1.79%        7.36%
------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(3)       28.68%        -0.57%        8.60%
------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Funds Index(4)                                 51.31%        -2.89%        5.40%
------------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on September 16, 1996)
------------------------------------------------------------------------------------------------------------
Return before Taxes                                                        46.44%        -4.33%        8.43%
------------------------------------------------------------------------------------------------------------
NASDAQ Composite Index (reflects no deduction for
  fees, expenses or taxes)(2)                                              50.01%        -1.79%        7.36%
------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(3)       28.68%        -0.57%        8.60%
------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Funds Index(4)                                 51.31%        -2.89%        5.40%
------------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

    The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

    The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.


(2) The NASDAQ Composite Index is a market capitalization-weighted index comprised of all common stocks listed on the NASDAQ Stock Market.

(3) The S&P 500 Index is comprised of the stocks of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation.

(4) The Lipper Science & Technology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science & Technology Funds classification. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ADDITIONAL RISK FACTORS AND INFORMATION

PRICE VOLATILITY

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

FOREIGN INVESTING

To the extent that a Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolios' securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for the Technology or the Small Company Growth Portfolio's investments in securities of issuers located in emerging market countries. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. These countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries.

FOREIGN SECURITIES

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

FOREIGN CURRENCY

In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

DERIVATIVES AND OTHER INVESTMENTS

The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolios may use futures contracts to gain exposure to an entire market (E.G. stock index futures) or to control their exposure to changing foreign currency exchange rates.

[SIDENOTE]

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH IS INCORPORATED BY REFERENCE AND LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

--------------------------------------------------------------------------------

RISKS OF DERIVATIVES


The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.


To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

INITIAL PUBLIC OFFERINGS

The Portfolios may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

INVESTMENT DISCRETION

In pursuing the Portfolios' investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading stategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

BANK INVESTORS


An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


TEMPORARY DEFENSIVE INVESTMENTS

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (E.G., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Focus Equity, Small Company Growth and Technology Portfolios may engage in frequent trading of securities to achieve their investment objectives.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fees and Expenses of the Portfolios

FEES AND EXPENSES OF THE PORTFOLIOS


2003 ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                                        SMALL
                                                                           EQUITY         FOCUS       COMPANY
                                                                           GROWTH        EQUITY        GROWTH    TECHNOLOGY
                                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES (expenses that are deducted from Portfolio assets)*
---------------------------------------------------------------------------------------------------------------------------
Class A                                                                     0.60%         0.80%         1.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------
Class B                                                                     0.60%         0.80%         1.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------
12b-1 FEE
---------------------------------------------------------------------------------------------------------------------------
Class A                                                                      NONE          NONE          NONE          NONE
---------------------------------------------------------------------------------------------------------------------------
Class B                                                                     0.25%         0.25%         0.25%         0.25%
---------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Class A                                                                     0.22%         0.34%         0.26%         0.51%
---------------------------------------------------------------------------------------------------------------------------
Class B                                                                     0.22%         0.34%         0.26%         0.51%
---------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Class A                                                                     0.82%         1.14%         1.26%         1.51%
---------------------------------------------------------------------------------------------------------------------------
Class B                                                                     1.07%         1.39%         1.51%         1.76%
---------------------------------------------------------------------------------------------------------------------------



*The Management Fees for the Portfolios shown in the table above are the highest that could be charged. This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual portfolio operating expenses will not exceed 0.80% for Class A shares and 1.05% for Class B shares of the Equity Growth Portfolio; 1.00% for Class A shares and 1.25% for Class B shares of the Focus Equity Portfolio; 1.10% for Class A shares and 1.35% for Class B shares of the Small Company Growth Portfolio; and 1.25% for Class A shares and 1.50% for Class B shares of the Technology Portfolio.

In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from annual operating expenses. If these expenses were included, the Portfolios' total annual operating portfolio expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits in the preceding paragraph.

For the fiscal year ended December 31, 2003, after giving effect to the Adviser's voluntary fee waiver and/or expense reimbursement, the total annual portfolio operating expenses incurred by investors were the amounts shown in the first paragraph of this note for the Portfolios. The total annual portfolio operating expenses incurred by investors, including the investment related expenses described in the preceding paragraph but after giving effect to the fee waiver and/or expense reimbursement, were 1.26% for Class A shares and 1.51% for Class B shares of the Technology Portfolio.


Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

[SIDENOTE]

THE COMMISSION REQUIRES THAT THE FUND DISCLOSE IN THIS TABLE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIOS. THE PORTFOLIOS DO NOT CHARGE ANY SALES LOADS OR SIMILAR FEES WHEN YOU PURCHASE OR REDEEM SHARES. THE ANNUAL PORTFOLIO OPERATING EXPENSES IN THE TABLE DO NOT REFLECT VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FROM THE ADVISER, WHICH ARE DESCRIBED IN THE FOOTNOTES.

--------------------------------------------------------------------------------

EXAMPLE


                                     1 YEAR      3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------
EQUITY GROWTH PORTFOLIO
----------------------------------------------------------------------------------
Class A                                 $84         $262         $455       $1,014
----------------------------------------------------------------------------------
Class B                                $109         $340         $590       $1,306
----------------------------------------------------------------------------------
FOCUS EQUITY PORTFOLIO
----------------------------------------------------------------------------------
Class A                                $116         $362         $628       $1,386
----------------------------------------------------------------------------------
Class B                                $142         $440         $761       $1,669
----------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO
----------------------------------------------------------------------------------
Class A                                $128         $400         $692       $1,523
----------------------------------------------------------------------------------
Class B                                $154         $477         $824       $1,802
----------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------
Class A                                $154         $477         $824       $1,802
----------------------------------------------------------------------------------
Class B                                $179         $554         $954       $2,073
----------------------------------------------------------------------------------


[SIDENOTE]

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN EACH PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT EACH PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE EQUAL TO THE AMOUNTS REFLECTED IN THE TABLE TO THE RIGHT.

--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fund Management

INVESTMENT ADVISER


Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2003, the Adviser, together with its affiliated asset management companies, had approximately $420.8 billion in assets under management with approximately $170.3 billion in institutional assets.


MANAGEMENT FEES


For the fiscal year ended December 31, 2003, the Adviser received from each Portfolio the management fee set forth in the table below:

MANAGEMENT FEE PAID IN FISCAL YEAR ENDED DECEMBER 31, 2003

(net of waivers and as a percentage of average net assets)


EQUITY GROWTH PORTFOLIO                                                    0.58%
--------------------------------------------------------------------------------
FOCUS EQUITY PORTFOLIO                                                     0.66%
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                                             0.84%
--------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO                                                       0.74%
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

EQUITY GROWTH PORTFOLIO


The Portfolio's assets are managed within the Large Cap Growth Team. Current members of the team include William Auslander, Managing Director of the Adviser, and Jeffrey Alvino, Managing Director of the Adviser.


FOCUS EQUITY PORTFOLIO


The Portfolio's assets are managed within the Large Cap Growth Team. Current members of the team include William Auslander, Managing Director of the Adviser, and Jeffrey Alvino, Managing Director of the Adviser.


SMALL COMPANY GROWTH PORTFOLIO


The Portfolio's assets are managed within the Small/Mid Cap Growth Team. Current members of the team include Dennis Lynch, Managing Director of the Adviser, and David Cohen, Executive Director of the Adviser.


TECHNOLOGY PORTFOLIO


The Portfolio's assets are managed within the Sector Research Team. Alexander Umansky, Executive Director of the Adviser, is a current member of that team.

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES

Morgan Stanley & Co. is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Adviser and/or Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolios) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of a Portfolio's shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value or the price of a Portfolio's shares. For more information, please see the Statement of Additional Information.


ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES

You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class A or Class B shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio, except that the minimum initial investment is $250,000 for Class A shares and $50,000 for Class B shares of the Technology Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions and remains below the minimum initial investment amount for 60 consecutive days, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions. The Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


INITIAL PURCHASE BY MAIL


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company ("JPMorgan"), the Fund's transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913 together with a check payable to Morgan Stanley Institutional Fund, Inc.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Shareholder Information

SHAREHOLDER INFORMATION (CONT'D)

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE


You may purchase shares of each Portfolio by wiring Federal Funds to the Custodian. YOU SHOULD FORWARD A COMPLETED ACCOUNT REGISTRATION FORM TO JPMORGAN IN ADVANCE OF THE WIRE. NOTIFICATION MUST BE GIVEN TO JPMORGAN AT 1-800-548-7786 PRIOR TO THE DETERMINATION OF NAV. See the section above entitled "Pricing of Portfolio Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMORGAN CHASE BANK

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Please call the Fund at 1-800-548-7786
prior to wiring funds.


OTHER TRANSACTIONAL INFORMATION

Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.


HOW TO REDEEM SHARES


You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How To Purchase Shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE PRIVILEGE

You may exchange Portfolio shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional


THE FUND CURRENTLY CONSISTS OF THE FOLLOWING PORTFOLIOS:

U.S. EQUITY

Equity Growth Portfolio
Focus Equity Portfolio

Large Cap Relative Value Portfolio+

MicroCap Portfolio+
Small Company Growth Portfolio

Technology Portfolio*+++

U.S. Equity Plus Portfolio+
U.S. Real Estate Portfolio
Value Equity Portfolio

GLOBAL AND INTERNATIONAL EQUITY

Active International Allocation Portfolio

Asian Real Estate Portfolio++
China Growth Portfolio+

Emerging Markets Portfolio

European Value Equity Portfolio++

European Real Estate Portfolio
Global Franchise Portfolio
Global Value Equity Portfolio
Gold Portfolio+
International Equity Portfolio*
International Magnum Portfolio
International Small Cap Portfolio

Japanese Value Equity Portfolio++
Latin American Portfolio++


FIXED INCOME

Emerging Markets Debt Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+

MONEY MARKET

Money Market Portfolio
Municipal Money Market Portfolio

*   Portfolio is currently closed to new investors
+   Portfolio is not operational

++  Portfolio is to be liquidated on or about May 27, 2004
+++ Portfolio is to be liquidated on or about August 20, 2004

Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's Transfer Agent by mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases.


DIVIDENDS AND DISTRIBUTIONS

It is the policy of each of the Portfolios to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend. Each Portfolio's policy is to distribute to shareholders net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES


The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2009, dividends paid by the Fund that are attributable to "qualified dividends" (as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003) received by the Fund are taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Fund and the shareholders. Dividends paid by the Fund not attributable to "qualified dividends" received by the Fund, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2009, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after January 1, 2009. The Fund will tell you annually how to treat dividends and distributions.


If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000 through December 31, 2003 has been audited by Ernst & Young LLP. The financial highlights for the fiscal year ended December 31, 1999 were audited by other independent accountants. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolios' financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.


EQUITY GROWTH PORTFOLIO


                                                                                YEAR ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
CLASS A                                                        2003           2002          2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                         $12.49         $17.29        $20.51         $25.04         $19.04
------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                  0.05+          0.03+          0.01         (0.01)         (0.02)
Net Realized and Unrealized Gain (Loss) on Investments         3.25         (4.80)        (3.08)         (2.76)           7.49
==============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               3.30         (4.77)        (3.07)         (2.77)           7.47
==============================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                        (0.05)         (0.03)             -              -       (0.00)++
Net Realized Gain                                                 -              -        (0.15)         (1.76)         (1.47)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.05)         (0.03)        (0.15)         (1.76)         (1.47)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $15.74         $12.49        $17.29         $20.51         $25.04
==============================================================================================================================
TOTAL RETURN                                                26.41%^       (27.64)%      (14.97)%       (11.78)%         39.89%
==============================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                      $589,698       $432,207      $603,652       $886,824       $977,005
Ratio of Expenses to Average Net Assets(1)                    0.80%          0.80%         0.80%          0.80%          0.80%
Ratio of Net Investment Income (Loss) to Average
  Net Assets(1)                                               0.34%          0.21%         0.05%          0.79%        (0.10)%
Portfolio Turnover Rate                                        131%           143%           94%            71%            91%
------------------------------------------------------------------------------------------------------------------------------

 (1)Ratios before expense limitation:
    Expenses to Average Net Assets                            0.82%          0.81%         0.81%          0.80%          0.80%
    Net Investment Income (Loss) to Average Net Assets        0.32%          0.21%         0.06%        (0.06)%        (0.10)%
-------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.
^ Performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 25.07% and 24.79%, respectively.

EQUITY GROWTH PORTFOLIO


                                                                                YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
CLASS B                                                        2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                         $12.34         $17.08         $20.32         $24.90         $18.97
-------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                  0.01+         0.00++         (0.04)         (0.04)         (0.04)
Net Realized and Unrealized Gain (Loss) on Investments         3.21         (4.74)         (3.05)         (2.78)           7.44
===============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               3.22         (4.74)         (3.09)         (2.82)           7.40
===============================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                        (0.01)              -              -              -       (0.00)++
Net Realized Gain                                                 -              -         (0.15)         (1.76)         (1.47)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.01)              -         (0.15)         (1.76)         (1.47)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $15.55         $12.34         $17.08         $20.32         $24.90
===============================================================================================================================
TOTAL RETURN                                                26.13%^       (27.75)%       (15.26)%       (12.01)%         39.61%
===============================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                      $199,591       $156,501       $223,646       $350,556       $246,889
Ratio of Expenses to Average Net Assets(2)                    1.05%          1.05%          1.05%          1.05%          1.05%
Ratio of Net Investment Income (Loss) to Average
  Net Assets(2)                                               0.09%        (0.04)%        (0.22)%        (1.04)%        (0.34)%
Portfolio Turnover Rate                                        131%           143%            94%            71%            91%
-------------------------------------------------------------------------------------------------------------------------------

 (2)Ratios before expense limitation:
    Expenses to Average Net Assets                            1.07%          1.06%          1.06%          1.05%          1.05%
    Net Investment Income (Loss) to Average Net Assets        0.07%        (0.04)%        (0.22)%        (0.30)%        (0.34)%
-------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.
^ Performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 25.07% and 24.79%, respectively.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

FOCUS EQUITY PORTFOLIO


                                                                                YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
CLASS A                                                        2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                          $9.02         $12.67         $15.31         $19.70         $17.50
-------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                  0.02+        0.00+++         (0.03)         (0.05)         (0.06)
Net Realized and Unrealized Gain (Loss) on Investments         2.77         (3.65)         (2.28)         (2.05)           7.89
===============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               2.79         (3.65)         (2.31)         (2.10)           7.83
===============================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                        (0.02)              -              -              -              -
Net Realized Gain                                                 -              -         (0.33)         (2.29)         (5.63)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.02)              -         (0.33)         (2.29)         (5.63)
===============================================================================================================================
Net Asset Value, End of Period                               $11.79          $9.02         $12.67         $15.31         $19.70
===============================================================================================================================
TOTAL RETURN                                                30.99%^       (28.81)%       (15.22)%       (11.66)%         46.44%
===============================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                       $61,420        $51,347        $85,204       $126,531       $136,128
Ratio of Expenses to Average Net Assets(1)                    1.00%          1.00%          1.01%          1.00%          1.01%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                  1.00%            N/A          1.00%          1.00%          1.00%
Ratio of Net Investment Income (Loss) to Average
Net Assets(1)                                                 0.22%          0.02%        (0.21)%        (0.27)%        (0.33)%
Portfolio Turnover Rate                                        160%           173%            95%            93%           155%
-------------------------------------------------------------------------------------------------------------------------------

 (1)Ratios before expense limitation:
    Expenses to Average Net Assets                            1.14%          1.09%          1.08%          1.04%          1.07%
    Net Investment Income (Loss) to Average Net Assets        0.08%        (0.07)%        (0.28)%        (0.29)%        (0.39)%
-------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.
^ Performance was positively impacted by approximately 5.64%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 25.35% and 24.98%, respectively.

FOCUS EQUITY PORTFOLIO


                                                                                YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------------------------------
CLASS B                                                        2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                          $8.85         $12.45         $15.09         $19.50         $17.40
-------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                              (0.00)+++        (0.03)+         (0.07)         (0.08)         (0.08)
Net Realized and Unrealized Gain (Loss) on Investments         2.72         (3.57)         (2.24)         (2.04)           7.81
===============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               2.72         (3.60)         (2.31)         (2.12)           7.73
===============================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Realized Gain                                                 -              -         (0.33)         (2.29)         (5.63)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $11.57          $8.85         $12.45         $15.09         $19.50
===============================================================================================================================
TOTAL RETURN                                                30.62%^       (28.92)%       (15.45)%       (11.89)%         46.13%
===============================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                        $8,156         $6,414        $13,143        $18,876        $22,168
Ratio of Expenses to Average Net Assets(2)                    1.25%          1.25%          1.26%          1.25%          1.26%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                  1.25%            N/A          1.25%          1.25%          1.25%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(2)                                  (0.03)%        (0.23)%        (0.45)%        (0.52)%        (0.58)%
Portfolio Turnover Rate                                        160%           173%            95%            93%           155%
-------------------------------------------------------------------------------------------------------------------------------

 (2)Ratios before expense limitation:
    Expenses to Average Net Assets                            1.39%          1.34%          1.33%          1.29%          1.32%
    Net Investment Income (Loss) to Average Net Assets      (0.17)%        (0.32)%        (0.53)%        (0.54)%        (0.64)%
-------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.
^ Performance was positively impacted by approximately 5.64%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 25.35% and 24.98%, respectively.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

SMALL COMPANY GROWTH PORTFOLIO


                                                                                YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
CLASS A                                                        2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                          $7.50          $9.65         $10.99         $13.32          $8.07
-------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                (0.09)+        (0.07)+         (0.06)         (0.08)         (0.05)
Net Realized and Unrealized Gain (Loss) on Investments         3.40         (2.08)         (1.28)         (0.69)           7.40
===============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               3.31         (2.15)         (1.34)         (0.77)           7.35
===============================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Realized Gain                                                 -              -       (0.00)++         (1.56)         (2.10)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.81          $7.50          $9.65         $10.99         $13.32
===============================================================================================================================
TOTAL RETURN                                                 44.13%       (22.28)%       (12.18)%        (6.64)%         96.45%
===============================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                      $299,198        $74,554        $82,300        $89,367        $77,193
Ratio of Expenses to Average Net Assets(1)                    1.10%          1.10%          1.10%          1.25%          1.25%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(1)                                  (0.93)%        (0.82)%        (0.69)%        (0.68)%        (0.59)%
Portfolio Turnover Rate                                        160%           133%          1.44%           129%           204%
-------------------------------------------------------------------------------------------------------------------------------

 (1)Ratios before expense limitation:
    Expenses to Average Net Assets                            1.26%          1.22%          1.25%          1.30%          1.43%
    Net Investment Income (Loss) to Average Net Assets      (1.09)%        (0.94)%        (0.83)%        (0.73)%        (0.78)%
-------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.

SMALL COMPANY GROWTH PORTFOLIO


                                                                                YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
CLASS B                                                        2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                          $7.26          $9.36         $10.68         $13.01          $7.93
-------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                (0.10)+        (0.09)+         (0.06)         (0.10)         (0.08)
Net Realized and Unrealized Gain (Loss) on Investments         3.27         (2.01)         (1.26)         (0.67)           7.26
===============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               3.17         (2.10)         (1.32)         (0.77)           7.18
===============================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Realized Gain                                                 -              -       (0.00)++         (1.56)         (2.10)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.43          $7.26          $9.36         $10.68         $13.01
===============================================================================================================================
TOTAL RETURN                                                 43.80%       (22.44)%       (12.35)%        (6.81)%         95.97%
===============================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                      $484,136       $215,899       $184,099        $91,069        $14,775
Ratio of Expenses to Average Net Assets(2)                    1.35%          1.35%          1.35%          1.50%          1.50%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(2)                                  (1.18)%        (1.07)%        (0.97)%        (0.97)%        (0.87)%
Portfolio Turnover Rate                                        160%           133%           144%           129%           204%
-------------------------------------------------------------------------------------------------------------------------------

 (2)Ratios before expense limitation:
    Expenses to Average Net Assets                            1.51%          1.47%          1.50%          1.55%          1.66%
    Net Investment Income (Loss) to Average Net Assets      (1.34)%        (1.19)%        (1.12)%        (1.02)%          1.03%
-------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

TECHNOLOGY PORTFOLIO


                                                                                YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
CLASS A                                                        2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                          $6.69         $12.76         $25.82         $38.91         $17.98
-------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                (0.09)+        (0.10)+         (0.18)         (0.34)        (0.28)+
Net Realized and Unrealized Gain (Loss) on Investments         3.23         (5.97)        (12.00)         (7.69)         28.07
===============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               3.14         (6.07)        (12.18)         (8.03)          27.79
===============================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Realized Gain                                                 -              -         (0.88)         (5.06)         (6.86)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $9.83          $6.69         $12.76         $25.82         $38.91
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                46.94%^       (47.57)%       (47.89)%       (22.67)%        160.62%
===============================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                       $24,934        $20,331        $42,195       $101,588        $82,190
Ratio of Expenses to Average Net Assets(1)                    1.26%          1.26%          1.26%          1.26%          1.26%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                  1.25%          1.25%          1.25%          1.25%          1.25%
Ratio of Net Investment Income (Loss) to Average
  Net Assets(1)                                             (1.07)%        (1.11)%        (1.09)%        (1.05)%        (1.06)%
Portfolio Turnover Rate                                        156%           122%           107%           150%           250%
-------------------------------------------------------------------------------------------------------------------------------

 (1)Ratios before expense limitation:
    Expenses to Average Net Assets                            1.51%          1.46%          1.34%          1.29%          1.28%
    Net Investment Income (Loss) to Average Net Assets      (1.32)%        (1.32)%        (1.17)%        (1.08)%        (1.09)%
-------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.
^ Performance was positively impacted by approximately 0.68%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 46.26% and 45.76%, respectively.

TECHNOLOGY PORTFOLIO


                                                                                YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
CLASS B                                                        2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                          $6.61         $12.61         $25.58         $38.69         $17.92
-------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                (0.11)+        (0.12)+         (0.21)         (0.41)        (0.35)+
Net Realized and Unrealized Gain (Loss) on Investments         3.19         (5.88)        (11.88)         (7.64)          27.98
===============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               3.08         (6.00)        (12.09)         (8.05)          27.63
===============================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Realized Gain                                                 -              -         (0.88)         (5.06)         (6.86)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $9.69          $6.61         $12.61         $25.58         $38.69
===============================================================================================================================
TOTAL RETURN                                                46.44%^       (47.62)%       (47.99)%       (22.86)%        160.26%
===============================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                        $4,437         $1,872         $3,137         $6,251         $4,192
Ratio of Expenses to Average Net Assets (2)                   1.51%          1.51%          1.51%          1.51%          1.51%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                  1.50%          1.50%          1.50%          1.50%          1.50%
Ratio of Net Investment Income (Loss) to Average
  Net Assets (2)                                            (1.32)%        (1.36)%        (1.34)%        (1.30)%        (1.31)%
Portfolio Turnover Rate                                        156%           122%           107%           150%           250%
-------------------------------------------------------------------------------------------------------------------------------

 (2)Ratios before expense limitation:
    Expenses to Average Net Assets                            1.76%          1.71%          1.59%          1.54%          1.53%
    Net Investment Income (Loss) to Average Net Assets      (1.57)%        (1.57)%        (1.42)%        (1.34)%        (1.32)%
-------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.
^ Performance was positively impacted by approximately 0.68%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 46.26% and 45.76%, respectively.

                   The page has been left blank intentionally

                   The page has been left blank intentionally

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Additional Information

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated April 30, 2004, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.


You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.

c/o JPMorgan Investor Services Company
P.O. Box 182913
Columbus, OH 43218-2913


For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investments Results are available at www.morganstanley.com/im.

                                            PROSPECTUS

                                            April 30, 2004


[MORGAN STANLEY LOGO]


MORGAN STANLEY INSTITUTIONAL FUND, INC.

EUROPEAN REAL ESTATE PORTFOLIO

The European Real Estate Portfolio
seeks to provide current income and
long-term capital appreciation by
investing primarily in equity
securities of companies in the
European real estate industry.

---------------------------------------

ASIAN REAL ESTATE PORTFOLIO

The Asian Real Estate Portfolio seeks
to provide long-term capital
appreciation by investing primarily in
equity securities of companies in the
Asian real estate industry.

---------------------------------------
U.S. REAL ESTATE PORTFOLIO                  INVESTMENT ADVISER
                                            MORGAN STANLEY INVESTMENT MANAGEMENT
The U.S. Real Estate Portfolio seeks        INC.
to provide above average current
income and long-term capital                ------------------------------------
appreciation by investing primarily in
equity securities of companies in the
U.S. real estate industry, including        DISTRIBUTOR
real estate investment trusts.              MORGAN STANLEY & CO. INCORPORATED

---------------------------------------     ------------------------------------

                                            Morgan Stanley Institutional Fund,
                                            Inc. (the "Fund") is a no-load
                                            mutual fund that is designed to meet
                                            the investment needs of discerning
                                            investors who place a premium on
                                            quality and personal service. The
                                            Fund makes available to
                                            institutional investors a series of
                                            portfolios, which seeks to benefit
                                            from the investment expertise and
                                            commitment to excellence associated
                                            with Morgan Stanley Investment
                                            Management Inc. ("Morgan Stanley
                                            Investment Management" or the
                                            "Adviser") and its affiliates. This
                                            Prospectus offers Class A and Class
                                            B shares of the portfolios listed
                                            above (each a "Portfolio" and
                                            collectively the "Portfolios").

                                            ------------------------------------

                                            The Securities and Exchange
                                            Commission has not approved or
                                            disapproved these securities or
                                            passed upon the adequacy of this
                                            Prospectus. Any representation to
                                            the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            PAGE
INVESTMENT SUMMARY

PORTFOLIOS

European Real Estate                                                           1
--------------------------------------------------------------------------------
Asian Real Estate                                                              3
--------------------------------------------------------------------------------
U.S. Real Estate                                                               5
--------------------------------------------------------------------------------
Additional Risk Factors and Information                                        7
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                                            9
--------------------------------------------------------------------------------
FUND MANAGEMENT                                                               11
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                       12
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          15
--------------------------------------------------------------------------------
European Real Estate Portfolio                                                15
--------------------------------------------------------------------------------
Asian Real Estate Portfolio                                                   17
--------------------------------------------------------------------------------
U.S. Real Estate Portfolio                                                    19
--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

EUROPEAN REAL ESTATE PORTFOLIO

OBJECTIVE

THE EUROPEAN REAL ESTATE PORTFOLIO SEEKS TO PROVIDE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN THE EUROPEAN REAL ESTATE INDUSTRY.

APPROACH

The Adviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the European real estate industry. The Portfolio will invest primarily in companies located in Germany, France, Switzerland, Belgium, Italy, Spain, Portugal, Finland, Sweden, Denmark, Norway, Ireland and the United Kingdom but may also invest in the emerging markets of Europe. The Adviser's approach emphasizes bottom-up stock selection with a top-down country allocation overlay.

PROCESS

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the European real estate industry. This policy may be changed without shareholder approval; however, you would be notified of any changes.

A company is considered to be in the European real estate industry if it meets the following tests: (1) a company is considered to be European if its securities are traded on a recognized stock exchange in Europe, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in a European country or if it is organized or has a principal office in a European country; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of European real estate companies, including companies in the emerging market countries of Europe. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, European real estate securities, may underperform relative to other sectors or the overall market.


Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in European countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

In addition, the risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on October 1, 1997

1998     4.75
1999    -2.36
2000    14.91
2001    -7.85
2002    24.52
2003    42.41

HIGH QUARTER    (Q2 '03)        22.17%
--------------------------------------
LOW QUARTER     (Q3 '98)        -9.03%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                        PAST          PAST         SINCE
                                                                    ONE YEAR    FIVE YEARS     INCEPTION
CLASS A (commenced operations on October 1, 1997)
--------------------------------------------------------------------------------------------------------
Return before Taxes                                                   42.41%        12.89%        10.15%
--------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                42.20%        12.03%         9.24%
--------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of Fund Shares(1)        28.72%        10.81%         8.35%
--------------------------------------------------------------------------------------------------------
GPR General Real Estate Securities Index-Europe
  (reflects no deduction for fees, expenses or taxes)(2)              45.03%        13.67%        10.73%
--------------------------------------------------------------------------------------------------------
Lipper Real Estate Funds Average(3)                                   37.22%        13.93%         7.67%
--------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on October 1, 1997)
--------------------------------------------------------------------------------------------------------
Return before Taxes                                                   42.06%        12.57%         9.87%
--------------------------------------------------------------------------------------------------------
GPR General Real Estate Securities Index-Europe
  (reflects no deduction for fees, expenses or taxes)(2)              45.03%        13.67%        10.73%
--------------------------------------------------------------------------------------------------------
Lipper Real Estate Funds Average(3)                                   37.22%        13.93%         7.67%
--------------------------------------------------------------------------------------------------------



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.


     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The GPR General Real Estate Securities Index-Europe is a market capitalization weighted index measuring total return of listed property/real estate securities in Europe.

(3) The Lipper Real Estate Funds Average tracks the performance of all funds in the Lipper Real Estate Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ASIAN REAL ESTATE PORTFOLIO


On April 22, 2004, the Board of Directors of the Fund approved the redemption of all of the shares (the "Redemption") of the Asian Real Estate Portfolio pursuant to the Fund's Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption will occur on or about May 27, 2004. The Fund is no longer offering the shares of the Portfolio.


OBJECTIVE

THE ASIAN REAL ESTATE PORTFOLIO SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN THE ASIAN REAL ESTATE INDUSTRY.

APPROACH

The Adviser seeks capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry. The Portfolio will invest primarily in the more established Asian markets, including Singapore, Malaysia, Hong Kong and Thailand, but may also invest in other Asian emerging markets and in Japan, Australia and New Zealand. The Adviser's approach emphasizes bottom-up stock selection with a top-down country allocation overlay.

PROCESS

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the Asian real estate industry. This policy may be changed without shareholder approval; however, you would be notified of any changes.

A company is considered to be in the Asian real estate industry if it meets the following tests: (1) a company is considered to be Asian if its securities are traded on a recognized stock exchange in Asia, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in an Asian country or if it is organized or has a principal office in an Asian country; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of Asian real estate companies including, companies in the emerging market countries of Asia. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, Asian real estate securities, may underperform relative to other sectors or the overall market.


Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in Asian countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on October 1, 1997

1998    -11.82
1999     24.27
2000      3.44
2001    -14.91
2002    -11.55
2003     42.76

HIGH QUARTER    (Q4 '98)       50.92%
-------------------------------------
LOW QUARTER     (Q2 '98)      -30.06%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                        PAST          PAST         SINCE
                                                                    ONE YEAR    FIVE YEARS     INCEPTION
CLASS A (commenced operations on October 1, 1997)
--------------------------------------------------------------------------------------------------------
Return before Taxes                                                   42.76%         6.67%        -0.40%
--------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                40.16%         5.25%        -1.83%
--------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of Fund Shares(1)        27.87%         4.85%        -1.24%
--------------------------------------------------------------------------------------------------------
GPR General Real Estate Securities Index-Far East
  (reflects no deduction for fees, expenses or taxes)(2)              47.43%         7.57%        -2.48%
--------------------------------------------------------------------------------------------------------
Lipper Real Estate Funds Average(3)                                   37.22%        13.93%         7.67%
--------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on October 1, 1997)
--------------------------------------------------------------------------------------------------------
Return before Taxes                                                   42.42%         6.42%        -0.68%
--------------------------------------------------------------------------------------------------------
GPR General Real Estate Securities Index-Far East
  (reflects no deduction for fees, expenses or taxes)(2)              47.43%         7.57%        -2.48%
--------------------------------------------------------------------------------------------------------
Lipper Real Estate Funds Average(3)                                   37.22%        13.93%         7.67%
--------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The GPR General Real Estate Securities Index-Far East is a market capitalization weighted index measuring total return of listed property/real estate securities in the Far East.

(3) The Lipper Real Estate Funds Average tracks the performance of all funds in the Lipper Real Estate Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

U.S. REAL ESTATE PORTFOLIO

OBJECTIVE

THE U.S. REAL ESTATE PORTFOLIO SEEKS TO PROVIDE ABOVE AVERAGE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN THE U.S. REAL ESTATE INDUSTRY, INCLUDING REAL ESTATE INVESTMENT TRUSTS.

APPROACH

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

PROCESS

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified of any changes.

A company is considered to be in the United States' real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it
(i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, U.S. real estate securities, may underperform relative to other sectors or the overall market.


Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). The Portfolio will invest primarily in equity REITs. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type.

REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on February 24, 1995

1996     39.56
1997     27.62
1998    -12.29
1999     -1.48
2000     29.65
2001      9.27
2002      0.18
2003     37.61

HIGH QUARTER    (Q4 '96)         16.71%
---------------------------------------
LOW QUARTER     (Q3 '02)        -10.05%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                        PAST          PAST         SINCE
                                                                    ONE YEAR    FIVE YEARS     INCEPTION
CLASS A (commenced operations on February 24, 1995)
--------------------------------------------------------------------------------------------------------
Return before Taxes                                                   37.61%        13.98%        15.71%
--------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                35.90%        11.68%        12.51%
--------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of Fund Shares(1)        24.51%        10.74%        11.80%
--------------------------------------------------------------------------------------------------------
NAREIT Equity Index (reflects no deduction for fees,
  expenses or taxes)(2)                                               37.13%        14.35%        13.29%
--------------------------------------------------------------------------------------------------------
Lipper Real Estate Funds Average(3)                                   37.22%        13.93%        13.61%
--------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
--------------------------------------------------------------------------------------------------------
Return before Taxes                                                   37.23%        13.65%        14.32%
--------------------------------------------------------------------------------------------------------
NAREIT Equity Index (reflects no deduction for fees,
  expenses or taxes)(2)                                               37.13%        14.35%        12.83%
--------------------------------------------------------------------------------------------------------
Lipper Real Estate Funds Average(3)                                   37.22%        13.93%        13.20%
--------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The National Association of Real Estate Investment Trusts (NAREIT) Equity Index is an unmanaged market weighted index of tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System including dividends.

(3) The Lipper Real Estate Funds Average tracks the performance of all funds in the Lipper Real Estate Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ADDITIONAL RISK FACTORS AND INFORMATION

PRICE VOLATILITY

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

REAL ESTATE INVESTING

Each of the Portfolios invests in companies that are mainly in the real estate industry. As a result, these companies (and, therefore, the Portfolios) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.


FOREIGN SECURITIES

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgements against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

FOREIGN CURRENCY

In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since a Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of a Portfolio's assets. The Adviser may use derivatives to reduce the risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.


EMERGING MARKET RISKS

The European Real Estate and Asian Real Estate Portfolios may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

DERIVATIVES & OTHER INVESTMENTS

The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

RISKS OF DERIVATIVES

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency

[SIDENOTE]

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH IS INCORPORATED BY REFERENCE AND LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
exchange rates or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolios may use futures contracts to gain exposure to an entire market (E.G. stock index futures) or to control their exposure to changing foreign currency exchange rates or interest rates.


The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.


Hedging a Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

INVESTMENT DISCRETION

In pursuing the Portfolios' investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

BANK INVESTORS


An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


TEMPORARY DEFENSIVE INVESTMENTS

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (E.G., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Portfolios may engage in frequent trading of securities to achieve their investment objectives.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fees and Expenses of the Portfolios

FEES AND EXPENSES OF THE PORTFOLIOS


2003 ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                          EUROPEAN          ASIAN           U.S.
                                                                       REAL ESTATE    REAL ESTATE    REAL ESTATE
                                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a % of the amount redeemed)+                              2.00%          2.00%            N/A
----------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES (expenses that are deducted from Portfolio assets)*
----------------------------------------------------------------------------------------------------------------
Class A                                                                      0.80%          0.80%          0.80%
----------------------------------------------------------------------------------------------------------------
Class B                                                                      0.80%          0.80%          0.80%
----------------------------------------------------------------------------------------------------------------
12b-1 FEE
----------------------------------------------------------------------------------------------------------------
Class A                                                                       NONE           NONE           NONE
----------------------------------------------------------------------------------------------------------------
Class B                                                                      0.25%          0.25%          0.25%
----------------------------------------------------------------------------------------------------------------
OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------
Class A                                                                      0.69%          3.24%          0.21%
----------------------------------------------------------------------------------------------------------------
Class B                                                                      0.69%          3.24%          0.21%
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
Class A                                                                      1.49%          4.04%          1.01%
----------------------------------------------------------------------------------------------------------------
Class B                                                                      1.74%          4.29%          1.26%
----------------------------------------------------------------------------------------------------------------


+ Payable to the Portfolio on shares redeemed within 60 days of purchase. The redemption fee may be waived by the Fund in certain circumstances. See "Shareholder Information" for more information on redemption fees.


* The Management Fees for the Portfolios shown in the table above are the highest that could be charged. This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolios so that total annual portfolio operating expenses, excluding certain investment related expenses, as described below, will not exceed 1.00% for Class A shares and 1.25% for Class B shares.

  In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from annual operating expenses. If these expenses were included, the Portfolios' total operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits in the preceding paragraph.

  For the fiscal year ended December 31, 2003, after giving effect to the Adviser's voluntary fee waiver and/or expense reimbursement, the total annual operating expenses incurred by investors in the Portfolios were the amounts shown in the first paragraph of this note.


  Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

[SIDENOTE]

THE COMMISSION REQUIRES THAT THE FUND DISCLOSE IN THIS TABLE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIOS. THE PORTFOLIOS DO NOT CHARGE ANY SALES LOADS OR SIMILAR FEES WHEN YOU PURCHASE OR REDEEM SHARES. THE ANNUAL PORTFOLIO OPERATING EXPENSES IN THE TABLE DO NOT REFLECT VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FROM THE ADVISER, WHICH ARE DESCRIBED IN THE FOOTNOTES.

--------------------------------------------------------------------------------

EXAMPLE


                                                                1 YEAR        3 YEARS      5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------
EUROPEAN REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Class A                                                            $152        $471           $813      $1,779
--------------------------------------------------------------------------------------------------------------
Class B                                                            $177        $548           $944      $2,052
--------------------------------------------------------------------------------------------------------------
ASIAN REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Class A                                                            $406      $1,230         $2,069      $4,239
--------------------------------------------------------------------------------------------------------------
Class B                                                            $431      $1,301         $2,183      $4,445
--------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Class A                                                            $103        $322           $558      $1,236
--------------------------------------------------------------------------------------------------------------
Class B                                                            $128        $400           $692      $1,523
--------------------------------------------------------------------------------------------------------------


[SIDENOTE]

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN EACH PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT EACH PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE EQUAL TO THE AMOUNTS REFLECTED IN THE TABLE TO THE RIGHT.

--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fund Management

INVESTMENT ADVISER


Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2003, the Adviser, together with its affiliated asset management companies, had approximately $420.8 billion in assets under management with approximately $170.3 billion in institutional assets.


MANAGEMENT FEES


For the fiscal year ended December 31, 2003, the Adviser received from each Portfolio the management fee set forth in the table below:

MANAGEMENT FEE PAID IN FISCAL YEAR ENDED DECEMBER 31, 2003

(net of waivers and as a percentage of average net assets)


EUROPEAN REAL ESTATE PORTFOLIO                                             0.31%
--------------------------------------------------------------------------------
ASIAN REAL ESTATE PORTFOLIO                                                0.00%
--------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO                                                 0.79%
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

EUROPEAN REAL ESTATE PORTFOLIO


The Portfolio's assets are managed within the Real Estate Team. Current members of the team include Theodore R. Bigman, Managing Director of the Adviser, Michiel te Paske and Sven van Kemenade, Vice Presidents of the Adviser.


ASIAN REAL ESTATE PORTFOLIO


The Portfolio's assets are managed within the Real Estate Team. Current members of the team include Theodore R. Bigman, Managing Director of the Adviser, and Angeline Ho, Vice President of the Adviser.


U.S. REAL ESTATE PORTFOLIO


The Portfolio's assets are managed within the Real Estate Team. Current members of the team include Theodore R. Bigman, Managing Director of the Adviser, and Douglas A. Funke, Managing Director of the Adviser.

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES

Morgan Stanley & Co. is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Adviser and/or Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolios) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of a Portfolio's shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value or the price of a Portfolio's shares. For more information, please see the Statement of Additional Information.


ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the Portfolios are open for business (the "Pricing Time").

HOW TO PURCHASE SHARES

You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class A or Class B shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, and remains below the minimum initial investment amount for 60 consecutive days, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions. The Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


INITIAL PURCHASE BY MAIL


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company ("JPMorgan" ), the Fund's transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913 together with a check payable to Morgan Stanley Institutional Fund, Inc.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Shareholder Information

SHAREHOLDER INFORMATION (CONT'D)

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE


You may purchase shares of each Portfolio by wiring Federal Funds to the Custodian. YOU SHOULD FORWARD A COMPLETED ACCOUNT REGISTRATION FORM TO JPMORGAN IN ADVANCE OF THE WIRE. NOTIFICATION MUST BE GIVEN TO JPMORGAN AT 1-800-548-7786 PRIOR TO THE DETERMINATION OF NAV. See the section above entitled "Pricing of Portfolio Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMORGAN CHASE BANK

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Please call the Fund at 1-800-548-7786 prior to wiring funds.


OTHER TRANSACTIONAL INFORMATION

Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.


Shares of the European Real Estate and Asian Real Estate Portfolios redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. Each time you redeem or exchange shares, the shares held longest will be redeemed or exchanged first.


HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How To Purchase Shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.


EXCHANGE PRIVILEGE


You may exchange Portfolio shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's Transfer Agent by mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio shares held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "Other Transactional Information."


DIVIDENDS AND DISTRIBUTIONS

It is the policy for the U.S. Real Estate Portfolio to distribute to shareholders substantially all of its net investment income, if any, in the form of quarterly dividends and to distribute net realized capital gains, if any, at least annually.

It is the policy for each of the Asian Real Estate and European Real Estate Portfolios to distribute to shareholders substantially all of their net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES


The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2009, dividends paid by the Fund that are attributable to "qualified dividends" (as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003) received by the Fund are taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Fund and the shareholders. Dividends paid by the Fund not attributable to "qualified dividends" received by the Fund, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Generally, dividends paid by REITs will not be eligible to be treated as "qualified dividends." However, "qualified dividends" may include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock is readily tradable on an established securities market in the United States). Long-term capital gains distributions to individuals are taxed as a reduced rate (15% at the maximum) before January 1, 2009, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after January 1, 2009. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.


If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

THE FUND CURRENTLY CONSISTS OF THE FOLLOWING PORTFOLIOS:

U.S. EQUITY

Equity Growth Portfolio
Focus Equity Portfolio

Large Cap Relative Value Portfolio+

MicroCap Portfolio+
Small Company Growth Portfolio

Technology Portfolio*+++

U.S. Equity Plus Portfolio+
U.S. Real Estate Portfolio
Value Equity Portfolio

GLOBAL AND INTERNATIONAL EQUITY

Active International Allocation Portfolio

Asian Real Estate Portfolio++
China Growth Portfolio+

Emerging Markets Portfolio

European Value Equity Portfolio++

European Real Estate Portfolio
Global Franchise Portfolio
Global Value Equity Portfolio
Gold Portfolio+
International Equity Portfolio*
International Magnum Portfolio
International Small Cap Portfolio
Japanese Value Equity Portfolio
Latin American Portfolio

FIXED INCOME

Emerging Markets Debt Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+

MONEY MARKET

Money Market Portfolio
Municipal Money Market Portfolio

*   Portfolio is currently closed to new investors
+   Portfolio is not operational

++  Portfolio is to be liquidated on or about May 27, 2004
+++ Portfolio is to be liquidated on or about August 20, 2004

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000 through December 31, 2003 has been audited by Ernst & Young LLP. The financial highlights for the fiscal year ended December 31, 1999 were audited by other independent accountants. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolios' financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.


EUROPEAN REAL ESTATE PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS A                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $10.93         $9.30        $10.38         $9.16         $9.58
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.27+         0.37+          0.27          0.07        (0.05)
Net Realized and Unrealized Gain (Loss) on Investments                4.35          1.90        (1.09)          1.30        (0.17)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      4.62          2.27        (0.82)          1.37        (0.22)
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.42)        (0.64)        (0.26)        (0.15)        (0.20)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $15.13        $10.93         $9.30        $10.38         $9.16
==================================================================================================================================
TOTAL RETURN                                                        42.41%        24.52%       (7.85)%        14.91%       (2.36)%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                              $22,184       $19,215       $13,826        $7,766        $9,931
Ratio of Expenses to Average Net Assets(1)                           1.00%         1.00%         1.01%         1.03%         1.23%
Ratio of Expenses to Average Net Assets
Excluding Interest Expense                                           1.00%           N/A         1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)       2.23%         3.37%         2.30%         1.55%         2.33%
Portfolio Turnover Rate                                                47%           79%           46%           74%           35%
----------------------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.49%         1.56%         1.53%         1.90%         1.71%
   Net Investment Income (Loss) to Average Net Assets                1.74%         2.81%         1.74%         0.69%         1.85%
----------------------------------------------------------------------------------------------------------------------------------



+ Per share amount is based on average shares outstanding.

EUROPEAN REAL ESTATE PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS B                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $10.96         $9.33        $10.41         $9.19         $9.61
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.28+         0.27+          0.08          0.18          0.19
Net Realized and Unrealized Gain (Loss) on Investments                4.32          1.97        (0.93)          1.16        (0.43)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      4.60          2.24        (0.85)          1.34        (0.24)
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.39)        (0.61)        (0.23)        (0.12)        (0.18)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $15.17        $10.96         $9.33        $10.41         $9.19
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        42.06%        24.11%       (8.08)%        14.55%       (2.61)%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                                 $915          $953        $1,687        $1,449        $1,786
Ratio of Expenses to Average Net Assets(2)                           1.25%         1.25%         1.26%         1.28%         1.47%
Ratio of Expenses to Average Net Assets
Excluding Interest Expense                                           1.25%           N/A         1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(2)       1.98%         3.12%         1.53%         1.50%         2.35%
Portfolio Turnover Rate                                                47%           79%           46%           74%           35%
----------------------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.74%         1.81%         1.78%         2.15%         1.96%
   Net Investment Income (Loss) to Average Net Assets                1.49%         2.56%         0.96%         0.61%         1.91%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

ASIAN REAL ESTATE PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS A                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                 $5.63         $6.60         $8.01         $7.90         $6.63
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.15+         0.15+          0.12          0.15          0.11
Net Realized and Unrealized Gain (Loss) on Investments                2.22        (0.91)        (1.31)          0.11          1.50
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      2.37        (0.76)        (1.19)          0.26          1.61
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.42)        (0.21)        (0.22)        (0.15)        (0.34)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $7.58         $5.63         $6.60         $8.01         $7.90
==================================================================================================================================
TOTAL RETURN                                                        42.76%      (11.55)%      (14.91)%         3.44%        24.27%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                               $2,962        $1,843        $2,020        $2,786        $2,912
Ratio of Expenses to Average Net Assets(1)                           1.00%         1.00%         1.02%         1.02%         1.01%
Ratio of Expenses to Average Net Assets Excluding
Interest Expense                                                       N/A           N/A         1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)       2.39%         2.41%         1.69%         2.03%         1.64%
Portfolio Turnover Rate                                                55%           38%           40%           87%           98%
----------------------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                    4.04%         3.81%         3.29%         4.04%         3.19%
   Net Investment Income (Loss) to Average Net Assets              (0.65)%       (0.40)%       (0.58)%       (0.98)%       (0.54)%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

ASIAN REAL ESTATE PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS B                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                 $5.67         $6.64         $8.06         $7.93         $6.66
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.14+         0.14+          0.10          0.09          0.13
Net Realized and Unrealized Gain (Loss) on Investments                2.24        (0.91)        (1.32)          0.16          1.46
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      2.38        (0.77)        (1.22)         0.25          1.59
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.35)        (0.20)        (0.20)        (0.12)        (0.32)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $7.70         $5.67         $6.64         $8.06         $7.93
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        42.42%      (11.72)%      (15.18)%         3.29%        23.88%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                                  $13          $399          $421          $484        $1,372
Ratio of Expenses to Average Net Assets(2)                           1.25%         1.25%         1.27%         1.27%         1.25%
Ratio of Expenses to Average Net Assets Excluding
Interest Expense                                                       N/A           N/A         1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average
Net Assets(2)                                                        2.14%         2.16%         1.33%         1.56%         1.39%
Portfolio Turnover Rate                                                55%           38%           40%           87%           98%
----------------------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                    4.29%         4.06%         3.54%         4.20%         3.10%
   Net Investment Income (Loss) to Average Net Assets              (0.90)%       (0.65)%       (0.94)%       (1.36)%       (0.45)%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

U.S. REAL ESTATE PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS A                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $13.55        $14.63        $14.50        $11.84        $12.71
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.48+         0.52+          0.60          0.51          0.81
Net Realized and Unrealized Gain (Loss) on Investments                4.55        (0.48)          0.71          2.94        (0.98)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      5.03          0.04          1.31          3.45        (0.17)
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.48)        (0.52)        (0.57)        (0.56)        (0.66)
Net Realized Gain                                                   (0.18)        (0.60)        (0.61)        (0.23)        (0.04)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.66)        (1.12)        (1.18)        (0.79)        (0.70)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $17.92        $13.55        $14.63        $14.50        $11.84
==================================================================================================================================
TOTAL RETURN                                                        37.61%         0.18%         9.27%        29.65%       (1.48)%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                             $897,551      $655,274      $696,871      $584,263      $311,064
Ratio of Expenses to Average Net Assets(1)                           1.00%         0.99%         1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average
Net Assets(1)                                                        3.08%         3.49%         4.19%         4.13%         6.52%
Portfolio Turnover Rate                                                17%           47%           33%           31%           47%
----------------------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.01%         0.99%         1.01%         1.01%         1.02%
   Net Investment Income (Loss) to Average Net Assets                3.07%         3.49%         4.18%         4.11%         6.51%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

U.S. REAL ESTATE PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS B                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $13.47        $14.55        $14.45        $11.80        $12.67
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.45+         0.45+          0.56          0.49          0.82
Net Realized and Unrealized Gain (Loss) on Investments                4.50        (0.45)          0.68          2.92        (1.02)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      4.95          0.00          1.24          3.41        (0.20)
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.44)        (0.48)        (0.53)        (0.53)        (0.63)
Net Realized Gain                                                   (0.18)        (0.60)        (0.61)        (0.23)        (0.04)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.62)        (1.08)        (1.14)        (0.76)        (0.67)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $17.80        $13.47        $14.55        $14.45        $11.80
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        37.23%       (0.07)%         8.78%        29.36%       (1.73)%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                              $70,146       $31,584       $23,198       $20,235       $13,418
Ratio of Expenses to Average Net Assets(2)                           1.25%         1.24%         1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average
Net Assets(2)                                                        2.83%         3.24%         3.96%         3.83%         6.13%
Portfolio Turnover Rate                                                17%           47%           33%           31%           47%
----------------------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.26%         1.24%         1.26%         1.26%         1.27%
   Net Investment Income (Loss) to Average Net Assets                2.82%         3.24%         3.95%         3.81%         6.12%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Additional Information

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated April 30, 2004, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.


You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.


Information about the Fund, including the SAI, and Shareholder Reports may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


Morgan Stanley Institutional Fund, Inc.

c/o JPMorgan Investor Services Company
P.O. Box 182913
Columbus, OH 43218-2913


For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

                                       PROSPECTUS

                                       April 30, 2004


[MORGAN STANLEY LOGO]


MORGAN STANLEY INSTITUTIONAL FUND, INC.

GLOBAL FRANCHISE PORTFOLIO

The Global Franchise Portfolio seeks
long-term capital appreciation.

                                       INVESTMENT ADVISER
                                       MORGAN STANLEY INVESTMENT MANAGEMENT INC.

                                       -----------------------------------------

                                       DISTRIBUTOR
                                       MORGAN STANLEY & CO. INCORPORATED

                                       -----------------------------------------


                                       Morgan Stanley Institutional Fund, Inc.
                                       (the "Fund") is a no-load mutual fund
                                       that is designed to meet the investment
                                       needs of discerning investors who place
                                       a premium on quality and personal
                                       service. The Fund makes available to
                                       institutional investors a series of
                                       portfolios, which seeks to benefit from
                                       the investment expertise and commitment
                                       to excellence associated with Morgan
                                       Stanley Investment Management Inc.
                                       ("Morgan Stanley Investment Management"
                                       or the "Adviser") and its affiliates.
                                       This Prospectus offers Class A and Class
                                       B shares of the portfolio listed above
                                       (the "Portfolio").


                                       -----------------------------------------

                                       The Securities and Exchange Commission
                                       has not approved or disapproved these
                                       securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            PAGE
INVESTMENT SUMMARY

PORTFOLIO

Global Franchise                                                               1
--------------------------------------------------------------------------------
Additional Risk Factors and Information                                        3
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIO                                             5
--------------------------------------------------------------------------------
FUND MANAGEMENT                                                                7
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                        8
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          11
--------------------------------------------------------------------------------
Global Franchise Portfolio                                                    11
--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

GLOBAL FRANCHISE PORTFOLIO

OBJECTIVE

THE GLOBAL FRANCHISE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH


The Portfolio's Sub-Adviser, Morgan Stanley Investment Management Limited, seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.


PROCESS


The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.


RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world, including emerging market countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Sub-Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.


The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

The Portfolio may also invest in the equity securities of any size company. While the Sub-Adviser believes that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on November 28, 2001

2002         8.10
2003        27.92

HIGH QUARTER        (Q2 '03)        16.87%
------------------------------------------
LOW QUARTER         (Q3 '02)        -8.44%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                               PAST        SINCE
                                                                           ONE YEAR    INCEPTION
CLASS A (commenced operations on November 28, 2001)
------------------------------------------------------------------------------------------------
Return before Taxes                                                          27.92%       19.42%
------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                       27.65%       19.33%
------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of Fund Shares(1)               18.34%       16.75%
------------------------------------------------------------------------------------------------
MSCI World Index (reflects no deduction for fees, expenses or taxes)(2)      33.11%        3.96%
------------------------------------------------------------------------------------------------
Lipper Global Funds Index(3)                                                 31.96%        4.38%
------------------------------------------------------------------------------------------------

CLASS B (commenced operations on November 28, 2001)
------------------------------------------------------------------------------------------------
Return before Taxes                                                          27.62%       19.03%
------------------------------------------------------------------------------------------------
MSCI World Index (reflects no deduction for fees, expenses or taxes)(2)      33.11%        3.96%
------------------------------------------------------------------------------------------------
Lipper Global Funds Index(3)                                                 31.96%        4.38%
------------------------------------------------------------------------------------------------



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.


     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region.

(3) The Lipper Global Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Funds classification. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ADDITIONAL RISK FACTORS AND INFORMATION

PRICE VOLATILITY

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


FOREIGN SECURITIES


Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgements against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

FOREIGN CURRENCY


In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Sub-Adviser may use derivatives to reduce this risk. The Sub-Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

EMERGING MARKET RISKS

The Portfolio may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.


DERIVATIVES AND OTHER INVESTMENTS

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contracts agreed upon by the parties at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain exposure to an entire market (E.G. stock index futures) or to control its exposure to changing foreign currency exchange rates.

RISKS OF DERIVATIVES

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives

[SIDENOTE]

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIO. THE PORTFOLIO'S INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH IS INCORPORATED BY REFERENCE AND LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

INVESTMENT DISCRETION


In pursuing the Portfolio's investment objectives, the Sub-Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading stategies it uses. For example, the Sub-Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.


BANK INVESTORS


An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


TEMPORARY DEFENSIVE INVESTMENTS


When the Sub-Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Sub-Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


PORTFOLIO TURNOVER

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (E.G., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fees and Expenses of the Portfolio

FEES AND EXPENSES OF THE PORTFOLIO


2003 ANNUAL PORTFOLIO OPERATING EXPENSES



SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Redemption Fee (as a % of the amount redeemed)+                            2.00%
--------------------------------------------------------------------------------
MANAGEMENT FEES (expenses that are deducted from Portfolio assets)*
--------------------------------------------------------------------------------
Class A                                                                    0.80%
--------------------------------------------------------------------------------
Class B                                                                    0.80%
--------------------------------------------------------------------------------
12b-1 FEE
--------------------------------------------------------------------------------
Class A                                                                     NONE
--------------------------------------------------------------------------------
Class B                                                                    0.25%
--------------------------------------------------------------------------------
OTHER EXPENSES
--------------------------------------------------------------------------------
Class A                                                                    0.43%
--------------------------------------------------------------------------------
Class B                                                                    0.43%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------
Class A                                                                    1.23%
--------------------------------------------------------------------------------
Class B                                                                    1.48%
--------------------------------------------------------------------------------


+ Payable to the Portfolio on shares redeemed within 60 days of purchase. The redemption fee may be waived by the Fund in certain circumstances. See "Shareholder Information" for more information on redemption fees.


* The Management Fees for the Portfolio shown in the table above are the highest that could be charged. This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 1.00% for Class A shares and 1.25% for Class B shares.

     In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from annual operating expenses. If these expenses were included, the Portfolio's total operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits in the preceding paragraph.

     For the fiscal year ended December 31, 2003, after giving effect to the Adviser's voluntary fee waiver and/or expense reimbursement, the total annual operating expenses incurred by investors in the Portfolio were the amounts shown in the first paragraph of this note.


     Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

[SIDENOTE]

THE COMMISSION REQUIRES THAT THE FUND DISCLOSE IN THIS TABLE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO. THE ANNUAL PORTFOLIO OPERATING EXPENSES IN THE TABLE DO NOT REFLECT VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FROM THE ADVISER, WHICH ARE DESCRIBED IN THE FOOTNOTES.

--------------------------------------------------------------------------------

EXAMPLE


                                   1 YEAR        3 YEARS   5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Class A                               $125        $390        $676        $1,489
--------------------------------------------------------------------------------
Class B                               $151        $468        $808        $1,768
--------------------------------------------------------------------------------


[SIDENOTE]

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE EQUAL TO THE AMOUNTS REFLECTED IN THE TABLE TO THE RIGHT.

--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fund Management

INVESTMENT ADVISER


Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2003, the Adviser, together with its affiliated asset management companies, had approximately $420.8 billion in assets under management with approximately $170.3 billion in institutional assets.

SUB-ADVISER

Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, a wholly-owned subsidiary of Morgan Stanley, serves as investment sub-adviser for the Portfolio on a day-to-day basis. The Sub-Adviser selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser an annual fee out of its management fee.


MANAGEMENT FEES


For the fiscal year ended December 31, 2003, the Adviser received a fee for management services (net of waivers) equal to 0.57% of the Portfolio's average daily net assets.


PORTFOLIO MANAGEMENT


The Portfolio's assets are managed within the Global Franchise Team. Current members of the team include Hassan Elmasry, Paras Dodhia, Ewa Borowska and Jayson Vowles.

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES

Morgan Stanley & Co. is the exclusive Distributor of Class A shares and Class B shares of the Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolio. The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Adviser and/or Distributor may pay additional compensation (out of their own funds and not as an expense of any Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value or the price of Portfolio shares. For more information, please see the Statement of Additional Information.


ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of the Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES

You may purchase Class A shares and Class B shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolio is open for business.

Investors purchasing shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class A or Class B shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of the Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, and remains below the minimum initial investment amount for 60 consecutive days, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions. The Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


INITIAL PURCHASE BY MAIL


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company ("JPMorgan"), the Fund's transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913 together with a check payable to Morgan Stanley Institutional Fund, Inc.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Shareholder Information

SHAREHOLDER INFORMATION (CONT'D)

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE


You may purchase shares of the Portfolio by wiring Federal Funds to the Custodian. YOU SHOULD FORWARD A COMPLETED ACCOUNT REGISTRATION FORM TO JPMORGAN IN ADVANCE OF THE WIRE. NOTIFICATION MUST BE GIVEN TO JPMORGAN AT 1-800-548-7786 PRIOR TO THE DETERMINATION OF NAV. See the section above entitled "Pricing of Portfolio Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMORGAN CHASE BANK

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

Please call the Fund at 1-800-548-7786 prior to wiring funds.


OTHER TRANSACTIONAL INFORMATION

Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.


Shares of the Portfolio redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. Each time you redeem or exchange shares, the shares held longest will be redeemed or exchanged first.


HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How To Purchase Shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares.

THE FUND CURRENTLY CONSISTS OF THE FOLLOWING PORTFOLIOS:

U.S. EQUITY

Equity Growth Portfolio
Focus Equity Portfolio

Large Cap Relative Value Portfolio+

MicroCap Portfolio+
Small Company Growth Portfolio

Technology Portfolio*+++

U.S. Equity Plus Portfolio+
U.S. Real Estate Portfolio
Value Equity Portfolio

GLOBAL AND INTERNATIONAL EQUITY

Active International Allocation Portfolio

Asian Real Estate Portfolio++
China Growth Portfolio+

Emerging Markets Portfolio

European Value Equity Portfolio++

European Real Estate Portfolio
Global Franchise Portfolio
Global Value Equity Portfolio
Gold Portfolio+
International Equity Portfolio*
International Magnum Portfolio
International Small Cap Portfolio

Japanese Value Equity Portfolio++
Latin American Portfolio++


FIXED INCOME

Emerging Markets Debt Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+

MONEY MARKET

Money Market Portfolio
Municipal Money Market Portfolio
* Portfolio is currently closed to new investors
+ Portfolio is not operational

++ Portfolio is to be liquidated on or about May 27, 2004
+++ Portfolio is to be liquidated on or about August 20, 2004

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.


EXCHANGE PRIVILEGE


You may exchange Portfolio shares for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's Transfer Agent by mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913. Exchange requests can also be made by calling 1-800-548-7786.


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of shares of the Portfolio held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "Other Transactional Information."

DIVIDENDS AND DISTRIBUTIONS

The Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES


The dividends and distributions you receive from the Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2009, dividends that are attributable to "qualified dividends" (as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003) received by the Fund itself are taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Fund and the shareholders. "Qualified dividends" include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States, and corporations whose stock is readily tradable on an established securities market in the Unites States). Dividends not attributable to "qualified dividends" received by the Fund itself, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2009, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after January 1, 2009. The Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.


If you redeem shares of the Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of the Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of the Portfolio for the life of the Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP. Ernst & Young LLP's report, along with the Portfolio's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.


GLOBAL FRANCHISE PORTFOLIO


                                                                                                         PERIOD FROM
                                                                      YEAR ENDED DECEMBER 31,     NOVEMBER 28, 2001*
                                                                  ---------------------------        TO DECEMBER 31,
CLASS A                                                                  2003            2002                   2001
--------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                              $     11.29     $     10.48     $            10.00
--------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations

Net Investment Income (Loss)                                            0.23+           0.17+                   0.01
Net Realized and Unrealized Gain (Loss) on Investments                   2.91            0.68                   0.47
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         3.14            0.85                   0.48
====================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                                  (0.03)               -                      -
--------------------------------------------------------------------------------------------------------------------
Net Realized Gain                                                      (0.11)          (0.04)                      -
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                    (0.14)          (0.04)                      -
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $     14.29     $     11.29     $            10.48
====================================================================================================================
TOTAL RETURN                                                           27.92%           8.10%                 4.80%#
====================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                             $    79,756     $    48,644     $           10,595
Ratio of Expenses to Average Net Assets(1)                              1.00%           1.00%                1.00%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)          1.91%           1.41%                1.30%**
Portfolio Turnover Rate                                                   32%             62%                    N/A
--------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                       1.23%           1.28%               16.47%**
   Net Investment Income (Loss) to Average Net Assets                   1.68%           1.13%             (14.17)%**
--------------------------------------------------------------------------------------------------------------------



 +   Per share amount is based on average shares outstanding.
 *   Commencement of Operations
**   Annualized
 #   Not annualized.

GLOBAL FRANCHISE PORTFOLIO


                                                                                                         PERIOD FROM
                                                                      YEAR ENDED DECEMBER 31,     NOVEMBER 28, 2001*
                                                                  ---------------------------        TO DECEMBER 31,
CLASS B                                                                  2003            2002                   2001
--------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                              $     11.24     $     10.46     $            10.00
--------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                            0.22+           0.11+                 (0.09)
Net Realized and Unrealized Gain (Loss) on Investments                   2.88            0.71                   0.55
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         3.10            0.82                   0.46
====================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                                  (0.01)               -                      -
--------------------------------------------------------------------------------------------------------------------
Net Realized Gain                                                      (0.11)          (0.04)                      -
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                    (0.12)          (0.04)                      -
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $     14.22     $     11.24     $            10.46
====================================================================================================================
TOTAL RETURN                                                           27.62%           7.82%                 4.60%#
====================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                             $     2,682     $     1,427     $              415
Ratio of Expenses to Average Net Assets(2)                              1.25%           1.25%                1.25%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)          1.66%           1.16%             (13.29)%**
Portfolio Turnover Rate                                                   32%             62%                    N/A
--------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                       1.48%           1.53%               16.72%**
   Net Investment Income (Loss) to Average Net Assets                   1.43%           0.88%             (21.62)%**
--------------------------------------------------------------------------------------------------------------------



 +   Per share amount is based on average shares outstanding.
 *   Commencement of Operations
**   Annualized
 #   Not annualized.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Additional Information

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated April 30, 2004, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about the Portfolio's investments. In the Fund's annual reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolio, please call the toll-free number below.


You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.

c/o JPMorgan Investor Services Company
P.O. Box 182913
Columbus, OH 43218-2913


For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

                                            PROSPECTUS

                                            April 30, 2004


[MORGAN STANLEY LOGO]


MORGAN STANLEY INSTITUTIONAL FUND, INC.

GLOBAL VALUE EQUITY PORTFOLIO

The Global Value Equity Portfolio seeks
long-term capital appreciation by
investing primarily in equity
securities of issuers throughout the
world, including U.S. issuers.

---------------------------------------

INTERNATIONAL EQUITY PORTFOLIO

The International Equity Portfolio
seeks long-term capital appreciation by
investing primarily in equity
securities of non-U.S. issuers.

---------------------------------------

INTERNATIONAL SMALL CAP PORTFOLIO

The International Small Cap Portfolio
seeks long-term capital appreciation by
investing primarily in equity
securities of small non-U.S. companies.

---------------------------------------
EUROPEAN VALUE EQUITY PORTFOLIO             INVESTMENT ADVISER
                                            MORGAN STANLEY INVESTMENT MANAGEMENT
The European Value Equity Portfolio         INC.
seeks long-term capital appreciation by
investing primarily in equity               ------------------------------------
securities of European issuers.
---------------------------------------     DISTRIBUTOR
                                            MORGAN STANLEY & CO. INCORPORATED

                                            ------------------------------------

                                            Morgan Stanley Institutional Fund,
                                            Inc. (the "Fund") is a no-load
                                            mutual fund that is designed to meet
                                            the investment needs of discerning
                                            investors who place a premium on
                                            quality and personal service. The
                                            Fund makes available to
                                            institutional investors a series of
                                            portfolios, which seeks to benefit
                                            from the investment expertise and
                                            commitment to excellence associated
                                            with Morgan Stanley Investment
                                            Management Inc. ("Morgan Stanley
                                            Investment Management" or the
                                            "Adviser") and its affiliates. This
                                            Prospectus offers Class A and Class
                                            B shares of the portfolios listed
                                            above (each a "Portfolio" and
                                            collectively the "Portfolios"),
                                            except that the International Small
                                            Cap Portfolio offers only Class A
                                            shares.

                                            ------------------------------------

                                            The Securities and Exchange
                                            Commission has not approved or
                                            disapproved these securities or
                                            passed upon the adequacy of this
                                            Prospectus. Any representation to
                                            the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            PAGE
INVESTMENT SUMMARY

PORTFOLIOS

Global Value Equity                                                            1
--------------------------------------------------------------------------------
International Equity                                                           3
--------------------------------------------------------------------------------
International Small Cap                                                        5
--------------------------------------------------------------------------------
European Value Equity                                                          7
--------------------------------------------------------------------------------
Additional Risk Factors and Information                                        9
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                                           11
--------------------------------------------------------------------------------
FUND MANAGEMENT                                                               13
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                       14
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          17
--------------------------------------------------------------------------------
Global Value Equity Portfolio                                                 17
--------------------------------------------------------------------------------
International Equity Portfolio                                                19
--------------------------------------------------------------------------------
International Small Cap Portfolio                                             21
--------------------------------------------------------------------------------
European Value Equity Portfolio                                               22
--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

GLOBAL VALUE EQUITY PORTFOLIO

OBJECTIVE

THE GLOBAL VALUE EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ISSUERS THROUGHOUT THE WORLD, INCLUDING U.S. ISSUERS.

APPROACH


The Portfolio's Sub-Adviser, Morgan Stanley Investment Management Limited, seeks to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of issuers which it believes are undervalued.


PROCESS


The Sub-Adviser selects securities for investment primarily from a universe of issuers in developed markets. The Sub-Adviser expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the Sub-Adviser considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Sub-Adviser conducts a thorough investigation of an issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding has reached its fair value target.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Sub-Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on July 15, 1992

1994     6.95%
1995    18.66%
1996    22.83%
1997    23.75%
1998    14.60%
1999     4.01%
2000    11.75%
2001    -8.36%
2002   -17.34%
2003    29.21%

HIGH QUARTER    (Q2 '03)        20.69%
--------------------------------------
LOW QUARTER     (Q3 '02)       -21.07%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                        PAST          PAST          PAST        SINCE
                                                                    ONE YEAR    FIVE YEARS     TEN YEARS    INCEPTION
CLASS A (commenced operations on July 15, 1992)
---------------------------------------------------------------------------------------------------------------------
Return before Taxes                                                   29.21%         2.61%         9.66%       11.65%
---------------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                29.04%         0.70%         7.37%        9.56%
---------------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of
  Fund Shares(1)                                                      19.50%         1.45%         7.29%        9.29%
---------------------------------------------------------------------------------------------------------------------
MSCI World Index (reflects no deduction for fees,
  expenses or taxes)(2)                                               33.11%        -0.77%         7.14%        7.98%
---------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Index(3)                                          31.96%         2.04%         6.53%        8.10%
---------------------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
---------------------------------------------------------------------------------------------------------------------
Return before Taxes                                                   28.95%         2.36%           N/A        8.57%
---------------------------------------------------------------------------------------------------------------------
MSCI World Index (reflects no deduction for fees,
  expenses or taxes)(2)                                               33.11%        -0.77%           N/A        5.76%
---------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Index(3)                                          31.96%         2.04%           N/A        6.48%
---------------------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of common stocks designed to measure international equity market performance. The MSCI World Index includes securities representative of the market structure of over 20 developed market countries in North America, Europe, and the Asia/Pacific region.

(3) The Lipper Global Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Funds classification. The index, which is adjusted for capital gains distribution and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

INTERNATIONAL EQUITY PORTFOLIO

OBJECTIVE

THE INTERNATIONAL EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF NON-U.S. ISSUERS.

APPROACH


The Portfolio's Sub-Adviser, Morgan Stanley Investment Management Limited, seeks to maintain a diversified portfolio of equity securities of non-U.S. issuers based on individual stock selection. The Sub-Adviser emphasizes a bottom-up approach to investing that seeks to identify securities of issuers it believes are undervalued. The Adviser focuses on developed markets, but it may invest in emerging markets.


PROCESS


The Sub-Adviser selects issuers from a universe comprised of approximately 1,200 companies in non-U.S. markets. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the Sub-Adviser considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Sub-Adviser conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding has reached its fair value target.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.

RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of non-U.S. issuers. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of foreign issuers, may underperform relative to other sectors or the overall market.

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Sub-Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on August 4, 1989

1994    12.39%
1995    11.77%
1996    19.64%
1997    13.91%
1998    18.30%
1999    16.91%
2000     9.29%
2001    -9.74%
2002    -4.02%
2003    32.82%

HIGH QUARTER    (Q2 '03)       18.10%
-------------------------------------
LOW QUARTER     (Q3 '02)      -15.70%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                        PAST          PAST          PAST        SINCE
                                                                    ONE YEAR    FIVE YEARS     TEN YEARS    INCEPTION
CLASS A (commenced operations on August 4, 1989)
---------------------------------------------------------------------------------------------------------------------
Return before Taxes                                                   32.82%         8.01%        11.52%       11.14%
---------------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                32.52%         6.33%         9.37%        9.48%
---------------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of
  Fund Shares(1)                                                      21.82%         6.16%         9.04%        9.11%
---------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (reflects no deduction for fees,
  expenses or taxes)(2)                                               38.59%        -0.05%         4.47%        3.51%
---------------------------------------------------------------------------------------------------------------------
Lipper International Funds Index(3)                                   36.00%         2.13%         5.31%        6.29%
---------------------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
---------------------------------------------------------------------------------------------------------------------
Return before Taxes                                                   32.46%         7.77%           N/A       11.05%
---------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (reflects no deduction for fees,
  expenses or taxes)(2)                                               38.59%        -0.05%           N/A        3.25%
---------------------------------------------------------------------------------------------------------------------
Lipper International Funds Index(3)                                   36.00%         2.13%           N/A        5.21%
---------------------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of common stocks in Europe, Australasia and the Far East.

(3) The Lipper International Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Funds classification. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

INTERNATIONAL SMALL CAP PORTFOLIO

OBJECTIVE

THE INTERNATIONAL SMALL CAP PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF SMALL NON-U.S. COMPANIES.

APPROACH


The Portfolio's Sub-Adviser, Morgan Stanley Investment Management Limited, seeks to maintain a diversified portfolio of equity securities of small non-U.S. issuers based on individual stock selection. The Adviser emphasizes a bottom-up approach to investing that seeks to identify securities of issuers it believes are undervalued.


PROCESS


The Sub-Adviser selects issuers from a universe comprised of small cap companies (those with total market capitalizations of $4 billion or less) in non-U.S. markets, focusing on companies with market capitalizations of generally less than $2 billion. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the Sub-Adviser considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Sub-Adviser conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding has reached its fair value target.

Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of non-U.S. small cap companies. A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon the Sub-Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies.


RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of small non-U.S. issuers. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of smaller foreign issuers, may underperform relative to other sectors or the overall market.


The risk of investing in equity securities is intensified in the case of the small cap companies in which the Portfolio invests. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies. Small cap companies may themselves be more vulnerable to economic or company specific problems.

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Sub-Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on December 15, 1992

1994      5.25%
1995      2.60%
1996     16.82%
1997     -0.55%
1998      4.25%
1999     39.34%
2000     -2.92%
2001     -5.94%
2002     -2.99%
2003     48.32%

HIGH QUARTER    (Q2 '03)       21.44%
-------------------------------------
LOW QUARTER     (Q3 '98)      -18.68%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                        PAST          PAST          PAST        SINCE
                                                                    ONE YEAR    FIVE YEARS     TEN YEARS    INCEPTION
CLASS A (commenced operations on December 15, 1992)
---------------------------------------------------------------------------------------------------------------------
Return before Taxes                                                   48.32%        12.86%         9.12%       12.04%
---------------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                48.00%        11.18%         7.67%       10.68%
---------------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and
  Sale of Fund Shares(1)                                              32.43%        10.38%         7.25%       10.06%
---------------------------------------------------------------------------------------------------------------------
MSCI EAFE Small Cap Total Return Index-
---------------------------------------------------------------------------------------------------------------------
  Net Dividends (reflects no deduction for fees,
  expenses or taxes)(2)                                               61.35%         6.37%         1.38%        4.17%
---------------------------------------------------------------------------------------------------------------------
Lipper International Small-Cap Funds Average(3)                       55.03%         9.52%         8.70%       11.28%
---------------------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio's Class A shares year-by-year and as an average over different periods of time. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The MSCI EAFE Small Cap Total Return Index-Net Dividends is unmanaged, market value-weighted averages of the performance of over 900 securities of companies listed on the stock exchanges of countries in Europe, Australasia and the Far East, which reflects both price appreciation and dividends paid by the companies reflected in the Index. The MSCI EAFE Small Cap Total Return Index-Net Dividends commenced as of January 31, 2002; returns, including periods prior to January 31, 2002, are calculated using the return data of MSCI EAFE Small Cap Index through January 30, 2002 and the return data of MSCI EAFE Small Cap Total Return Index-Net Dividends since January 31, 2002.

(3) The Lipper International Small-Cap Funds Average tracks the performance of all funds in the Lipper International Small-Cap Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

EUROPEAN VALUE EQUITY PORTFOLIO


On April 22, 2004, the Board of Directors of the Fund approved the redemption of all of the shares (the "Redemption") of the European Value Equity Portfolio pursuant to the Fund's Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption will occur on or about May 27, 2004. The Fund is no longer offering the shares of the Portfolio.


OBJECTIVE

THE EUROPEAN VALUE EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF EUROPEAN ISSUERS.

APPROACH


The Portfolio's Sub-Adviser, Morgan Stanley Investment Management Limited, seeks to maintain a diversified portfolio of equity securities of European issuers based on individual stock selection. The Adviser emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued European issuers.


PROCESS


The Sub-Adviser selects issuers from a universe of approximately 2,000 European companies. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the Sub-Adviser considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Sub-Adviser conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding has reached its fair value target.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of European issuers. This policy may be changed without shareholder approval; however, you would be notified of any changes. The Sub-Adviser considers an issuer to be European if (i) its securities are traded on a recognized stock exchange in Europe, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in a European country or (iii) it is organized under the laws of, or has a principal office in, a European country.


RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of European issuers. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of European issuers, may underperform relative to other sectors or the overall market.

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting European issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Sub-Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on April 2, 1993

1994     10.88%
1995     11.85%
1996     22.29%
1997     17.88%
1998      8.09%
1999      9.60%
2000      7.38%
2001    -13.47%
2002     -9.24%
2003     30.15%

HIGH QUARTER    (Q2 '03)       19.63%
-------------------------------------
LOW QUARTER     (Q3 '98)      -21.00%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                        PAST          PAST          PAST        SINCE
                                                                    ONE YEAR    FIVE YEARS     TEN YEARS    INCEPTION
CLASS A (commenced operations on April 2, 1993)
---------------------------------------------------------------------------------------------------------------------
Return before Taxes                                                   30.15%         3.77%         8.80%       10.77%
---------------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                30.05%         2.15%         6.66%        8.73%
---------------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and
  Sale of Fund Shares(1)                                              20.31%         2.65%         6.74%        8.63%
---------------------------------------------------------------------------------------------------------------------
MSCI Europe Index (reflects no deduction for fees,
  expenses or taxes)(2)                                               38.54%        -0.78%         8.71%        9.95%
---------------------------------------------------------------------------------------------------------------------
Lipper, European Region Funds Index(3)                                38.15%         1.84%         9.00%       10.34%
---------------------------------------------------------------------------------------------------------------------
CLASS B (commenced operations on January 2, 1996)
---------------------------------------------------------------------------------------------------------------------
Return before Taxes                                                   29.80%         3.49%           N/A        7.77%
---------------------------------------------------------------------------------------------------------------------
MSCI Europe Index (reflects no deduction for fees,
  expenses or taxes)(2)                                               38.54%        -0.78%           N/A        7.93%
---------------------------------------------------------------------------------------------------------------------
Lipper, European Region Funds Index(3)                                38.15%         1.84%           N/A        8.93%
---------------------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indice's performance. The indices are unmanaged and should not be considered an investment.

(2) The Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged market value weighted index of common stocks listed on the stock exchanges of countries in Europe.

(3) The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ADDITIONAL RISK FACTORS AND INFORMATION

PRICE VOLATILITY

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.


FOREIGN SECURITIES


Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

FOREIGN CURRENCY


In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Sub-Adviser may use derivatives to reduce this risk. The Sub-Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

EMERGING MARKET RISKS

The Portfolios may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.


DERIVATIVES AND OTHER INVESTMENTS

The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolios may use futures contracts to gain exposure to an entire market (E.G. stock index futures) or to control their exposure to changing foreign currency exchange rates.

[SIDENOTE]

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH IS INCORPORATED BY REFERENCE AND LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

--------------------------------------------------------------------------------

RISKS OF DERIVATIVES


The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.


To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

INVESTMENT DISCRETION


In pursuing the Portfolios' investment objectives, the Sub-Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading stategies it uses. For example, the Sub-Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.


BANK INVESTORS


An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


TEMPORARY DEFENSIVE INVESTMENTS


When the Sub-Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Sub-Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.


PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (E.G., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fees and Expenses of the Portfolios

FEES AND EXPENSES OF THE PORTFOLIOS


2003 ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                                                    EUROPEAN
                                                                            GLOBAL  INTERNATIONAL  INTERNATIONAL       VALUE
                                                                      VALUE EQUITY         EQUITY      SMALL CAP      EQUITY
                                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a % of the amount redeemed)+                              2.00%          2.00%          2.00%       2.00%
----------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES (expenses that are deducted from Portfolio assets)*
----------------------------------------------------------------------------------------------------------------------------
Class A                                                                      0.80%          0.80%          0.95%       0.80%
----------------------------------------------------------------------------------------------------------------------------
Class B                                                                      0.80%          0.80%            N/A       0.80%
----------------------------------------------------------------------------------------------------------------------------
12b-1 FEE
----------------------------------------------------------------------------------------------------------------------------
Class A                                                                       NONE           NONE           NONE        NONE
----------------------------------------------------------------------------------------------------------------------------
Class B                                                                      0.25%          0.25%            N/A       0.25%
----------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Class A                                                                      0.40%          0.22%          0.25%       0.71%
----------------------------------------------------------------------------------------------------------------------------
Class B                                                                      0.40%          0.22%            N/A       0.71%
----------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Class A                                                                      1.20%          1.02%          1.20%       1.51%
----------------------------------------------------------------------------------------------------------------------------
Class B                                                                      1.45%          1.27%            N/A       1.76%
----------------------------------------------------------------------------------------------------------------------------


+ Payable to the Portfolio on shares redeemed within 60 days of purchase. The redemption fee may be waived by the Fund in certain circumstances. See "Shareholder Information" for more information on redemption fees.


* The Management Fees for the Portfolios shown in the table above are the highest that could be charged. This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolios so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 1.00% for Class A shares and 1.25% for Class B shares of the Global Value Equity, International Equity and European Value Equity Portfolios, and 1.15% for Class A shares of the International Small Cap Portfolio.

  In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from annual operating expenses. If these expenses were included, the Portfolios' total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentages limits set forth in the preceding paragraph.

  For the fiscal year ended December 31, 2003, after giving effect to the Adviser's voluntary fee waiver and/or expense reimbursement, the total annual portfolio operating expenses incurred by investors in the Portfolios were the amounts shown in the first paragraph of this note.


  Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

[SIDENOTE]

THE COMMISSION REQUIRES THAT THE FUND DISCLOSE IN THIS TABLE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIOS. THE ANNUAL PORTFOLIO OPERATING EXPENSES IN THE TABLE DO NOT REFLECT VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FROM THE ADVISER, WHICH ARE DESCRIBED IN THE FOOTNOTES.

--------------------------------------------------------------------------------

EXAMPLE


                                                                 1 YEAR       3 YEARS      5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Class A                                                            $122          $381         $660      $1,455
--------------------------------------------------------------------------------------------------------------
Class B                                                            $148          $459         $792      $1,735
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Class A                                                            $104          $325         $563      $1,248
--------------------------------------------------------------------------------------------------------------
Class B                                                            $129          $403         $697      $1,534
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Class A                                                            $122          $381         $660      $1,455
--------------------------------------------------------------------------------------------------------------
EUROPEAN VALUE EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Class A                                                            $154          $477         $824      $1,802
--------------------------------------------------------------------------------------------------------------
Class B                                                            $179          $554         $954      $2,073
--------------------------------------------------------------------------------------------------------------


[SIDENOTE]

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN EACH PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT EACH PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE EQUAL TO THE AMOUNTS REFLECTED IN THE TABLE TO THE RIGHT.

--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fund Management

INVESTMENT ADVISER


Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2003, the Adviser, together with its affiliated asset management companies, had approximately $420.8 billion in assets under management with approximately $170.3 billion in institutional assets.

SUB-ADVISER

Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, a wholly-owned subsidiary of Morgan Stanley, serves as investment sub-adviser for each Portfolio on a day-to-day basis. The Sub-Adviser selects, buys and sells securities for each Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser an annual fee out of its management fee.


MANAGEMENT FEES


For the fiscal year ended December 31, 2003, the Adviser received from each Portfolio the management fee set forth in the table below:

MANAGEMENT FEE PAID IN FISCAL YEAR ENDED DECEMBER 31, 2003

(net of waivers and as a percentage of average net assets)


GLOBAL VALUE EQUITY PORTFOLIO                                              0.60%
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO                                             0.78%
--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP PORTFOLIO                                          0.90%
--------------------------------------------------------------------------------
EUROPEAN VALUE EQUITY PORTFOLIO                                            0.29%
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

GLOBAL VALUE EQUITY PORTFOLIO


The Portfolio's assets are managed within the Global Value Team. Current members of the team include Frances Campion, Emilio Alvarez, Paul Boyne, Martin Moorman and Douglas McGraw.


INTERNATIONAL EQUITY PORTFOLIO


The Portfolio's assets are managed within the International Value Team. Current members of the team include P. Dominic Caldecott, William Lock, Peter Wright and Walter Riddell.


INTERNATIONAL SMALL CAP PORTFOLIO


The Portfolio's assets are managed within the International Small Cap Team. Current members of the team include Margaret Naylor, Nathalie Degans, Arthur Pollock and Alistair Corden-Lloyd.


EUROPEAN VALUE EQUITY PORTFOLIO


The Portfolio's assets are managed within the European Value Team. Felicity Smith is a current member of the team.

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES

Morgan Stanley & Co. is the exclusive Distributor of shares of each Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, a Portfolio pays the Distributor a distribution fee of 0.25% of its Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. Currently, the International Small Cap Portfolio does not offer Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Adviser and/or Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolios) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of a Portfolio's shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value or the price of a Portfolio's shares. For more information, please see the Statement of Additional Information.


ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the Portfolios are open for business (the "Pricing Time").

HOW TO PURCHASE SHARES

You may purchase Class A shares and Class B shares directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class A or Class B shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, and remains below the minimum initial investment amount for 60 consecutive days, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions. The Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


INITIAL PURCHASE BY MAIL


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company ("JPMorgan"), the Fund's transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913 together with a check payable to Morgan Stanley Institutional Fund, Inc.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Shareholder Information

SHAREHOLDER INFORMATION (CONT'D)

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE


You may purchase shares of each Portfolio by wiring Federal Funds to the Custodian. YOU SHOULD FORWARD A COMPLETED ACCOUNT REGISTRATION FORM TO JPMORGAN IN ADVANCE OF THE WIRE. NOTIFICATION MUST BE GIVEN TO JPMORGAN AT 1-800-548-7786 PRIOR TO THE DETERMINATION OF NAV. See the section above entitled "Pricing of Portfolio Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMORGAN CHASE BANK

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Please call the Fund at 1-800-548-7786 prior to wiring funds.


OTHER TRANSACTIONAL INFORMATION

Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.


Shares of a Portfolio redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. Each time you redeem or exchange shares, the shares held longest will be redeemed or exchanged first.


HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How To Purchase Shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.


EXCHANGE PRIVILEGE


You may exchange Portfolio shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's Transfer Agent by mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913. Exchange requests can also be made by calling 1-800-548-7786.


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases.
An exchange of Portfolio shares held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "Other Transactional Information."

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES


The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2009, dividends paid by the Fund that are attributable to "qualified dividends" (as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003) received by the Fund are taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Fund and the shareholders. "Qualified dividends" include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States, and corporations whose stock is readily tradable on an established securities market in the Unites States). Dividends paid by the Fund not attributable to "qualified dividends" received by the Fund, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2009, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after January 1, 2009. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.


If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

THE FUND CURRENTLY CONSISTS OF THE FOLLOWING PORTFOLIOS:

U.S. EQUITY

Equity Growth Portfolio
Focus Equity Portfolio

Large Cap Relative Value Portfolio+

MicroCap Portfolio+
Small Company Growth Portfolio

Technology Portfolio*+++

U.S. Equity Plus Portfolio+
U.S. Real Estate Portfolio
Value Equity Portfolio

GLOBAL AND INTERNATIONAL EQUITY

Active International Allocation Portfolio

Asian Real Estate Portfolio++
China Growth Portfolio+

Emerging Markets Portfolio

European Value Equity Portfolio++

European Real Estate Portfolio
Global Franchise Portfolio
Global Value Equity Portfolio
Gold Portfolio+
International Equity Portfolio*
International Magnum Portfolio
International Small Cap Portfolio

Japanese Value Equity Portfolio++
Latin American Portfolio++


FIXED INCOME

Emerging Markets Debt Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+

MONEY MARKET

Money Market Portfolio
Municipal Money Market Portfolio

*   Portfolio is currently closed to new investors
+   Portfolio is not operational

++  Portfolio is to be liquidated on or about May 27, 2004
+++ Portfolio is to be liquidated on or about August 20, 2004

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio (except that the International Small Cap Portfolio offers Class A shares only) for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000 through December 31, 2003 has been audited by Ernst & Young LLP. The financial highlights for the fiscal year ended December 31, 1999 were audited by other independent accountants. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolios' financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.


GLOBAL VALUE EQUITY PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS A                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $12.46        $15.45        $17.05        $18.32        $20.74
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.19+         0.15+          0.13          0.26          0.44
Net Realized and Unrealized Gain (Loss) on Investments                3.43        (2.82)        (1.56)          1.75          0.32
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      3.62        (2.67)        (1.43)          2.01          0.76
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.16)        (0.20)        (0.17)        (0.62)        (0.44)
Net Realized Gain                                                   (0.08)        (0.12)             -        (2.66)        (2.74)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.24)        (0.32)        (0.17)        (3.28)        (3.18)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $15.84        $12.46        $15.45        $17.05        $18.32
==================================================================================================================================
TOTAL RETURN                                                        29.21%      (17.34)%       (8.36)%        11.75%         4.01%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                              $55,545       $34,297       $34,079       $40,418      $115,646
Ratio of Expenses to Average Net Assets(1)                           1.00%         1.00%         1.01%         1.01%         1.01%
Ratio of Expenses to Average Net Assets
   Excluding Interest Expense                                        1.00%           N/A         1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average
   Net Assets(1)                                                     1.44%         1.08%         0.79%         1.16%         1.26%
Portfolio Turnover Rate                                                53%           42%           51%           48%           41%
----------------------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.20%         1.12%         1.16%         1.17%         1.06%
   Net Investment Income (Loss) to Average Net Assets                1.24%         0.96%         0.64%         1.00%         1.20%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

GLOBAL VALUE EQUITY PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS B                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $12.35        $15.33        $16.92        $18.20        $20.63
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.16+         0.12+          0.13          0.27          0.21
Net Realized and Unrealized Gain (Loss) on Investments                3.40        (2.82)        (1.58)          1.68          0.50
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      3.56        (2.70)        (1.45)          1.95          0.71
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.13)        (0.16)        (0.14)        (0.57)        (0.40)
Net Realized Gain                                                   (0.08)        (0.12)             -        (2.66)        (2.74)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.21)        (0.28)        (0.14)        (3.23)        (3.14)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $15.70        $12.35        $15.33        $16.92        $18.20
==================================================================================================================================
TOTAL RETURN                                                        28.95%      (17.63)%       (8.58)%        11.52%         3.75%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                              $32,761       $26,866       $30,089       $30,196       $28,089
Ratio of Expenses to Average Net Assets(2)                           1.25%         1.25%         1.26%         1.26%         1.26%
Ratio of Expenses to Average Net Assets
   Excluding Interest Expense                                        1.25%           N/A         1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average
   Net Assets(2)                                                     1.19%         0.83%         0.78%         1.14%         0.89%
Portfolio Turnover Rate                                                53%           42%           51%           48%           41%
----------------------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.45%         1.37%         1.41%         1.42%         1.31%
   Net Investment Income (Loss) to Average Net Assets                0.99%         0.71%         0.64%         0.97%         0.83%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

INTERNATIONAL EQUITY PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS A                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $14.60        $15.59        $17.88        $19.62        $18.25
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                          0.24+        0.19+          0.25          0.25          0.24
Net Realized and Unrealized Gain (Loss) on Investments                4.54        (0.82)        (2.00)          1.44          2.80
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      4.78        (0.63)        (1.75)          1.69          3.04
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.32)        (0.33)        (0.34)        (0.04)        (0.18)
Net Realized Gain                                                        -        (0.03)        (0.20)        (3.39)        (1.49)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.32)        (0.36)        (0.54)        (3.43)        (1.67)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $19.06        $14.60        $15.59        $17.88        $19.62
==================================================================================================================================
TOTAL RETURN                                                        32.82%       (4.02)%       (9.74)%         9.29%        16.91%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                           $5,657,941    $3,953,655    $4,004,817    $4,810,852    $4,630,035
Ratio of Expenses to Average Net Assets(1)                           1.00%         1.00%         1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average
   Net Assets(1)                                                     1.48%         1.24%         1.35%         1.45%         1.28%
Portfolio Turnover Rate                                                45%           51%           63%           53%           37%
----------------------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.02%         1.00%         1.01%         1.00%         1.01%
   Net Investment Income (Loss) to Average Net Assets                1.46%         1.24%         1.34%         1.45%         1.27%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

INTERNATIONAL EQUITY PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS B                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $14.53        $15.53        $17.81        $19.58        $18.22
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.18+         0.12+          0.07          0.23          0.19
Net Realized and Unrealized Gain (Loss) on Investments                4.54        (0.78)        (1.83)          1.39          2.81
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      4.72        (0.66)        (1.76)          1.62          3.00
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.29)        (0.31)        (0.32)             -        (0.15)
Net Realized Gain                                                        -        (0.03)        (0.20)        (3.39)        (1.49)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.29)        (0.34)        (0.52)        (3.39)        (1.64)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $18.96        $14.53        $15.53        $17.81        $19.58
==================================================================================================================================
TOTAL RETURN                                                        32.46%       (4.25)%       (9.83)%         8.94%        16.68%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                             $733,298      $439,422      $165,439       $59,945       $41,374
Ratio of Expenses to Average Net Assets(2)                           1.25%         1.25%         1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average
   Net Assets(2)                                                     1.23%         0.99%         0.73%         1.44%         0.93%
Portfolio Turnover Rate                                                45%           51%           63%           53%           37%
----------------------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.27%         1.25%         1.26%         1.25%         1.26%
   Net Investment Income (Loss) to Average Net Assets                1.21%         0.99%         0.72%         1.44%         0.92%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

INTERNATIONAL SMALL CAP PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS A                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $14.21        $14.82        $16.30        $19.67        $15.25
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.24+         0.15+          0.21          0.24          0.22
Net Realized and Unrealized Gain (Loss) on Investments^^              6.61        (0.59)        (1.18)        (0.86)          5.66
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      6.85        (0.44)        (0.97)        (0.62)          5.88
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.23)        (0.13)        (0.27)        (0.17)        (0.29)
Net Realized Gain                                                   (0.31)        (0.04)        (0.24)        (2.61)        (1.20)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.54)        (0.17)        (0.51)        (2.78)        (1.49)
----------------------------------------------------------------------------------------------------------------------------------
Transaction Fees                                                         -             -        0.00++          0.03          0.03
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $20.52        $14.21        $14.82        $16.30        $19.67
==================================================================================================================================
TOTAL RETURN                                                        48.32%       (2.99)%       (5.88)%       (2.92)%        39.34%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                             $899,996      $440,124      $376,981      $374,924      $357,708
Ratio of Expenses to Average Net Assets(1)                           1.15%         1.15%         1.15%         1.16%         1.15%
Ratio of Expenses to Average Net Assets
   Excluding Interest Expense                                        1.15%           N/A           N/A         1.15%           N/A
Ratio of Net Investment Income (Loss) to Average
   Net Assets(1)                                                     1.40%         1.00%         1.38%         1.32%         1.30%
Portfolio Turnover Rate                                                38%           34%           39%           54%           48%
----------------------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.20%         1.19%         1.19%         1.22%         1.20%
   Net Investment Income (Loss) to Average Net Assets                1.35%         0.96%         1.34%         1.38%         1.25%
----------------------------------------------------------------------------------------------------------------------------------



 + Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.
^^ Includes a 1.0% transaction fee on subscriptions and redemptions of capital shares through 1999 and 0.50% for the years ended 2000 and 2001.

EUROPEAN VALUE EQUITY PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS A                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $10.19        $11.42        $14.17        $15.09        $15.75
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.18+         0.18+          0.18          0.25          0.29
Net Realized and Unrealized Gain (Loss) on Investments                2.88        (1.24)        (2.08)          0.76          1.10
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      3.06        (1.06)        (1.90)          1.01          1.39
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.23)        (0.17)        (0.36)        (0.21)        (0.35)
Net Realized Gain                                                        -             -        (0.49)        (1.72)        (1.70)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.23)        (0.17)        (0.85)        (1.93)        (2.05)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $13.02        $10.19        $11.42        $14.17        $15.09
==================================================================================================================================
TOTAL RETURN                                                        30.15%       (9.24)%      (13.47)%         7.38%         9.60%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                              $32,791       $29,425       $34,117       $65,747      $105,030
Ratio of Expenses to Average Net Assets(1)                           1.00%         1.01%         1.07%         1.02%         1.09%
Ratio of Expenses to Average Net Assets
   Excluding Interest Expense                                        1.00%         1.00%         1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average
   Net Assets(1)                                                     1.70%         1.65%         1.42%         1.22%         1.46%
Portfolio Turnover Rate                                                75%          104%           59%           47%           74%
----------------------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.51%         1.50%         1.31%         1.14%         1.22%
   Net Investment Income (Loss) to Average Net Assets                1.19%         1.16%         1.19%         1.09%         1.34%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

EUROPEAN VALUE EQUITY PORTFOLIO


                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
CLASS B                                                               2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                $10.21        $11.44        $14.19        $15.11        $15.74
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                         0.16+         0.18+          0.03          0.19          0.12
Net Realized and Unrealized Gain (Loss) on Investments                2.88        (1.26)        (1.96)          0.78          1.23
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      3.04        (1.08)        (1.93)          0.97          1.35
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                               (0.21)        (0.15)        (0.33)        (0.17)        (0.28)
Net Realized Gain                                                        -             -        (0.49)        (1.72)        (1.70)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.21)        (0.15)        (0.82)        (1.89)        (1.98)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $13.04        $10.21        $11.44        $14.19        $15.11
==================================================================================================================================
TOTAL RETURN                                                        29.80%       (9.48)%      (13.71)%         7.08%         9.36%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                               $1,180          $942        $1,009        $2,287        $2,196
Ratio of Expenses to Average Net Assets(2)                           1.25%         1.26%         1.32%         1.27%         1.34%
Ratio of Expenses to Average Net Assets
   Excluding Interest Expense                                        1.25%         1.25%         1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average
   Net Assets(2)                                                     1.45%         1.40%         1.05%         0.96%         1.30%
Portfolio Turnover Rate                                                75%          104%           59%           47%           74%
----------------------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                    1.76%         1.75%         1.56%         1.39%         1.48%
   Net Investment Income (Loss) to Average Net Assets                0.94%         0.91%         0.81%         0.83%         1.16%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

                   The page has been left blank intentionally

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Additional Information

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated April 30, 2004, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS


The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.


You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Securities and Exchange Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or
(4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.

c/o JPMorgan Investor Services Company
P.O. Box 182913
Columbus, OH 43218-2913


For Shareholder Inquiries,
call 1-800-548-7766.

Prices and Investment Results are available at www.morganstanley.com/lm.

                                                                  PROSPECTUS


                                                                  April 30, 2004


[MORGAN STANLEY LOGO]

MORGAN STANLEY INSTITUTIONAL FUND, INC.

INTERNATIONAL MAGNUM PORTFOLIO
The International Magnum Portfolio
seeks long-term capital appreciation
by investing primarily in equity
securities of non-U.S. issuers
domiciled in EAFE countries.

                                       INVESTMENT ADVISER
                                       MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                       -----------------------------------------
                                       DISTRIBUTOR
                                       MORGAN STANLEY & CO. INCORPORATED
                                       -----------------------------------------

                                       Morgan Stanley Institutional Fund, Inc.
                                       (the "Fund") is a no-load mutual fund
                                       that is designed to meet the investment
                                       needs of discerning investors who place
                                       a premium on quality and personal
                                       service. The Fund makes available to
                                       institutional investors a series of
                                       portfolios, which seeks to benefit from
                                       the investment expertise and commitment
                                       to excellence associated with Morgan
                                       Stanley Investment Management Inc.
                                       ("Morgan Stanley Investment Management"
                                       or the "Adviser") and its affiliates.
                                       This Prospectus offers Class A and Class
                                       B shares of the portfolio listed above
                                       (the "Portfolio").

                                       -----------------------------------------
                                       The Securities and Exchange Commission
                                       has not approved or disapproved these
                                       securities or passed upon the adequacy
                                       of this Prospectus. Any representation
                                       to the contrary is a criminal offense.
                                       -----------------------------------------

TABLE OF CONTENTS


                                            PAGE
INVESTMENT SUMMARY
PORTFOLIO

International Magnum                           1
------------------------------------------------
Additional Risk Factors and Information        3
------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIO             5
------------------------------------------------
FUND MANAGEMENT                                7
------------------------------------------------
SHAREHOLDER INFORMATION                        8
------------------------------------------------
FINANCIAL HIGHLIGHTS                          11
------------------------------------------------
International Magnum Portfolio                11
------------------------------------------------

                             MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                             Investment Summary

INTERNATIONAL MAGNUM PORTFOLIO

OBJECTIVE

THE INTERNATIONAL MAGNUM PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF NON-U.S. ISSUERS DOMICILED IN EAFE COUNTRIES.

APPROACH


The Portfolio's Sub-Advisers, Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company, seek to achieve capital appreciation by investing primarily in equity securities of issuers in EAFE countries, which include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. In seeking to achieve this goal, the Sub-Advisers use a combination of strategic geographic asset allocation and fundamental stock selection.


PROCESS


The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo and Singapore. The New York-based portfolio management team decides the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from the Sub-Advisers' Asset Allocation Group, which is made up of several of the Adviser's senior investment officers. Once allocations to Europe, Japan and Asia have been determined, overseas investment teams of the Sub-Advisers in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be attractively valued. The regional specialists analyze each company's finances, products and management, typically meeting with each company's management before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"). However, the Portfolio also may invest up to 5% of its assets in countries not included in the MSCI EAFE Index, including emerging market countries. The Sub-Advisers generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of non-U.S. issuers and to a lesser extent, issuers of emerging markets. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).


Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Sub-Advisers may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Advisers cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Sub-Advisers may use derivatives for other purposes, such as gaining exposure to foreign markets.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on March 15, 1996

1997                        6.58
1998                        7.33
1999                       24.87
2000                      -10.50
2001                      -18.71
2002                      -13.36
2003                       29.07

     HIGH QUARTER  (Q2 '03)     15.96%
     ---------------------------------
     LOW QUARTER   (Q3 '02)    -19.17%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                            PAST            PAST          SINCE
                                                                        ONE YEAR      FIVE YEARS      INCEPTION
CLASS A (commenced operations on March 15, 1996)
---------------------------------------------------------------------------------------------------------------
Return before Taxes                                                        29.07%           0.32%          2.99%
---------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                                     28.74%          -0.27%          2.30%
---------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of Fund Shares(1)             19.31%           0.14%          2.30%
---------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (reflects no deduction for fees,
 expenses or taxes)(2)                                                     38.59%          -0.05%          3.38%
---------------------------------------------------------------------------------------------------------------
Lipper International Funds Index(3)                                        36.00%           2.13%          5.23%
---------------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on March 15, 1996)
---------------------------------------------------------------------------------------------------------------
Return before Taxes                                                        28.49%           0.04%          2.71%
---------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (reflects no deduction for fees,
 expenses or taxes)(2)                                                     38.59%          -0.05%          3.38%
---------------------------------------------------------------------------------------------------------------
Lipper International Funds Index(3)                                        36.00%           2.13%          5.23%
---------------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of common stocks of issuers located in Europe, Australasia and the Far East.

(3) The Lipper International Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Funds classification. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

                             MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                             Investment Summary

ADDITIONAL RISK FACTORS AND INFORMATION

PRICE VOLATILITY

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

FOREIGN SECURITIES

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

FOREIGN CURRENCY


In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Sub-Advisers may use derivatives to reduce this risk. The Sub-Advisers may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.


EMERGING MARKET RISKS

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

DERIVATIVES AND OTHER INVESTMENTS

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (E.G., stock index futures) or to control its exposure to changing foreign currency exchange rates.

RISKS OF DERIVATIVES


The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder


[SIDENOTE]

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIO. THE PORTFOLIO'S INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH IS INCORPORATED BY REFERENCE AND LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.
--------------------------------------------------------------------------------
redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.


Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

INVESTMENT DISCRETION


In pursuing the Portfolio's investment objectives, a Sub-Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, a Sub-Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.


BANK INVESTORS


An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


TEMPORARY DEFENSIVE INVESTMENTS


When the Sub-Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Sub-Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


PORTFOLIO TURNOVER

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (E.G., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

                             MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                             Fees and Expenses of the Portfolio

FEES AND EXPENSES OF THE PORTFOLIO


2003 ANNUAL PORTFOLIO OPERATING EXPENSES



SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------
Redemption Fee (as a % of the amount redeemed)+                                      2.00%
-----------------------------------------------------------------------------------------
MANAGEMENT FEES (expenses that are deducted from Portfolio assets)*
-----------------------------------------------------------------------------------------
Class A                                                                              0.80%
-----------------------------------------------------------------------------------------
Class B                                                                              0.80%
-----------------------------------------------------------------------------------------
12b-1 FEE
-----------------------------------------------------------------------------------------
Class A                                                                              NONE
-----------------------------------------------------------------------------------------
Class B                                                                              0.25%
-----------------------------------------------------------------------------------------
OTHER EXPENSES
-----------------------------------------------------------------------------------------
Class A                                                                              0.49%
-----------------------------------------------------------------------------------------
Class B                                                                              0.49%
-----------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------
Class A                                                                              1.29%
-----------------------------------------------------------------------------------------
Class B                                                                              1.54%
-----------------------------------------------------------------------------------------


+ Payable to the Portfolio on shares redeemed within 60 days of purchase. The redemption fee may be waived by the Fund in certain circumstances. See "Shareholder Information" for more information on redemption fees.


* The Management Fees for the Portfolio shown in the table above are the highest that could be charged. This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 1.00% for Class A shares and 1.25% for Class B shares.

     In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from annual operating expenses. If these expenses were included, the Portfolio's total operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits in the preceding paragraph.

     For the fiscal year ended December 31, 2003, after giving effect to the Adviser's voluntary management fee waiver and/or expense reimbursement, the total annual portfolio operating expenses incurred by investors in the Portfolio were the amounts shown in the first paragraph of this note.


     Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

[SIDENOTE]

THE COMMISSION REQUIRES THAT THE FUND DISCLOSE IN THIS TABLE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO. THE ANNUAL PORTFOLIO OPERATING EXPENSES IN THE TABLE DO NOT REFLECT VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FROM THE ADVISER, WHICH ARE DESCRIBED IN THE FOOTNOTES.
--------------------------------------------------------------------------------

EXAMPLE


                      1 YEAR      3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------
Class A                 $131         $409         $708       $1,556
-------------------------------------------------------------------
Class B                 $157         $486         $839       $1,834
-------------------------------------------------------------------


[SIDENOTE]

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE EQUAL TO THE AMOUNTS REFLECTED IN THE TABLE TO THE RIGHT.
--------------------------------------------------------------------------------

                             MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                             Fund Management

INVESTMENT ADVISER


Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of Morgan Stanley Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2003, the Adviser, together with its affiliated asset management companies, had approximately $420.8 billion in assets under management with approximately $170.3 billion in institutional assets.

SUB-ADVISERS

Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, Morgan Stanley Asset & Investment Trust Management Co., Limited, located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009, and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481, each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers for the Portfolio on a day-to-day basis. The Sub-Advisers each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each of the Sub-Advisers an annual fee out of its management fee.


MANAGEMENT FEES


For the fiscal year ended December 31, 2003, the Adviser received a fee for management services (net of waivers) equal to 0.51% of the Portfolio's average daily net assets.


PORTFOLIO MANAGEMENT


The Portfolio's assets are managed within the International Magnum Team. Francine J. Bovich is a current member of that team.

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES

Morgan Stanley & Co. is the exclusive Distributor of Class A shares and Class B shares of the Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolio. The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Adviser and/or Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value or the price of Portfolio shares. For more information, please see the Statement of Additional Information.


ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of the Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES

You may purchase Class A shares and Class B shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolio is open for business.

Investors purchasing shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class A or Class B shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, and remains below the minimum initial investment amount for 60 consecutive days, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions. The Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


INITIAL PURCHASE BY MAIL


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company ("JPMorgan" ), the Fund's transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913 together with a check payable to Morgan Stanley Institutional Fund, Inc.

                             MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                             Shareholder Information

SHAREHOLDER INFORMATION (CONT'D)

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE


You may purchase shares of the Portfolio by wiring Federal Funds to the Custodian. YOU SHOULD FORWARD A COMPLETED ACCOUNT REGISTRATION FORM TO JPMORGAN IN ADVANCE OF THE WIRE. NOTIFICATION MUST BE GIVEN TO JPMORGAN AT 1-800-548-7786 PRIOR TO THE DETERMINATION OF NAV. See the section above entitled "Pricing of Portfolio Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMORGAN CHASE BANK

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Please call the Fund at 1-800-548-7786 prior to wiring funds.


OTHER TRANSACTIONAL INFORMATION

Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.


Shares of the Portfolio redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. Each time you redeem or exchange shares, the shares held longest will be redeemed or exchanged first.


HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How To Purchase Shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares.

THE FUND CURRENTLY CONSISTS OF THE FOLLOWING PORTFOLIOS:

     U.S. EQUITY

     Equity Growth Portfolio
     Focus Equity Portfolio

     Large Cap Relative Value Portfolio+

     MicroCap Portfolio+
     Small Company Growth Portfolio

     Technology Portfolio*+++

     U.S. Equity Plus Portfolio+
     U.S. Real Estate Portfolio
     Value Equity Portfolio

     GLOBAL AND INTERNATIONAL EQUITY

     Active International Allocation Portfolio

     Asian Real Estate Portfolio++
     China Growth Portfolio+

     Emerging Markets Portfolio

     European Value Equity Portfolio++

     European Real Estate Portfolio
     Global Franchise Portfolio
     Global Value Equity Portfolio
     Gold Portfolio+
     International Equity Portfolio*
     International Magnum Portfolio
     International Small Cap Portfolio

     Japanese Value Equity Portfolio++
     Latin American Portfolio++


     FIXED INCOME

     Emerging Markets Debt Portfolio
     Mortgage-Backed Securities Portfolio+
     Municipal Bond Portfolio+

     MONEY MARKET

     Money Market Portfolio
     Municipal Money Market Portfolio

*    Portfolio is currently closed to new investors
+    Portfolio is not operational

++   Portfolio is to be liquidated on or about May 27, 2004
+++  Portfolio is to be liquidated on or about August 20, 2004

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.


EXCHANGE FEATURES


You may exchange Portfolio shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's Transfer Agent by mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913. Exchange requests can also be made by calling 1-800-548-7786.


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio shares held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "Other Transactional Information."

DIVIDENDS AND DISTRIBUTIONS

The Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES


The dividends and distributions you receive from the Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2009, dividends paid by the Fund that are attributable to "qualified dividends" (as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003) received by the Fund are taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Fund and the shareholders. "Qualified dividends" include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States, and corporations whose stock is readily tradable on an established securities market in the United States). Dividends paid by the Fund not attributable to "qualified dividends" received by the Fund, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2009, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after January 1, 2009. The Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.


If you redeem shares of the Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of the Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

                             MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                             Financial Highlights

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of the Portfolio for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000 through December 31, 2003 has been audited by Ernst & Young LLP. The financial highlights for the fiscal year ended December 31, 1999 were audited by other independent accountants. Ernst & Young LLP's report, along with the Portfolio's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.


INTERNATIONAL MAGNUM PORTFOLIO


                                                                                        YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------------------------------
CLASS A                                                                 2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                   $8.04        $9.34       $11.56       $13.62       $11.57
--------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                           0.11+        0.07+         0.11         0.11         0.19
Net Realized and Unrealized Gain (Loss) on Investments                  2.22       (1.31)       (2.27)       (1.52)         2.64
================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                        2.33       (1.24)       (2.16)       (1.41)         2.83
================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                                 (0.17)       (0.06)       (0.06)       (0.16)       (0.15)
Net Realized Gain                                                          -            -            -       (0.49)       (0.63)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.17)       (0.06)       (0.06)       (0.65)       (0.78)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.20        $8.04        $9.34       $11.56       $13.62
================================================================================================================================
TOTAL RETURN                                                          29.07%     (13.36)%     (18.71)%     (10.50)%       24.87%
================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                                $91,087      $68,275     $120,753     $183,566     $188,586
Ratio of Expenses to Average Net Assets(1)                             1.00%        1.01%        1.01%        1.01%        1.01%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                           1.00%        1.00%        1.00%        1.00%        1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)         1.25%        0.81%        1.00%        0.84%        0.89%
Portfolio Turnover Rate                                                  53%          59%          44%          56%          59%
--------------------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                      1.29%        1.30%        1.14%        1.10%        1.11%
   Net Investment Income (Loss) to Average Net Assets                  0.96%        0.52%        0.87%        0.75%        0.80%
--------------------------------------------------------------------------------------------------------------------------------



+    Per share amount is based on average shares outstanding.

INTERNATIONAL MAGNUM PORTFOLIO


                                                                                       YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------------------------------
CLASS B                                                                 2003         2002         2001         2000        1999
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                   $8.04        $9.32      $11.52       $13.58       $11.54
--------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                           0.10+        0.06+        0.01         0.08         0.11
Net Realized and Unrealized Gain (Loss) on Investments                  2.18       (1.31)      (2.18)       (1.54)         2.68
================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                        2.28       (1.25)      (2.17)       (1.46)         2.79
================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                                 (0.14)       (0.03)      (0.03)       (0.12)       (0.12)
Net Realized Gain                                                          -            -           -       (0.48)       (0.63)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.14)       (0.03)      (0.03)       (0.60)       (0.75)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.18        $8.04       $9.32       $11.52       $13.58
================================================================================================================================
TOTAL RETURN                                                          28.49%     (13.49)%    (18.87)%     (10.81)%       24.58%
================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                                 $2,232       $6,644     $10,542      $23,474      $30,770
Ratio of Expenses to Average Net Assets(2)                             1.25%        1.26%       1.26%        1.26%        1.25%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                           1.25%        1.25%       1.25%        1.25%        1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(2)         1.00%        0.56%       0.75%        0.58%        0.87%
Portfolio Turnover Rate                                                  53%          59%         44%          56%          59%
--------------------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                      1.54%        1.55%       1.39%        1.35%        1.35%
   Net Investment Income (Loss) to Average Net Assets                  0.71%        0.27%       0.62%        0.49%        0.54%
--------------------------------------------------------------------------------------------------------------------------------



+    Per share amount is based on average shares outstanding.

                             MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                             Additional Information

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated April 30, 2004, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolio, please call the toll-free number below.


You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Securities and Exchange Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or
(4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.

c/o JPMorgan Investor Services Company
P.O. Box 182913
Columbus, OH 43218-2913


For Shareholder Inquiries, call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

                                       PROSPECTUS


                                       April 30, 2004


[MORGAN STANLEY LOGO]

MORGAN STANLEY INSTITUTIONAL FUND, INC.


JAPANESE VALUE EQUITY PORTFOLIO

The Japanese Value Equity Portfolio
seeks long-term capital appreciation by
investing primarily in equity
securities of Japanese issuers.


                                       INVESTMENT ADVISER
                                       MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                       -----------------------------------------
                                       DISTRIBUTOR
                                       MORGAN STANLEY & CO. INCORPORATED
                                       -----------------------------------------

                                       Morgan Stanley Institutional Fund, Inc.
                                       (the "Fund") is a no-load mutual fund
                                       that is designed to meet the investment
                                       needs of discerning Investors who place a premium on quality and personal service. The Fund makes available to institutional investors a series of portfolios, which seeks to benefit from the investment expertise and commitment to excellence associated with Morgan Stanley Investment Management Inc. ("Morgan Stanley Investment Management" or the "Adviser") and its affiliates. This Prospectus offers Class A and Class B shares of the portfolio listed above (the "Portfolio").

                                       -----------------------------------------
                                       The Securities and Exchange Commission
                                       has not approved or disapproved these
                                       securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            PAGE
INVESTMENT SUMMARY
PORTFOLIO
Japanese Value Equity                                                          1
--------------------------------------------------------------------------------
Additional Risk Factors and Information                                        3
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                                            5
--------------------------------------------------------------------------------
FUND MANAGEMENT                                                                7
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                        8
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          11
--------------------------------------------------------------------------------
Japanese Value Equity Portfolio                                               11
--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

JAPANESE VALUE EQUITY PORTFOLIO


On April 22, 2004, the Board of Directors of the Fund approved the redemption of all of the shares (the "Redemption") of the Japanese Value Equity Portfolio pursuant to the Fund's Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption will occur on or about May 27, 2004. The Fund is no longer offering the shares of the Portfolio.


OBJECTIVE

THE JAPANESE VALUE EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF JAPANESE ISSUERS.

APPROACH

The Portfolio's Sub-Adviser, Morgan Stanley Asset & Investment Management
Co., Limited, seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of Japanese issuers that it believes are undervalued relative to their intrinsic assets, cash flow and earnings potential.


PROCESS

The Sub-Adviser conducts a quantitative screening of Japanese companies, most with market capitalizations of generally $300 million or more. The screening is designed to identify undervalued issuers, based on price-to-book value, price-to-cash flow and other value-oriented criteria. The Sub-Adviser's analysts conduct fundamental analysis on the 25% of companies that the quantitative screening indicates are most undervalued, with an emphasis on financial structure, strategic value of assets, business franchise, product line and management quality and focus. Company visits also are a normal part of the investment process. The Sub-Adviser closely monitors companies that are no longer among the 25% most undervalued and generally sells the securities following a material fundamental disappointment in earnings or when they are no longer among the one-third most undervalued securities in the investable universe.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of Japanese issuers. This policy may be changed without shareholder approval; however, you would be notified of any changes. The Sub-Adviser considers an issuer to be Japanese if (i) its securities are traded on a recognized stock exchange in Japan, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in Japan or (iii) it is organized or has a principal office in Japan.


RISKS

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in Japan. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of Japanese issuers, may underperform relative to other sectors or the overall market. Because the Portfolio concentrates its investments in equity securities of Japanese issuers, the value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in Japan.

The Portfolio's investments in a foreign country entail the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments generally will be denominated in foreign currencies, particularly the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Sub-Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on April 25, 1994

1995    -3.64
1996     -1.4
1997    -9.23
1998     8.82
1999    63.75
2000   -23.69
2001   -29.96
2002   -11.22
2003    31.97

HIGH QUARTER    (Q2 '97)         25.58%
---------------------------------------
LOW QUARTER     (Q3 '01)        -21.39%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                           PAST          PAST         SINCE
                                                       ONE YEAR    FIVE YEARS     INCEPTION
-------------------------------------------------------------------------------------------
CLASS A (commenced operations on April 25, 1994)
Return before Taxes                                      31.97%         0.50%        -0.57%
-------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                   31.97%         0.30%        -2.18%
-------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of
  Fund Shares(1)                                         20.78%         0.32%        -1.45%
-------------------------------------------------------------------------------------------
MSCI Japan Index (reflects no deduction for fees,
  expenses or taxes)(2)                                  35.91%        -0.02%        -3.69%
-------------------------------------------------------------------------------------------
Lipper Japanese Funds Average(3)                         37.84%         2.01%        -1.26%
-------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
-------------------------------------------------------------------------------------------
Return before Taxes                                      31.59%         0.25%        -0.32%
-------------------------------------------------------------------------------------------
MSCI Japan Index (reflects no deduction for fees,
  expenses or taxes)(2)                                  35.91%        -0.02%        -4.67%
-------------------------------------------------------------------------------------------
Lipper Japanese Funds Average(3)                         37.84%         2.01%        -1.20%
-------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

     The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


     The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.


(2) The Morgan Stanley Capital International (MSCI) Japan Index is an unmanaged index of common stocks in Japan.


(3) The Lipper Japanese Funds Average tracks the performance of all funds in the Lipper Japanese Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ADDITIONAL RISK FACTORS AND INFORMATION

PRICE VOLATILITY

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of market volatility, there is a risk that you might lose money by investing in the Portfolio.


FOREIGN SECURITIES

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investments. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.


FOREIGN CURRENCY

In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Sub-Adviser may use derivatives to reduce this risk. The Sub-Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.


DERIVATIVES AND OTHER INVESTMENTS

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (E.G., stock index futures) or to control their exposure to changing foreign currency exchange rates.


RISKS OF DERIVATIVES

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.

To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.


Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

INVESTMENT DISCRETION

In pursuing the Portfolio's investment objective, the Sub-Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Sub-Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.


[SIDENOTE]


THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIO. THE PORTFOLIO'S INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH IS INCORPORATED BY REFERENCE AND LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

-------------------------------------------------------------------------------

BANK INVESTORS

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


TEMPORARY DEFENSIVE INVESTMENTS

When the Sub-Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Sub-Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


PORTFOLIO TURNOVER

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (E.G., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS


                              Fees and Expenses of the Portfolio

FEES AND EXPENSES OF THE PORTFOLIO

2003 ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                              JAPANESE
                                                                                          VALUE EQUITY
                                                                                             PORTFOLIO
------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------------
Redemption Fee (as a % of the amount redeemed)+                                                  2.00%
------------------------------------------------------------------------------------------------------
MANAGEMENT FEES (expenses that are deducted from Portfolio assets)*
------------------------------------------------------------------------------------------------------
Class A                                                                                          0.80%
------------------------------------------------------------------------------------------------------
Class B                                                                                          0.80%
------------------------------------------------------------------------------------------------------
12b-1 FEE
------------------------------------------------------------------------------------------------------
Class A                                                                                          NONE
------------------------------------------------------------------------------------------------------
Class B                                                                                          0.25%
------------------------------------------------------------------------------------------------------
OTHER EXPENSES
------------------------------------------------------------------------------------------------------
Class A                                                                                          0.59%
------------------------------------------------------------------------------------------------------
Class B                                                                                          0.59%
------------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------
Class A                                                                                          1.39%
------------------------------------------------------------------------------------------------------
Class B                                                                                          1.64%
------------------------------------------------------------------------------------------------------


+ Payable to the Portfolio on shares redeemed within 60 days of purchase. The redemption fee may be waived by the Fund in certain circumstances. See "Shareholder Information" for more information on redemption fees.


* The Management Fees for the Portfolio shown in the table above are the highest that could be charged. This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, as described below, will not exceed 1.00% for Class A shares and 1.25% for Class B shares.

   In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or reimbursements would exceed the percentage limits in the preceding paragraph.

   For the fiscal year ended December 31, 2003, after giving effect to the Adviser's voluntary fee waiver and/or expense reimbursement, the total annual portfolio operating expenses incurred by investors, including certain investment related expenses, were 1.03% for Class A shares and 1.28% for Class B shares of the Portfolio. Excluding the investment related expenses described in the preceding paragraph, the total annual operating expenses for each Class after fee waivers and/or expense reimbursements were the amounts shown in the first paragraph of this note.


   Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

[SIDENOTE]


THE COMMISSION REQUIRES THAT THE FUND DISCLOSE IN THIS TABLE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO. THE ANNUAL PORTFOLIO OPERATING EXPENSES IN THE TABLE DO NOT REFLECT VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FROM THE ADVISER, WHICH ARE DESCRIBED IN THE FOOTNOTES.

-------------------------------------------------------------------------------

EXAMPLE


                                        1 YEAR     3 YEARS      5 YEARS    10 YEARS
-----------------------------------------------------------------------------------
JAPANESE VALUE EQUITY PORTFOLIO
-----------------------------------------------------------------------------------
Class A                                   $142        $440         $761      $1,669
-----------------------------------------------------------------------------------
Class B                                   $167        $517         $892      $1,944
-----------------------------------------------------------------------------------


[SIDENOTE]


THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE EQUAL TO THE AMOUNTS REFLECTED IN THE TABLE TO THE RIGHT.

-------------------------------------------------------------------------------
6

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fund Management

INVESTMENT ADVISER


Morgan Stanley Investment Management Inc. with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2003, the Adviser, together with its affiliated asset management companies, had approximately $420.8 billion in assets under management with approximately $170.3 billion in institutional assets.

SUB-ADVISER

Morgan Stanley Asset & Investment Trust Management Co., Limited located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009, a wholly-owned subsidiary of Morgan Stanley, serves as investment sub-adviser for the Portfolio on a day-to-day basis. The Sub-Adviser selects, buys and sells securities for the Portfolio under the supervision of the Adviser.

The Adviser pays the Sub-Adviser an annual fee out of its management fee.


MANAGEMENT FEES


For the fiscal year ended December 31, 2003, the Adviser received a fee for management services (net of waivers) equal to 0.49% of the Portfolio's average daily net assets.

PORTFOLIO MANAGEMENT

JAPANESE VALUE EQUITY PORTFOLIO

The Portfolio's assets are managed within the Japanese Equity Team. Current members of the team include John R. Alkire and Kunihiko Sugio.

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES


Morgan Stanley & Co. is the exclusive Distributor of Class A shares and Class B shares of the Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolio. The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value or the price of Portfolio shares. For more information, please see the Statement of Additional Information.


ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of the Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business (the "Pricing Time").


HOW TO PURCHASE SHARES

You may purchase Class A shares and Class B shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolio is open for business.


Investors purchasing shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class A or Class B shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.


The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of the Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, and remains below the minimum initial investment amount for 60 consecutive days, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions. The Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.


Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


INITIAL PURCHASE BY MAIL


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company ("JPMorgan"), the Fund's transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913 together with a check payable to Morgan Stanley Institutional Fund, Inc.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Shareholder Information

SHAREHOLDER INFORMATION (CONT'D)

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE


You may purchase shares of the Portfolio by wiring Federal Funds to the Custodian. YOU SHOULD FORWARD A COMPLETED ACCOUNT REGISTRATION FORM TO JPMORGAN IN ADVANCE OF THE WIRE. NOTIFICATION MUST BE GIVEN TO JPMORGAN AT 1-800-548-7786 PRIOR TO THE DETERMINATION OF NAV. See the section above entitled "Pricing of Portfolio Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMORGAN CHASE BANK

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Please call the Fund at
1-800-548-7786 prior to wiring funds.


OTHER TRANSACTIONAL INFORMATION

Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

Shares of the Portfolio redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. Each time you redeem or exchange shares, the shares held longest will be redeemed or exchanged first.


HOW TO REDEEM SHARES
You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How To Purchase Shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption

THE FUND CURRENTLY CONSISTS OF THE FOLLOWING PORTFOLIOS:

U.S. EQUITY
Equity Growth Portfolio
Focus Equity Portfolio

Large Cap Relative Value Portfolio+

MicroCap Portfolio+
Small Company Growth Portfolio

Technology Portfolio*+++

U.S. Equity Plus Portfolio+
U.S. Real Estate Portfolio
Value Equity Portfolio

GLOBAL AND INTERNATIONAL EQUITY
Active International Allocation Portfolio

Asian Real Estate Portfolio++
China Growth Portfolio+

Emerging Markets Portfolio

European Value Equity Portfolio++

European Real Estate Portfolio
Global Franchise Portfolio
Global Value Equity Portfolio
Gold Portfolio+
International Equity Portfolio*
International Magnum Portfolio
International Small Cap Portfolio

Japanese Value Equity Portfolio++
Latin American Portfolio++


FIXED INCOME
Emerging Markets Debt Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+

MONEY MARKET
Money Market Portfolio
Municipal Money Market Portfolio

*   Portfolio is currently closed to new investors
+   Portfolio is not operational

++  Portfolio is to be liquidated on or about May 27, 2004
+++ Portfolio is to be liquidated on or about August 20, 2004 request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.


EXCHANGE PRIVILEGE

You may exchange Portfolio shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's Transfer Agent by mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913. Exchange requests can also be made by calling 1-800-548-7786.


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio shares held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "Other Transactional Information."

DIVIDENDS AND DISTRIBUTIONS

The Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.


The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES

The dividends and distributions you receive from the Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2009, dividends paid by the Fund that are attributable to "qualified dividends" (as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003) received by the Fund are taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Fund and the shareholders. "Qualified dividends" include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States, and corporations whose stock is readily tradable on an established securities market in the Unites States). Dividends paid by the Fund not attributable to "qualified dividends" received by the Fund, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2009, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after January 1, 2009. The Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of the Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of the Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.


Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of the Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000 through December 31, 2003 has been audited by Ernst & Young LLP. The financial highlights for the fiscal year ended December 31, 1999 were audited by other independent accountants. Ernst & Young LLP's report, along with the Portfolio's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

JAPANESE VALUE EQUITY PORTFOLIO



                                                                                  YEAR ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------------
CLASS A                                                        2003             2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                          $4.66            $5.25          $7.62         $10.12          $6.18
------------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                             (0.00)+ ++          (0.01)+        (0.01)+         (0.02)        (0.02)+
Net Realized and Unrealized Gain (Loss) on Investments         1.49           (0.58)         (2.25)         (2.37)           3.96
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               1.49           (0.59)         (2.26)         (2.39)           3.94
====================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                             -                -         (0.11)         (0.11)              -
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $6.15            $4.66          $5.25          $7.62         $10.12
====================================================================================================================================
TOTAL RETURN                                                 31.97%         (11.22)%       (29.96)%       (23.69)%         63.75%
====================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                       $36,295          $24,159        $22,921        $56,306        $73,666
Ratio of Expenses to Average Net Assets(1)                    1.03%            1.02%          1.02%          1.03%          1.01%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                  1.00%            1.00%          1.00%          1.00%          1.00%
Ratio of Net Investment Income (Loss) to Average
  Net Assets(1)                                            (0.00)%^          (0.15)%        (0.21)%        (0.29)%        (0.28)%
Portfolio Turnover Rate                                         79%              45%            14%            14%            26%
------------------------------------------------------------------------------------------------------------------------------------

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                             1.39%            1.29%          1.26%          1.12%          1.14%
   Net Investment Income (Loss) to Average Net Assets       (0.36)%          (0.42)%        (0.45)%        (0.38)%        (0.41)%
------------------------------------------------------------------------------------------------------------------------------------



 + Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.
 ^ Amount is less than 0.005%.

JAPANESE VALUE EQUITY PORTFOLIO



                                                                                  YEAR ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------------
CLASS B                                                        2003             2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                          $4.59            $5.18          $7.54         $10.02          $6.13
------------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                (0.02)+          (0.03)+        (0.03)+           0.02          0.08+
Net Realized and Unrealized Gain (Loss) on Investments         1.47           (0.56)         (2.22)         (2.41)           3.81
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               1.45           (0.59)         (2.25)         (2.39)           3.89
====================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                             -                -         (0.11)         (0.09)              -
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $6.04            $4.59          $5.18          $7.54         $10.02
====================================================================================================================================
TOTAL RETURN                                                 31.59%         (11.39)%       (30.15)%       (23.93)%         63.46%
====================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                          $451             $308         $1,057         $3,851         $3,538
Ratio of Expenses to Average Net Assets(2)                    1.28%            1.27%          1.27%          1.28%          1.26%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                                  1.25%            1.25%          1.25%          1.25%          1.25%
Ratio of Net Investment Income (Loss) to Average
  Net Assets(2)                                             (0.25)%          (0.40)%        (0.50)%        (0.54)%        (0.57)%
Portfolio Turnover Rate                                         79%              45%            14%            14%            26%
------------------------------------------------------------------------------------------------------------------------------------

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                             1.64%            1.54%          1.51%          1.37%          1.39%
   Net Investment Income (Loss) to Average Net Assets       (0.61)%          (0.67)%        (0.74)%        (0.62)%        (0.67)%
------------------------------------------------------------------------------------------------------------------------------------



 + Per share amount is based on average shares outstanding.
++ Amount is less than $0.005 per share.
 ^ Amount is less than 0.005%.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Additional Information

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated April 30, 2004, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolio, please call the toll-free number below.


You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.

c/o JPMorgan Investor Services Company
P.O. Box 182913
Columbus, OH 43218-2913


For Shareholder Inquiries, call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

                                            PROSPECTUS


                                            April 30, 2004


[MORGAN STANLEY LOGO]

MORGAN STANLEY INSTITUTIONAL FUND, INC.

MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks to
maximize current income and preserve
capital while maintaining high levels
of liquidity.
--------------------------------------

MUNICIPAL MONEY MARKET PORTFOLIO


The Municipal Money Market Portfolio
seeks to maximize current tax-exempt
income and preserve capital.


--------------------------------------

                                            INVESTMENT ADVISER
                                            MORGAN STANLEY INVESTMENT MANAGEMENT
                                            INC.

                                            ------------------------------------

                                            DISTRIBUTOR
                                            MORGAN STANLEY & CO. INCORPORATED

                                            ------------------------------------


                                            Morgan Stanley Institutional Fund,
                                            Inc. (the "Fund") is a no-load
                                            mutual fund that is designed to meet
                                            the investment needs of discerning
                                            investors who place a premium on
                                            quality and personal service. The
                                            Fund makes available to
                                            institutional investors a series of
                                            portfolios, which seeks to benefit
                                            from the investment expertise and
                                            commitment to excellence associated
                                            with Morgan Stanley Investment
                                            Management Inc. ("Morgan Stanley
                                            Investment Management" or the
                                            "Adviser") and its affiliates. This
                                            Prospectus offers Class A and Class
                                            B shares of the portfolios listed
                                            above (each a "Portfolio" and
                                            collectively the "Portfolios"),
                                            except that the Municipal Money
                                            Market Portfolio offers only Class A
                                            shares.


                                            ------------------------------------

                                            The Securities and Exchange
                                            Commission has not approved or
                                            disapproved these securities or
                                            passed upon the adequacy of this
                                            Prospectus. Any representation to
                                            the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            PAGE
INVESTMENT SUMMARY

PORTFOLIOS

Money Market                                                                   1
--------------------------------------------------------------------------------
Municipal Money Market                                                         2
--------------------------------------------------------------------------------
Additional Risk Factors and Information                                        3
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                                            4
--------------------------------------------------------------------------------
FUND MANAGEMENT                                                                6
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                        7
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          10
--------------------------------------------------------------------------------
Money Market Portfolio                                                        10
--------------------------------------------------------------------------------
Municipal Money Market Portfolio                                              11
--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

MONEY MARKET PORTFOLIO

OBJECTIVE

THE MONEY MARKET PORTFOLIO SEEKS TO MAXIMIZE CURRENT INCOME AND PRESERVE CAPITAL WHILE MAINTAINING HIGH LEVELS OF LIQUIDITY.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in liquid, high quality money market instruments of private financial and non-financial corporations, as well as obligations of the U.S. Government and its agencies and instrumentalities. The Portfolio's average weighted maturity will not exceed 90 days, and no individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Portfolio's Sub-Adviser, Morgan Stanley Investment Advisors Inc., determines the appropriate average maturity for the Portfolio based on the shape of the money market yield curve and its view of the direction of short term interest rates over the next one to six months. Securities are selected on the basis of their value, adjusted for risk. The Sub-Adviser invests in a variety of securities in order to diversify credit risk and interest rate risk. The Sub-Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities, when a security is downgraded, or for liquidity needs.


The Portfolio will invest in a diversified portfolio of high quality, short-term money market instruments. Money market instruments may include certificates of deposits, bankers' acceptances, commercial paper, U.S. Treasury securities, securities issued by federal or federally sponsored agencies and instrumentalities and some municipal securities and repurchase agreements. In selecting these investments, the Adviser and the Sub-Adviser follow strict rules about credit risk, maturity and diversification of the Portfolio's investments. For example, the Portfolio's money market instruments will be rated within the two highest categories assigned by a recognized rating organization or, if not rated, are of comparable quality as determined by the Sub-Adviser. In addition, these instruments will have a maximum remaining maturity of 397 days or less.


RISKS


Investing in the Portfolio may be appropriate for you if you want to minimize the risk of loss of principal and maintain liquidity of your investment, and at the same time receive a return on your investment. The Portfolio invests only in money market instruments which are believed to present minimal credit risk. However, an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


You may obtain the Portfolio's current 7-day yield by calling 1-800-548-7786.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on November 15, 1988

1994    3.84%
1995    5.51%
1996    5.03%
1997    5.20%
1998    5.20%
1999    4.80%
2000    6.06%
2001    3.30%
2002    1.30%
2003    0.67%

HIGH QUARTER    (Q4 '00)        1.56%
-------------------------------------
LOW QUARTER     (Q3 '03)        0.13%

AVERAGE ANNUAL TOTAL RETURNS*

(for the calendar periods ended December 31, 2003)



                                                             PAST         PAST         PAST        SINCE
                                                         ONE YEAR   FIVE YEARS    TEN YEARS    INCEPTION
CLASS A (commenced operations on November 15, 1988)         0.67%        3.31%        4.13%        4.73%
--------------------------------------------------------------------------------------------------------


The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

* Class B has not yet commenced operations.

MUNICIPAL MONEY MARKET PORTFOLIO

OBJECTIVE

THE MUNICIPAL MONEY MARKET PORTFOLIO SEEKS TO MAXIMIZE CURRENT TAX-EXEMPT INCOME AND PRESERVE CAPITAL.

APPROACH

The Portfolio seeks to maximize current income and preserve capital while maintaining liquidity by investing in money market instruments, with effective maturities of 397 days or less, that pay interest that is exempt from federal taxation. In selecting its investments, the Portfolio seeks to maintain a share price of $1.00 per share.

PROCESS

The Portfolio's Sub-Adviser, Morgan Stanley Investment Advisors Inc., assesses current and projected market and economic conditions, particularly interest rates. Based on this analysis, the Sub-Adviser uses gradual shifts in average maturity to manage the Portfolio. The Sub-Adviser selects particular municipal money market securities that it believes offer the most attractive risk/return trade-off. Individual portfolio securities are money market obligations issued by various states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in tax-exempt municipal obligations. (This 80% policy is fundamental and may not be changed without shareholder approval.) The Portfolio will not invest in municipal obligations that pay interest subject to the alternative minimum tax.

Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. The general obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities.

RISKS


Investing in the Portfolio may be appropriate for you if you want to minimize the risk of loss of principal and maintain liquidity of your investment, and at the same time receive a return on your investment that is exempt from federal income tax. The Portfolio invests only in municipal money market instruments that are believed to present minimal credit risk. However, an investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


The Portfolio will invest in a portfolio of high quality, short-term municipal securities and repurchase agreements. In selecting these investments, the Sub-Adviser follows strict rules about credit risk, maturity and diversification of the Portfolio's investments. For example, the Portfolio's money market instruments will be rated within the two highest categories assigned by a recognized rating organization or, if not rated, are of comparable quality as determined by the Sub-Adviser. In addition, these instruments will have a maximum remaining maturity of 397 days or less.

You may obtain the Portfolio's current 7-day yield by calling 1-800-548-7786.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on February 10, 1989

1994    2.44%
1995    3.44%
1996    3.02%
1997    3.17%
1998    3.00%
1999    2.77%
2000    3.57%
2001    2.23%
2002    0.90%
2003    0.52%

HIGH QUARTER    (Q4 '00)        0.95%
-------------------------------------
LOW QUARTER     (Q3 '03)        0.09%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                             PAST         PAST         PAST        SINCE
                                                         ONE YEAR   FIVE YEARS    TEN YEARS    INCEPTION
CLASS A (commenced operations on February 10, 1989)         0.52%        1.99%        2.50%        2.97%
--------------------------------------------------------------------------------------------------------


The bar chart and table show the performance of the Portfolio's Class A shares year-by-year and as an average over different periods of time. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ADDITIONAL RISK FACTORS AND INFORMATION

BANK INVESTORS


An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.


PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

[SIDENOTE]

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH IS INCORPORATED BY REFERENCE AND LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS


2003 ANNUAL PORTFOLIO EXPENSES



                                                                                    MUNICIPAL
                                                                            MONEY       MONEY
                                                                           MARKET      MARKET
                                                                        PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------
MANAGEMENT FEES (expenses that are deducted from Portfolio assets)*
---------------------------------------------------------------------------------------------
Class A                                                                    0.30%        0.30%
---------------------------------------------------------------------------------------------
Class B+                                                                   0.30%          N/A
---------------------------------------------------------------------------------------------
12b-1 FEE
---------------------------------------------------------------------------------------------
Class A                                                                     NONE         NONE
---------------------------------------------------------------------------------------------
Class B+                                                                   0.25%          N/A
---------------------------------------------------------------------------------------------
OTHER EXPENSES
---------------------------------------------------------------------------------------------
Class A                                                                    0.21%        0.20%
---------------------------------------------------------------------------------------------
Class B++                                                                  0.21%          N/A
---------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------
Class A                                                                    0.51%        0.50%
---------------------------------------------------------------------------------------------
Class B                                                                    0.76%          N/A
---------------------------------------------------------------------------------------------



* The Management Fees for the Portfolios shown in the table above are the highest that could be charged. This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolios so that total annual portfolio operating expenses will not exceed 0.55% for Class A shares of the Money Market Portfolio; and 0.57% for Class A shares of the Municipal Money Market Portfolio.

     In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from annual operating expenses. If these expenses were included, the Portfolios' total operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits in the preceding paragraph.

     For the fiscal year ended December 31, 2003, total annual portfolio operating expenses for the Portfolios did not exceed the amounts shown above and, accordingly, total operating expenses incurred by investors in these Portfolios were as shown in the table above.


     Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

+ Class B shares of the Money Market Portfolio are not currently being offered. The Municipal Money Market Portfolio does not offer Class B shares.

++ Total annual Portfolio operating expenses and other expenses of Class B shares are based on estimates of expenses that would be incurred if the Class is offered during the current fiscal year.

[SIDENOTE]

THE COMMISSION REQUIRES THAT THE FUND DISCLOSE IN THIS TABLE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIOS. THE PORTFOLIOS DO NOT CHARGE ANY SALES LOADS OR SIMILAR FEES WHEN YOU PURCHASE OR REDEEM SHARES. THE ANNUAL PORTFOLIO OPERATING EXPENSES IN THE TABLE DO NOT REFLECT VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FROM THE ADVISER, WHICH ARE DESCRIBED IN THE FOOTNOTES.

--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fees and Expenses of the Portfolio

FEES AND EXPENSES OF THE PORTFOLIOS (CONT'D)

EXAMPLE


                                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------
Class A                                                   $52       $164       $285       $640
----------------------------------------------------------------------------------------------
Class B+                                                  $78       $243       $422       $942
----------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------
Class A                                                   $51       $160       $280       $628
----------------------------------------------------------------------------------------------



+ As of the fiscal year ended December 31, 2003, Class B shares of the Money Market Portfolio had not commenced operations.


[SIDENOTE]

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN EACH PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT EACH PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE EQUAL TO THE AMOUNTS REFLECTED IN THE TABLE TO THE RIGHT.

--------------------------------------------------------------------------------

INVESTMENT ADVISER


Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2003, the Adviser, together with its affiliated asset management companies, had approximately $420.8 billion in assets under management with approximately $170.3 billion in institutional assets.

SUB-ADVISER

Morgan Stanley Investment Advisors Inc., which also is a subsidiary of Morgan Stanley, located at 1221 Avenue of the Americas, New York, New York 10020, serves as investment sub-adviser for the Portfolios on a day-to-day basis. The Sub-Adviser selects, buys and sells securities for the Portfolios under the supervision of the Adviser.

The Adviser pays the Sub-Adviser an annual fee out of its management fee.


MANAGEMENT FEES


For the fiscal year ended December 31, 2003, the Adviser received from each Portfolio the management fee set forth in the table below:

MANAGEMENT FEE PAID IN FISCAL YEAR ENDED DECEMBER 31, 2003

(net of waiver and as a percentage of average net assets)

MONEY MARKET PORTFOLIO                                               0.30%
--------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO                                     0.30%
--------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Shareholder Information

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES


Morgan Stanley & Co. is the exclusive Distributor of Class A shares and Class B shares of the Money Market Portfolio and Class A shares of the Municipal Money Market Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Money Market Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Money Market Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. Currently, the Money Market Portfolio does not offer Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolios) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of a Portfolio's shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value or the price of a Portfolio's shares. For more information, please see the Statement of Additional Information.


ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio.

The Portfolios seek to maintain a stable NAV per share of $1.00 by valuing portfolio securities using "amortized cost." Amortized cost involves valuing a portfolio security at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium. This method of valuation does not take into account any unrealized gains or losses or the impact of fluctuating interest rates on the market value of portfolio securities. While using amortized cost provides certainty in valuation, it may result in periods during which the value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it sold the security.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of the Money Market Portfolio and Class A shares of the Municipal Money Market Portfolio at the NAV next determined for the class after receipt of your order. The NAV of the Money Market Portfolio is determined as of 12:00 noon (Eastern Time) and the NAV of the Municipal Money Market Portfolio is determined as of 11:00 a.m. (Eastern
Time) on each day the Portfolios are open for business (the "Pricing Time").

HOW TO PURCHASE SHARES

You may purchase Class A shares of the Money Market Portfolio and Class A shares of the Municipal Money Market Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries"), except for Class B shares of the Money Market Portfolio, which may be purchased only through a Financial Intermediary. You may purchase shares of the Portfolios on each day that the Portfolios are open for business.

The minimum initial investment generally is $100,000 for Class A shares of the Money Market and Municipal Money Market Portfolios. There is no minimum initial investment for Class B shares of the Money Market Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, and remains below the minimum initial investment amount for 60 consecutive days, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions. The Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


INITIAL PURCHASE BY MAIL


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company ("JPMorgan"), the Fund's transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913 together with a check payable to Morgan Stanley Institutional Fund, Inc.


Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE


You may purchase shares of each Portfolio by wiring Federal Funds to the Custodian. YOU SHOULD FORWARD A COMPLETED ACCOUNT REGISTRATION FORM TO JPMORGAN IN ADVANCE OF THE WIRE. See the section above entitled "Pricing of Portfolio Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMORGAN CHASE BANK

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)


If notification of your order is received prior to 12:00 noon (Eastern time) for the Money Market Portfolio and 11:00 a.m. (Eastern time) for the Municipal Money Market Portfolio and the Custodian receives the funds the same day, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day, or the day the Federal Funds wire is received.


OTHER TRANSACTIONAL INFORMATION

Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How To Purchase Shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

THE FUND CURRENTLY CONSISTS OF THE FOLLOWING PORTFOLIOS:

U.S. EQUITY

Equity Growth Portfolio
Focus Equity Portfolio

Large Cap Relative Value Portfolio+

MicroCap Portfolio+
Small Company Growth Portfolio

Technology Portfolio*+++

U.S. Equity Plus Portfolio+
U.S. Real Estate Portfolio
Value Equity Portfolio

GLOBAL AND INTERNATIONAL EQUITY

Active International Allocation Portfolio

Asian Real Estate Portfolio++
China Growth Portfolio+

Emerging Markets Portfolio

European Value Equity Portfolio++

European Real Estate Portfolio
Global Franchise Portfolio
Global Value Equity Portfolio
Gold Portfolio+
International Equity Portfolio*
International Magnum Portfolio
International Small Cap Portfolio

Japanese Value Equity Portfolio++
Latin American Portfolio++


FIXED INCOME

Emerging Markets Debt Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+

MONEY MARKET

Money Market Portfolio
Municipal Money Market Portfolio

*   Portfolio is currently closed to new investors
+   Portfolio is not operational

++  Portfolio is to be liquidated on or about May 27, 2004
+++ Portfolio is to be liquidated on or about August 20, 2004

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Shareholder Information

SHAREHOLDER INFORMATION (CONT'D)

EXCHANGE PRIVILEGE

You may exchange Portfolio shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's Transfer Agent by mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913. Exchange requests can also be made by calling 1-800-548-7786.


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases.

DIVIDENDS AND DISTRIBUTIONS

The Portfolios compute net investment income and declare a dividend as of 1:00 p.m. Eastern Time on each day. These dividends accrue daily and are distributed on the 15th day of each month, or the next business day if the 15th is a holiday or weekend. The Portfolios will distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES


The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. The Fund will tell you annually how to treat dividends and distributions. The Money Market Portfolio expects to distribute primarily ordinary income dividends.


The Municipal Money Market Portfolio generally distributes income that is exempt from federal taxation, however, the Portfolio may invest in securities that generate taxable income. Income exempt from federal tax may be subject to state and local taxes. If any capital gains are distributed by the Portfolio, they may be taxable.

If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of the Money Market Portfolio and Class B shares of the Municipal Money Market Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000 through December 31, 2003 has been audited by Ernst & Young LLP. The financial highlights for the fiscal year ended December 31, 1999 were audited by other independent accountants. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolios' financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.


MONEY MARKET PORTFOLIO


                                                                                  YEAR ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------
CLASS A                                                              2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                               $1.000       $1.000       $1.000       $1.000       $1.000
-----------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income                                              0.007+        0.013        0.038        0.060        0.047
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                             (0.007)      (0.013)      (0.038)      (0.060)      (0.047)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $1.000       $1.000       $1.000       $1.000       $1.000
=============================================================================================================================
TOTAL RETURN                                                        0.64%        1.30%        3.82%        6.06%        4.80%
=============================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                            $795,399   $1,369,935   $2,706,283   $3,026,412   $2,931,316
Ratio of Expenses to Average Net Assets                             0.51%        0.48%        0.48%        0.48%        0.50%
Ratio of Net Investment Income to Average Net Assets                0.69%        1.32%        3.90%        6.07%        4.73%
-----------------------------------------------------------------------------------------------------------------------------



+ Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

MUNICIPAL MONEY MARKET PORTFOLIO


                                                                                  YEAR ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------
CLASS A                                                              2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                               $1.000       $1.000       $1.000       $1.000       $1.000
-----------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income                                              0.005+        0.009        0.022        0.035        0.027
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                             (0.005)      (0.009)      (0.022)      (0.035)      (0.027)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $1.000       $1.000       $1.000       $1.000       $1.000
=============================================================================================================================
TOTAL RETURN                                                        0.50%        0.90%        2.23%        3.57%        2.77%
=============================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                            $511,551     $910,426   $1,346,818   $1,476,436   $1,405,646
Ratio of Expenses to Average Net Assets                             0.50%        0.48%        0.49%        0.48%        0.50%
Ratio of Net Investment Income to Average Net Assets                0.54%        0.90%        2.25%        3.50%        2.76%
-----------------------------------------------------------------------------------------------------------------------------



+ Per share amount is based on average shares outstanding.

                   The page has been left blank intentionally

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Additional Information

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated April 30, 2004, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.


You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.

c/o JPMorgan Investor Services Company
P.O. Box 182913
Columbus, OH 43218-2913


For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

                                            PROSPECTUS

                                            April 30, 2004


[MORGAN STANLEY LOGO]


MORGAN STANLEY INSTITUTIONAL FUND, INC.


VALUE EQUITY PORTFOLIO

The Value Equity Portfolio seeks high
total return by investing primarily in
equity securities that the investment
adviser believes to be undervalued
relative to the stock market in general
at the time of purchase.

                                            INVESTMENT ADVISER
                                            MORGAN STANLEY INVESTMENT MANAGEMENT
                                            INC.

                                            ------------------------------------

                                            DISTRIBUTOR
                                            MORGAN STANLEY & CO. INCORPORATED

                                            ------------------------------------


                                            Morgan Stanley Institutional Fund,
                                            Inc. (the "Fund") is a no-load
                                            mutual fund that is designed to meet
                                            the investment needs of discerning
                                            investors who place a premium on
                                            quality and personal service. The
                                            Fund makes available to
                                            institutional investors a series of
                                            portfolios, which seeks to benefit
                                            from the investment expertise and
                                            commitment to excellence associated
                                            with Morgan Stanley Investment
                                            Management Inc. ("Morgan Stanley
                                            Investment Management" or the
                                            "Adviser") and its affiliates. This
                                            Prospectus offers Class A and Class
                                            B shares of the Portfolio listed
                                            above (the "Portfolio").


                                            ------------------------------------

                                            The Securities and Exchange
                                            Commission has not approved or
                                            disapproved these securities or
                                            passed upon the adequacy of this
                                            prospectus. Any representation to
                                            the contrary is a criminal
                                            offense.

TABLE OF CONTENTS


                                                                            PAGE
INVESTMENT SUMMARY
PORTFOLIO
--------------------------------------------------------------------------------
Value Equity                                                                   1
--------------------------------------------------------------------------------
Additional Risk Factors and Information                                        2
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIO                                             4
--------------------------------------------------------------------------------
FUND MANAGEMENT                                                                6
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                        7
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          10
--------------------------------------------------------------------------------
Value Equity Portfolio                                                        10
--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

VALUE EQUITY PORTFOLIO

OBJECTIVE

THE VALUE EQUITY PORTFOLIO SEEKS HIGH TOTAL RETURN BY INVESTING PRIMARILY IN EQUITY SECURITIES THAT THE ADVISER BELIEVES TO BE UNDERVALUED RELATIVE TO THE STOCK MARKET IN GENERAL AT THE TIME OF PURCHASE.

APPROACH

The Adviser seeks to construct a diversified portfolio of equity securities of U.S. and, to a limited extent, foreign issuers that will outperform the market over the long term. The Adviser emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

PROCESS


The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified of any change. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange.


RISKS


Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of U.S. issuers. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, undervalued equity securities of large-capitalization companies, may underperform relative to other sectors or the overall market.

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

[CHART]

PERFORMANCE (CLASS A SHARES)
Commenced operations on January 31, 1990

1994              -1.29
1995              33.69
1996              19.73
1997              29.20
1998               8.79
1999              11.63
2000              18.08
2001              -1.55
2002             -24.22
2003              31.05

HIGH QUARTER    (Q2 '03)    21.46%
----------------------------------
LOW QUARTER     (Q3 '02)   -20.97%

AVERAGE ANNUAL TOTAL RETURNS

(for the calendar periods ended December 31, 2003)



                                                                      PAST         PAST         PAST        SINCE
                                                                  ONE YEAR   FIVE YEARS    TEN YEARS    INCEPTION
CLASS A (commenced operations on January 31, 1990)
-----------------------------------------------------------------------------------------------------------------
Return before Taxes                                                 31.05%        5.21%       11.09%       10.88%
-----------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions(1)                              30.74%        2.56%        7.00%        7.56%
-----------------------------------------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of
  Fund Shares(1)                                                    20.51%        2.97%        7.44%        7.76%
-----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index (reflects no deduction for fees,
  expenses or taxes)(2)                                             30.03%        3.56%       11.88%       12.31%
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses
  or taxes)(3)                                                      28.68%       -0.57%       11.07%       11.57%
-----------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index(4)                               28.00%        1.20%       10.05%       11.05%
-----------------------------------------------------------------------------------------------------------------

CLASS B (commenced operations on January 2, 1996)
-----------------------------------------------------------------------------------------------------------------
Return before Taxes                                                 30.86%        4.99%          N/A        9.80%
-----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index (reflects no deduction for fees,
  expenses or taxes)(2)                                             30.03%        3.56%          N/A       10.68%
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses
  or taxes)(3)                                                      28.68%       -0.57%          N/A        9.28%
-----------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index(4)                               28.00%        1.20%          N/A        8.70%
-----------------------------------------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

    The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

    The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class A shares only. The Portfolio's Class B shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment.

(2) The Russell 1000 Value Index consists of the largest 1000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select.

(3) The S&P 500 Index is comprised of the stocks of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation.

(4) The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

ADDITIONAL RISK FACTORS AND INFORMATION

PRICE VOLATILITY

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


FOREIGN SECURITIES


Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

FOREIGN CURRENCY

In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

DERIVATIVES AND OTHER INVESTMENTS

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain exposure to an entire market (E.G. stock index futures) or to control their exposure to changing foreign currency exchange rates.

RISKS OF DERIVATIVES


The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.


[SIDENOTE]

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIO. THE PORTFOLIO'S INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH IS INCORPORATED BY REFERENCE AND LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Investment Summary

ADDITIONAL RISK FACTORS AND INFORMATION (CONT'D)

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

INVESTMENT DISCRETION

In pursuing the Portfolio's investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading stategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.


EXCHANGE-TRADED FUNDS

The Portfolio may invest up to 10% of its net assets in shares of various Exchange-Traded Funds ("ETFs"). No more than 5% of the Portfolio's net assets will be invested in any one ETF. ETFs seek to track the performance of various portions or segments of the equity markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls.


BANK INVESTORS


An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


TEMPORARY DEFENSIVE INVESTMENTS

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (E.G., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

FEES AND EXPENSES OF THE PORTFOLIO


2003 ANNUAL PORTFOLIO OPERATING EXPENSES



MANAGEMENT FEES (expenses that are deducted from Portfolio assets)*
--------------------------------------------------------------------------------
Class A                                                                    0.50%
--------------------------------------------------------------------------------
Class B                                                                    0.50%
--------------------------------------------------------------------------------
12b-1 FEE
--------------------------------------------------------------------------------
Class A                                                                     NONE
--------------------------------------------------------------------------------
Class B                                                                    0.25%
--------------------------------------------------------------------------------
OTHER EXPENSES
--------------------------------------------------------------------------------
Class A                                                                    0.27%
--------------------------------------------------------------------------------
Class B                                                                    0.27%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------
Class A                                                                    0.77%
--------------------------------------------------------------------------------
Class B                                                                    1.02%
--------------------------------------------------------------------------------



* The Management Fees for the Portfolio shown in the table above are the highest that could be charged. This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual portfolio operating expenses will not exceed 0.70% for Class A shares and 0.95% for Class B shares.

    In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from annual operating expenses. If these expenses were included, the Portfolio's total operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits in the preceding paragraph.

    For the fiscal year ended December 31, 2003, after giving effect to the Adviser's voluntary fee waiver and/or expense reimbursement, the total annual portfolio operating expenses incurred by investors in the Portfolio were the amounts shown in the first paragraph of this note.


    Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

[SIDENOTE]

THE COMMISSION REQUIRES THAT THE FUND DISCLOSE IN THIS TABLE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO. THE PORTFOLIO DOES NOT CHARGE ANY SALES LOADS OR SIMILAR FEES WHEN YOU PURCHASE OR REDEEM SHARES. THE ANNUAL PORTFOLIO OPERATING EXPENSES IN THE TABLE DO NOT REFLECT VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FROM THE ADVISER, WHICH ARE DESCRIBED IN THE FOOTNOTES.

--------------------------------------------------------------------------------

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Fees and Expenses of the Portfolio

FEES AND EXPENSES OF THE PORTFOLIO (CONT'D)

EXAMPLE


                                   1 YEAR     3 YEARS        5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A                               $79        $246           $428        $954
--------------------------------------------------------------------------------
Class B                              $104        $325           $563      $1,248
--------------------------------------------------------------------------------


[SIDENOTE]

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE EQUAL TO THE AMOUNTS REFLECTED IN THE TABLE TO THE RIGHT.

--------------------------------------------------------------------------------

INVESTMENT ADVISER


Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2003, the Adviser, together with its affiliated asset management companies, had approximately $420.8 billion in assets under management with approximately $170.3 billion in institutional assets.


MANAGEMENT FEES


For the fiscal year ended December 31, 2003, the Adviser received a fee for management services (net of waivers) equal to 0.43% of the Portfolio's average daily net assets.


PORTFOLIO MANAGEMENT


The Portfolio's assets are managed within the Equity Income Team. Current members of the team include James A. Gilligan, Managing Director of the Adviser, James O. Roeder, Executive Director of the Adviser, Thomas Bastian and Sergio Marcheli, Vice Presidents of the Adviser, and Vincent E. Vizachero, Senior Associate of the Adviser.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Shareholder Information

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES

Morgan Stanley & Co. is the exclusive Distributor of Class A shares and Class B shares of the Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolio. The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Adviser and/or Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value or the price of Portfolio shares. For more information, please see the Statement of Additional Information.


ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of the Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES

You may purchase Class A shares and Class B shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolio is open for business.

Investors purchasing shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class A or Class B shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of the Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, and remains below the minimum initial investment amount for 60 consecutive days, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions. The Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


INITIAL PURCHASE BY MAIL


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company ("JPMorgan"), the Fund's transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE


You may purchase shares of the Portfolio by wiring Federal Funds to the Custodian. YOU SHOULD FORWARD A COMPLETED ACCOUNT REGISTRATION FORM TO JPMORGAN IN ADVANCE OF THE WIRE. NOTIFICATION MUST BE GIVEN TO JPMORGAN AT 1-800-548-7786 PRIOR TO THE DETERMINATION OF NAV. See the section above entitled "Pricing of Portfolio Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMORGAN CHASE BANK

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Please call the Fund at 1-800-548-7786 prior to wiring funds.


OTHER TRANSACTIONAL INFORMATION

Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.


HOW TO REDEEM SHARES


You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How To Purchase Shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE PRIVILEGE

You may exchange Portfolio shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional

THE FUND CURRENTLY CONSISTS OF THE FOLLOWING PORTFOLIOS:

U.S. EQUITY

Equity Growth Portfolio
Focus Equity Portfolio

Large Cap Relative Value Portfolio+

MicroCap Portfolio+
Small Company Growth Portfolio

Technology Portfolio*+++

U.S. Equity Plus Portfolio+
U.S. Real Estate Portfolio
Value Equity Portfolio

GLOBAL AND INTERNATIONAL EQUITY

Active International Allocation Portfolio

Asian Real Estate Portfolio++
China Growth Portfolio+

Emerging Markets Portfolio

European Value Equity Portfolio++

European Real Estate Portfolio
Global Franchise Portfolio
Global Value Equity Portfolio
Gold Portfolio+
International Equity Portfolio*
International Magnum Portfolio
International Small Cap Portfolio

Japanese Value Equity Portfolio++
Latin American Portfolio++


FIXED INCOME

Emerging Markets Debt Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+

MONEY MARKET

Money Market Portfolio
Municipal Money Market Portfolio

*   Portfolio is currently closed to new investors
+   Portfolio is not operational

++  Portfolio is to be liquidated on or about May 27, 2004
+++ Portfolio is to be liquidated on or about August 20, 2004

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Shareholder Information

SHAREHOLDER INFORMATION (CONT'D)

Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's Transfer Agent by mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Company, P.O. Box 182913, Columbus, OH 43218-2913. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases.


DIVIDENDS AND DISTRIBUTIONS

It is the policy of the Portfolio to distribute to shareholders substantially all of its net investment income, if any, in the form of a quarterly dividend. The Portfolio's policy is to distribute to shareholders net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES


The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2009, dividends paid by the Fund that are attributable to "qualified dividends" (as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003) received by the Fund are taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Fund and the shareholders. Dividends paid by the Fund not attributable to "qualified dividends" received by the Fund, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2009, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after January 1, 2009. The Fund will tell you annually how to treat dividends and distributions.


If you redeem shares of the Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of the Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of the Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000 through December 31, 2003 has been audited by Ernst & Young LLP. The financial highlights for the fiscal year ended December 31, 1999 were audited by other independent accountants. Ernst & Young LLP's report, along with the Portfolio's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.


VALUE EQUITY PORTFOLIO


                                                                                       YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------------------
CLASS A                                                                   2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                     $7.21        $9.68       $10.32        $9.63       $10.78
----------------------------------------------------------------------------------------------------------------------------------

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                             0.13+        0.14+        0.15+         0.16         0.26
Net Realized and Unrealized Gain (Loss) on Investments                    2.09       (2.47)       (0.31)         1.54         0.97
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          2.22       (2.33)       (0.16)         1.70         1.23
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                                   (0.13)       (0.14)       (0.15)       (0.16)       (0.17)
Net Realized Gain                                                            -            -       (0.33)       (0.85)       (2.21)
==================================================================================================================================
Total Distributions                                                     (0.13)       (0.14)       (0.48)       (1.01)       (2.38)
==================================================================================================================================
Net Asset Value, End of Period                                           $9.30        $7.21        $9.68       $10.32        $9.63
==================================================================================================================================
TOTAL RETURN                                                            31.05%     (24.22)%      (1.55)%       18.08%       11.63%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                                 $108,997      $76,452     $101,691      $70,454      $46,768
Ratio of Expenses to Average Net Assets(1)                               0.70%        0.70%        0.70%        0.70%        0.73%
Ratio of Expenses to Average Net Assets
   Excluding Interest Expense                                            0.70%          N/A          N/A          N/A        0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)           1 62%        1.69%        1.56%        1.64%        1.25%
Portfolio Turnover Rate                                                   130%          45%          50%          62%          80%
==================================================================================================================================

(1)Ratios before expense limitation:
   Expenses to Average Net Assets                                        0.77%        0.76%        0.79%        0.81%        0.86%
   Net Investment Income (Loss) to Average Net Assets                    1.55%        1.63%        1.47%        1.54%        1.12%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Financial Highlights

VALUE EQUITY PORTFOLIO


                                                                                       YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------------------
CLASS B                                                                   2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS

Net Asset Value, Beginning of Period                                     $7.21        $9.67       $10.32        $9.60       $10.76
==================================================================================================================================

Income (Loss) from Investment Operations

Net Investment Income (Loss)                                             0.11+        0.12+        0.13+         0.12         0.20
Net Realized and Unrealized Gain (Loss) on Investments                    2.10       (2.46)       (0.32)         1.56         0.99
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          2.21       (2.34)       (0.19)         1.68         1.19
==================================================================================================================================

DISTRIBUTIONS FROM AND/OR IN EXCESS OF

Net Investment Income                                                   (0.11)       (0.12)       (0.13)       (0.11)       (0.13)
Net Realized Gain                                                            -            -       (0.33)       (0.85)       (2.22)
==================================================================================================================================
Total Distributions                                                     (0.11)       (0.12)       (0.46)       (0.96)       (2.35)
==================================================================================================================================
Net Asset Value, End of Period                                           $9.31        $7.21        $9.67       $10.32        $9.60
==================================================================================================================================
TOTAL RETURN                                                            30.86%     (24.32)%      (1.89)%       17.92%       11.22%
==================================================================================================================================

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)                                  $72,180      $46,757      $24,597         $891         $921
Ratio of Expenses to Average Net Assets(2)                               0.95%        0.95%        0.95%        0.95%        0.98%
Ratio of Expenses to Average Net Assets
   Excluding Interest Expense                                            0.95%          N/A          N/A          N/A        0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets(2)           1.37%        1.44%        1.25%        1.35%        1.01%
Portfolio Turnover Rate                                                   130%          45%          50%          62%          80%
==================================================================================================================================

(2)Ratios before expense limitation:
   Expenses to Average Net Assets                                        1.02%        1.01%        1.04%        1.11%        1.13%
   Net Investment Income (Loss) to Average Net Assets                    1.30%        1.38%        1.17%        1.24%        0.87%
----------------------------------------------------------------------------------------------------------------------------------



+  Per share amount is based on average shares outstanding.

                   The page has been left blank intentionally

                              MORGAN STANLEY INSTITUTIONAL FUND, INC. PROSPECTUS

                              Additional Information

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated April 30, 2004, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolio, please call the toll-free number below.


You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.

c/o JPMorgan Investor Services Company
P.O. Box 182913
Columbus, OH 43218-2913


For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investments Results are available at www.morganstanley.com/im.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                  P.O. BOX 2798
                        BOSTON, MASSACHUSETTS 02208-2798
                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 2004

Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no load mutual fund consisting of twenty-eight portfolios offering a variety of investment alternatives. Of the twenty-eight portfolios, seven are not operational, four are scheduled to be liquidated on or about May 27, 2004 and one is scheduled to be liquidated on or about August 20, 2004. This Statement of Additional Information ("SAI") sets forth information about the Fund applicable to all twenty-eight portfolios (each a "Portfolio" and collectively the "Portfolios"). Following is a list of the Portfolios:

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS:

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
ASIAN REAL ESTATE PORTFOLIO**
CHINA GROWTH PORTFOLIO*
EMERGING MARKETS PORTFOLIO
EUROPEAN REAL ESTATE PORTFOLIO
EUROPEAN VALUE EQUITY PORTFOLIO**
GLOBAL FRANCHISE PORTFOLIO
GLOBAL VALUE EQUITY PORTFOLIO
GOLD PORTFOLIO*
INTERNATIONAL EQUITY PORTFOLIO
INTERNATIONAL MAGNUM PORTFOLIO
INTERNATIONAL SMALL CAP PORTFOLIO
JAPANESE VALUE EQUITY PORTFOLIO**
LARGE CAP RELATIVE VALUE PORTFOLIO*
LATIN AMERICAN PORTFOLIO**
MICROCAP PORTFOLIO*

U.S. EQUITY PORTFOLIOS:
EQUITY GROWTH PORTFOLIO
FOCUS EQUITY PORTFOLIO
SMALL COMPANY GROWTH PORTFOLIO
TECHNOLOGY PORTFOLIO***
U.S. EQUITY PLUS PORTFOLIO*
U.S. REAL ESTATE PORTFOLIO
VALUE EQUITY PORTFOLIO

FIXED INCOME PORTFOLIOS:
EMERGING MARKETS DEBT PORTFOLIO
MORTGAGE-BACKED SECURITIES PORTFOLIO*
MUNICIPAL BOND PORTFOLIO*

MONEY MARKET PORTFOLIOS:
MONEY MARKET PORTFOLIO
MUNICIPAL MONEY MARKET PORTFOLIO

----------
*As of the date of this SAI, these Portfolios are not operational and do not have a current prospectus.
**Portfolios scheduled to be liquidated on or about May 27, 2004.
***Portfolio scheduled to be liquidated on or about August 20, 2004.

This SAI is not a prospectus. It should be read in conjunction with a Prospectus for the applicable Portfolio, as it may be supplemented from time to time, which may be obtained by calling the Morgan Stanley Institutional Fund, Inc. (the "Fund") at 1-800-548-7786.

The Fund's most recent Annual Report is a separate document supplied with this SAI and includes the Fund's audited financial statements, which are incorporated by reference into this SAI.

Each Portfolio (with the exception of the International Small Cap, Money Market and Municipal Money Market Portfolios) offers both Class A and Class B shares. The International Small Cap, Money Market and Municipal Money Market Portfolios only offer Class A shares.

Certain Portfolios are "non-diversified" and, as such, such Portfolios' investments are not required to meet certain diversification requirements under federal securities law. Compared with "diversified" funds or portfolios, each such Portfolio may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree.

However, the investments of each of the Emerging Markets Equity, Focus Equity, Global Franchise, International Magnum and Technology Portfolios are currently diversified and may remain diversified in the future.


                                TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
INVESTMENT POLICIES AND STRATEGIES                                          2
INVESTMENT LIMITATIONS                                                     35
PURCHASE OF SHARES                                                         37
REDEMPTION OF SHARES                                                       40
ACCOUNT POLICIES AND FEATURES                                              41
MANAGEMENT OF THE FUND                                                     43
INVESTMENT ADVISORY AND OTHER SERVICES                                     54
DISTRIBUTION OF SHARES                                                     57
BROKERAGE PRACTICES                                                        59
GENERAL INFORMATION                                                        65
TAXES                                                                      66
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                        74
PERFORMANCE INFORMATION                                                    81
FINANCIAL STATEMENTS                                                       86
APPENDIX A  DESCRIPTION OF RATINGS                                        A-1
APPENDIX B  MORGAN STANLEY INVESTMENT MANAGEMENT PROXY
            VOTING POLICY AND PROCEDURES                                  B-1





                       INVESTMENT POLICIES AND STRATEGIES


This SAI provides additional information about the investment policies and operations of the Fund and its investment portfolios (each a "Portfolio" and collectively the "Portfolios"). Morgan Stanley Investment Management Inc. (the "Adviser" or "Morgan Stanley Investment Management" or "MSIM") acts as investment adviser to each Portfolio. Under the supervision of Morgan Stanley Investment Management, Morgan Stanley Investment Advisors Inc. ("MSIA") acts as investment sub-adviser to the Money Market and Municipal Money Market Portfolios; Morgan Stanley Investment Management Limited ("MSIM Limited") acts as investment sub-adviser to the Global Franchise, Global Value Equity, International Equity, International Small Cap, European Value Equity and International Magnum Portfolios; Morgan Stanley Investment Management Company

("MSIM Company") acts as investment sub-adviser to the International Magnum Portfolio; and Morgan Stanley Asset & Investment Trust Management Co. Limited ("MSAITM") acts as investment sub-adviser to the Japanese Value Equity and International Magnum Portfolios (MSIA, MSIM Limited, MSIM Company and MSAITM are each referred to individually as the "Sub-Adviser" and collectively as the "Sub-Advisers"). References to Morgan Stanley Investment Management, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under its supervision.


The following table provides additional information about the Portfolios' investment policies. Capitalized items used below are described in more detail later in this section.


ACTIVE INTERNATIONAL ALLOCATION       Under normal circumstances, the Portfolio invests primarily in accordance with country
PORTFOLIO                             and sector weightings determined by the Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

ASIAN REAL ESTATE PORTFOLIO           Under normal circumstances, the Portfolio invests primarily in equity securities of companies in the Asian real estate industry.

CHINA GROWTH PORTFOLIO                Under normal circumstances, the Portfolio invests primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

EMERGING MARKETS PORTFOLIO            Under normal circumstances, the Portfolio invests primarily in growth-oriented equity securities of issuers in emerging market countries.

EMERGING MARKETS DEBT PORTFOLIO       Under normal circumstances, the Portfolio invests primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

EQUITY GROWTH PORTFOLIO               Under normal circumstances, the Portfolio invests primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets.

EUROPEAN REAL ESTATE PORTFOLIO        Under normal circumstances, the Portfolio invests primarily in equity securities of companies in the European real estate industry.

EUROPEAN VALUE EQUITY PORTFOLIO       Under normal circumstances, the Portfolio invests primarily in equity securities of
                                      European issuers.

FOCUS EQUITY PORTFOLIO                Under normal circumstances, the Portfolio invests primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio generally concentrates its holdings in a relatively small number of companies and may invest up to
                                      25% of its assets in a single issuer.

GLOBAL FRANCHISE PORTFOLIO            Under normal circumstances, the Portfolio invests primarily in equity securities of issuers located throughout the world that the Adviser and the Sub-Adviser believe have, among other things, resilient business franchises and growth potential.

GLOBAL VALUE EQUITY PORTFOLIO         Under normal circumstances, the Portfolio invests primarily in equity securities of issuers throughout the world, including U.S. issuers.

GOLD PORTFOLIO                        Under normal circumstances, the Portfolio invests primarily in equity securities of U.S.
                                      and foreign companies engaged in gold-related activities.

INTERNATIONAL EQUITY PORTFOLIO        Under normal circumstances, the Portfolio invests primarily in equity securities of
                                      non-U.S. issuers.

INTERNATIONAL MAGNUM PORTFOLIO        Under normal circumstances, the Portfolio invests primarily in equity securities of
                                      non-U.S. issuers domiciled in Europe, Australia and Far East countries.

INTERNATIONAL SMALL CAP PORTFOLIO     Under normal circumstances, the Portfolio invests primarily in equity securities of small cap non-U.S. companies.

JAPANESE VALUE EQUITY PORTFOLIO       Under normal circumstances, the Portfolio invests primarily in a diversified portfolio of equity securities of Japanese issuers that the Adviser believes are undervalued relative to their intrinsic assets, cash flow and earnings potential.

LARGE CAP RELATIVE VALUE PORTFOLIO    Under normal circumstances, the Portfolio invests primarily in income-producing equity securities.

LATIN AMERICAN PORTFOLIO              Under normal circumstances, the Portfolio invests primarily in growth-oriented equity securities of Latin American issuers.

MICROCAP PORTFOLIO                    Under normal circumstances, the Portfolio invests primarily in growth-oriented equity securities of small growth-oriented domestic and, to a limited extent, foreign companies with potential for long-term growth.

MONEY MARKET PORTFOLIO                Under normal circumstances, the Portfolio invests exclusively in money market instruments of private financial and non-financial corporations, as well as obligations of the U.S.
                                      government and its agencies and instrumentalities.

MORTGAGE-BACKED SECURITIES PORTFOLIO  Under normal circumstances, the Portfolio invests primarily in investment grade short-
                                      and intermediate-term mortgage-related securities. The Portfolio may invest up to 15%
                                      in mortgage-related securities rated in the third highest rating category or, if unrated, believed by the Adviser to be of equivalent quality.

MUNICIPAL BOND PORTFOLIO              Under normal circumstances, the Portfolio invests primarily in municipals rated investment grade at the time of investment or futures and options on futures relating to these municipals.  The Portfolio invests at least 65% of its net assets in municipals having an initial maturity of more than one year.  The Portfolio may invest up to 20% of its net assets in municipals that pay interest subject to alternative minimum tax and up to 20% in cash, cash equivalents, U.S. Government securities and taxable investment grade corporate fixed income securities.

MUNICIPAL MONEY MARKET PORTFOLIO      Under normal circumstances, the Portfolio invests primarily in municipal money market instruments with effective maturities of 397 days or less, that pay interest that is exempt from federal taxation.

SMALL COMPANY GROWTH PORTFOLIO        Under normal circumstances, the Portfolio invests primarily in growth-oriented equity securities of small capitalization U.S. and, to a limited extent, foreign companies.

TECHNOLOGY PORTFOLIO                  Under normal circumstances, the Portfolio invests primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology and technology-related industries.

U.S. EQUITY PLUS PORTFOLIO            Under normal circumstances, the Portfolio invests primarily in equity securities of U.S.
                                      issuers included in the Standard & Poor's 500 Index.

U.S. REAL ESTATE PORTFOLIO            Under normal circumstances, the Portfolio invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

VALUE EQUITY PORTFOLIO                Under normal circumstances, the Portfolio invests primarily in equity securities that the
                                      Adviser believes to be undervalued relative to the stock market in general at the time of purchase.


The following tables summarize the permissible strategies and investments for each Portfolio. These tables should be used in conjunction with the investment summaries for each Portfolio contained in the Prospectus in order to provide a more complete description of such Portfolio's investment policies.

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS


                                              ACTIVE        ASIAN                      EUROPEAN  EUROPEAN              GLOBAL
                                           INTERNATIONAL     REAL    CHINA   EMERGING   VALUE      REAL     GLOBAL     VALUE
                                            ALLOCATION      ESTATE   GROWTH   MARKETS   EQUITY    ESTATE   FRANCHISE   EQUITY
-----------------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks                                 /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Depositary Receipts                           /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Preferred Stocks                              /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/

                                                                              INTERNATIONAL  JAPANESE
                                                INTERNATIONAL  INTERNATIONAL      SMALL       VALUE     LATIN
                                         GOLD       EQUITY        MAGNUM           CAP        EQUITY   AMERICAN
---------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks                           /X/        /X/            /X/            /X/          /X/      /X/
  Depositary Receipts                     /X/        /X/            /X/            /X/          /X/      /X/
  Preferred Stocks                        /X/        /X/            /X/            /X/          /X/      /X/

                                              ACTIVE        ASIAN                      EUROPEAN  EUROPEAN              GLOBAL
                                           INTERNATIONAL     REAL    CHINA   EMERGING   VALUE      REAL     GLOBAL     VALUE
                                            ALLOCATION      ESTATE   GROWTH   MARKETS   EQUITY    ESTATE   FRANCHISE   EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Rights                                        /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Warrants                                      /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Convertible Securities                        /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Limited Partnerships                          /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Investment Company Securities                 /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Real Estate Investing                         /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  --REITS                                       /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  --Specialized Ownership Vehicles              /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
FIXED INCOME SECURITIES:
  High Yield Securities                                                         /X/
  U.S. Government Securities                    /X/           /X/     /X/       /X/       *         /X/        *         *
  Agencies                                      /X/           /X/     /X/       /X/       *         /X/        *         *
  Corporates                                    /X/           /X/     /X/       /X/       *         /X/        *         *
  Money Market Instruments                      /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Cash Equivalents                              /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Repurchase Agreements                         /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Municipals
  Asset-Backeds
  Loan Participations and Assignments                                           /X/
  Temporary Investments                         /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Zero Coupons, Pay-In-Kind
     Securities or Deferred Payment
     Securities                                 /X/           /X/     /X/       /X/                 /X/

                                                                              INTERNATIONAL  JAPANESE
                                                INTERNATIONAL  INTERNATIONAL      SMALL       VALUE     LATIN
                                         GOLD       EQUITY        MAGNUM           CAP        EQUITY   AMERICAN
---------------------------------------------------------------------------------------------------------------
  Rights                                  /X/        /X/            /X/            /X/          /X/      /X/
  Warrants                                /X/        /X/            /X/            /X/          /X/      /X/
  Convertible Securities                  /X/        /X/            /X/            /X/          /X/      /X/
  Limited Partnerships                    /X/        /X/            /X/            /X/          /X/      /X/
  Investment Company Securities           /X/        /X/            /X/            /X/          /X/      /X/
  Real Estate Investing                              /X/            /X/            /X/          /X/      /X/
  --REITS                                            /X/            /X/            /X/          /X/      /X/
  --Specialized Ownership Vehicles                   /X/            /X/            /X/          /X/      /X/
FIXED INCOME SECURITIES:
  High Yield Securities                                                                                  /X/
  U.S. Government Securities              /X/         *             /X/             *           /X/      /X/
  Agencies                                /X/         *             /X/             *           /X/      /X/
  Corporates                              /X/         *             /X/             *           /X/      /X/
  Money Market Instruments                /X/        /X/            /X/            /X/          /X/      /X/
  Cash Equivalents                        /X/        /X/            /X/            /X/          /X/      /X/
  Repurchase Agreements                   /X/        /X/            /X/            /X/          /X/      /X/
  Municipals
  Asset-Backeds
  Loan Participations and Assignments                                                                    /X/
  Temporary Investments                   /X/        /X/            /X/            /X/          /X/      /X/
  Zero Coupons, Pay-In-Kind
     Securities or Deferred Payment
     Securities                           /X/                       /X/                         /X/      /X/

                                              ACTIVE        ASIAN                      EUROPEAN  EUROPEAN              GLOBAL
                                           INTERNATIONAL     REAL    CHINA   EMERGING   VALUE      REAL     GLOBAL     VALUE
                                            ALLOCATION      ESTATE   GROWTH   MARKETS   EQUITY    ESTATE   FRANCHISE   EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Eurodollar and Yankee Dollar
     Obligations                                /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
FOREIGN INVESTMENT:
  Foreign Equity Securities                     /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Foreign Government Fixed Income
     Securities                                 /X/           /X/     /X/       /X/                 /X/
  Foreign Corporate Fixed Income
     Securities                                 /X/           /X/     /X/       /X/                 /X/
  Emerging Market Country Securities            /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Russian Equity Securities                                                     /X/
  Foreign Currency Transactions                 /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Brady Bonds                                   /X/           /X/               /X/      /X/        /X/                 /X/
  Investment Funds                              /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
OTHER SECURITIES:
   Loans of Portfolio Securities                /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
   Non-Publicly Traded Securities,
     Private Placements and
     Restricted Securities                      /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
   When-Issued and Delayed Delivery
     Securities                                 /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
   Borrowing for Investment Purposes
  Temporary Borrowing                           /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Reverse Repurchase Agreements
  Short Sales
  Structured Investments                        /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/

                                                                              INTERNATIONAL  JAPANESE
                                                INTERNATIONAL  INTERNATIONAL      SMALL       VALUE     LATIN
                                         GOLD       EQUITY        MAGNUM           CAP        EQUITY   AMERICAN
---------------------------------------------------------------------------------------------------------------
  Eurodollar and Yankee Dollar
     Obligations                          /X/        /X/            /X/            /X/          /X/      /X/
FOREIGN INVESTMENT:
  Foreign Equity Securities               /X/        /X/            /X/            /X/          /X/      /X/
  Foreign Government Fixed Income
     Securities                           /X/                       /X/                         /X/      /X/
  Foreign Corporate Fixed Income
     Securities                           /X/                       /X/                         /X/      /X/
  Emerging Market Country Securities      /X/        /X/            /X/            /X/                   /X/
  Russian Equity Securities
  Foreign Currency Transactions           /X/        /X/            /X/            /X/          /X/      /X/
  Brady Bonds                             /X/                       /X/                         /X/      /X/
  Investment Funds                        /X/        /X/            /X/            /X/          /X/      /X/
OTHER SECURITIES:
   Loans of Portfolio Securities          /X/        /X/            /X/            /X/          /X/      /X/
   Non-Publicly Traded Securities,
     Private Placements and
     Restricted Securities                /X/        /X/            /X/            /X/          /X/      /X/
   When-Issued and Delayed Delivery
     Securities                           /X/        /X/            /X/            /X/          /X/      /X/
   Borrowing for Investment Purposes                                                                     /X/
  Temporary Borrowing                     /X/        /X/            /X/            /X/          /X/      /X/
  Reverse Repurchase Agreements                                                                          /X/
  Short Sales                                                                                            /X/
  Structured Investments                  /X/        /X/            /X/            /X/          /X/      /X/

                                              ACTIVE        ASIAN                      EUROPEAN  EUROPEAN              GLOBAL
                                           INTERNATIONAL     REAL    CHINA   EMERGING   VALUE      REAL     GLOBAL     VALUE
                                            ALLOCATION      ESTATE   GROWTH   MARKETS   EQUITY    ESTATE   FRANCHISE   EQUITY
-----------------------------------------------------------------------------------------------------------------------------
DERIVATIVES:
  Forward Foreign Currency Exchange
     Contracts                                  /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Futures Contracts                             /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Forward Contracts                             /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Options                                       /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/
  Swaps, Caps, Collars and
     Floors                                     /X/           /X/     /X/       /X/      /X/        /X/       /X/       /X/

                                                                              INTERNATIONAL  JAPANESE
                                                INTERNATIONAL  INTERNATIONAL      SMALL       VALUE     LATIN
                                         GOLD       EQUITY        MAGNUM           CAP        EQUITY   AMERICAN
---------------------------------------------------------------------------------------------------------------
DERIVATIVES:
   Forward Foreign Currency Exchange
     Contracts                            /X/        /X/            /X/            /X/          /X/      /X/
  Futures Contracts                       /X/        /X/            /X/            /X/          /X/      /X/
  Forward Contracts                       /X/        /X/            /X/            /X/          /X/      /X/
  Options                                 /X/        /X/            /X/            /X/          /X/      /X/
  Swaps, Caps, Collars and
      Floors                              /X/        /X/            /X/            /X/          /X/      /X/


----------
* This Portfolio may invest in certain Corporate Debt as described under Money Market Instruments and Temporary Investments.

U.S. EQUITY PORTFOLIOS


                                               LARGE
                                                CAP                SMALL                U.S.    U.S.
                              EQUITY  FOCUS   RELATIVE            COMPANY              EQUITY   REAL   VALUE
                              GROWTH  EQUITY   VALUE    MICROCAP  GROWTH   TECHNOLOGY   PLUS   ESTATE  EQUITY
-------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks                 /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Depositary Receipts           /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Preferred Stocks              /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Rights                        /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Warrants                      /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Convertible Securities        /X/    /X/                /X/      /X/        /X/       /X/     /X/     /X/
  Limited Partnerships
  Investment Company
     Securities                 /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Real Estate Investing         /X/    /X/      /X/       /X/      /X/                  /X/     /X/     /X/
  -REITS                        /X/    /X/      /X/       /X/      /X/                  /X/     /X/     /X/
  -Specialized Ownership
     Vehicles                   /X/    /X/      /X/       /X/      /X/                  /X/     /X/     /X/
FIXED INCOME SECURITIES:
  High Yield Securities                                                       /X/
  U.S. Government Securities    /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Agencies                      /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Corporates                    /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Money Market Instruments      /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Repurchase Agreements         /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Municipals
  Asset-Backeds
  Loan Participations and
    Assignments
  Temporary Investments         /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Zero Coupons, Pay-In-Kind
    Securities or Deferred
    Payment Securities          /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Eurodollar and Yankee
    Dollar Obligations
FOREIGN INVESTMENT:
  Foreign Equity Securities     /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/

                                               LARGE
                                                CAP                SMALL                U.S.    U.S.
                              EQUITY  FOCUS   RELATIVE            COMPANY              EQUITY   REAL   VALUE
                              GROWTH  EQUITY   VALUE    MICROCAP  GROWTH   TECHNOLOGY   PLUS   ESTATE  EQUITY
-------------------------------------------------------------------------------------------------------------
  Foreign Bonds                                                               /X/               /X/
  Emerging Market Country
    Securities                                                                /X/               /X/
  Russian Equity Securities
  Foreign Currency
    Transactions                /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Brady Bonds
  Investment Funds              /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
Other Securities:
  Loans of Portfolio
    Securities                  /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Non-Publicly Traded
    Securities, Private
    Placements and
    Restricted Securities       /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  When-Issued and Delayed
    Delivery Securities         /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Borrowing for Investment
    Purposes
  Temporary Borrowing           /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Reverse Repurchase
    Agreements                                                                /X/       /X/
  Short Sales
  Structured Investments        /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
DERIVATIVES:
  Forward Foreign Currency
    Exchange Contracts          /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Futures Contracts             /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Forward Contracts             /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Options                       /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/
  Swaps                         /X/    /X/      /X/       /X/      /X/        /X/       /X/     /X/     /X/

FIXED INCOME AND MONEY MARKET PORTFOLIOS


                                             EMERGING            MORTGAGE-             MUNICIPAL
                                             MARKETS    MONEY     BACKED    MUNICIPAL    MONEY
                                               DEBT    MARKET   SECURITIES    BOND       MARKET
------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks
  Depositary Receipts                          /X/
  Preferred Stocks                             /X/
  Rights                                       /X/
  Warrants                                     /X/
  Convertible Securities                       /X/
  Limited Partnerships
  Investment Company Securities                /X/       /X/        /X/        /X/       /X/
  Real Estate Investing
  -REITs
  -Specialized Ownership Vehicles
FIXED INCOME SECURITIES:
  High Yield Securities                        /X/
  U.S. Government Securities                   /X/       /X/        /X/        /X/       /X/
  Agencies                                     /X/       /X/        /X/        /X/       /X/
  Corporates                                   /X/       /X/         *         /X/        *
  Money Market Instruments                     /X/       /X/        /X/        /X/       /X/
  Mortgage Related Securities                  /X/       /X/        /X/        /X/
  -MBSs                                        /X/       /X/        /X/        /X/
  -CMOs                                        /X/                  /X/
  -SMBSs                                                            /X/
  Repurchase Agreements                        /X/       /X/        /X/        /X/       /X/
  Municipals                                   /X/       /X/                   /X/       /X/
  Asset-Backeds                                /X/       /X/
  Loan Participations and Assignments          /X/
  Temporary Investments                        /X/       /X/        /X/        /X/       /X/
  Zero Coupons, Pay-In-Kind Securities or
    Deferred Payment                           /X/       /X/        /X/        /X/       /X/
  Floaters                                     /X/       /X/        /X/        /X/       /X/
  Inverse Floaters                             /X/                  /X/        /X/
  Eurodollar and Yankee Dollar Obligations
FOREIGN INVESTMENT:
  Foreign Equity Securities                    /X/

                                             EMERGING            MORTGAGE-             MUNICIPAL
                                             MARKETS    MONEY     BACKED    MUNICIPAL    MONEY
                                               DEBT    MARKET   SECURITIES    BOND      MARKET
------------------------------------------------------------------------------------------------
  Foreign Bonds                                /X/
  Emerging Market Country Securities           /X/
  Russian Equity Securities
  Foreign Currency Transactions                /X/
  Brady Bonds                                  /X/
  Investment Funds                             /X/
OTHER SECURITIES:
  Loans of Portfolio Securities                /X/                  /X/        /X/
  Non-Publicly Traded Securities, Private
    Placements and Restricted
  Securities                                   /X/       /X/        /X/        /X/       /X/
  When-Issued and Delayed Delivery Securities  /X/       /X/        /X/        /X/       /X/
  Borrowing for Investment Purposes            /X/
  Temporary Borrowing                          /X/       /X/        /X/        /X/       /X/
  Reverse Repurchase Agreements                /X/       /X/
  Short Sales                                  /X/
  Structured Investments                       /X/       /X/        /X/        /X/
DERIVATIVES:
  Forward Foreign Currency Exchange Contracts  /X/                  /X/        /X/
  Futures Contracts                            /X/                  /X/        /X/
  Forward Contracts                            /X/                  /X/        /X/
  Options                                      /X/                  /X/        /X/
  Swaps                                        /X/                  /X/        /X/


----------
* This Portfolio may invest in certain Corporate Debt as described under Money Market Instruments and Temporary Investments.

EQUITY SECURITIES


Equity Securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of equity securities generally in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's equity securities.

The Portfolios may purchase equity securities issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those securities shortly after their acquisition. A Portfolio's purchase of securities issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.


COMMON STOCKS. Common stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

DEPOSITARY RECEIPTS. Depositary receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "depositary receipts"). ADRs are dollar-denominated depositary receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a Portfolio's investment policies, a Portfolio's investments in depositary receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

PREFERRED STOCKS. Preferred stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred stocks have a preference over common stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because preferred stocks pay a fixed or variable stream of dividends they have many of the characteristics of a fixed-income security and are, therefore, included in both the definition of equity security and fixed-income security.

RIGHTS. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's common stock at the time of a new issuance, usually at a price below the initial offering price of the common stock and before the common stock is offered to the general public. Rights are usually freely transferrable. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.

WARRANTS. Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferrable. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant.

CONVERTIBLE SECURITIES. Convertible securities are securities that may be exchanged under certain circumstances for a fixed number of shares of common stock or other equity securities. Convertible securities generally represent a feature of some other type of security, such as a fixed -income security or preferred stock, so that, for example, a convertible fixed -income security would be a fixed -income security that is convertible into common stock. Convertible securities may be viewed as an investment in the current security or the security into which the convertible securities may be exchanged and, therefore, are included in both the definition of equity security and fixed -income security. Each of the U.S., Global and International Equity Portfolios can invest up to 5% of its assets in convertible securities that have been rated below investment grade.

LIMITED PARTNERSHIPS. A limited partnership interest entitles a portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

INVESTMENT COMPANY SECURITIES. Investment company securities are securities of other open-end or closed-end investment companies, including exchange-traded funds ("ETFs"). The Investment Company Act of 1940, as amended (the "1940 Act"), generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a portfolio's total assets in any one investment company, and no more than 10% in any combination of investment companies. A portfolio may invest in investment company securities of investment companies managed by MSIM or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the Securities and Exchange Commission ("SEC"). To the extent a portfolio invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities, and a shareholder in any such portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly the expenses of the purchased investment company.

     EXCHANGE TRADED FUNDS. The Portfolios may invest in shares of various ETFs, including exchange-traded index and bond funds. Exchange-traded index funds seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an investment company, the Portfolio would bear its ratable share of that entity's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

REAL ESTATE INVESTING. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of a portfolios' investments.

REITS. Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, E.G., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in any of the portfolios, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying

REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.


SPECIALIZED OWNERSHIP VEHICLES. Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, a shareholder in the Portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly the expenses of the specialized ownership vehicle.

FIXED INCOME SECURITIES


Fixed income securities generally represent an issuer's obligation to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. A typical fixed income security specifies a fixed date when the amount borrowed (principal) is due in full, known as the maturity date, and specifies dates when periodic interest (coupon) payments will be made over the life of the security.

Fixed income securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (E.G., conversion rights). Prices of fixed income securities fluctuate and, in particular, are subject to several key risks including, but not limited to, interest-rate risk, credit risk, prepayment risk and spread risk.

Interest-rate risk arises due to general changes in the level of market rates after the purchase of a Fixed Income Security. Generally, the values of fixed income securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding fixed income securities generally rise and during periods of rising interest rates, the values of most fixed income securities generally decline. While fixed income securities with longer final maturities often have higher yields than those with shorter maturities, they usually possess greater price sensitivity to changes in interest rates and other factors. Traditionally, the remaining term to maturity has been used as a barometer of a fixed income security's sensitivity to interest rate changes. This measure, however, considers only the time until the final principal payment and takes no account of the pattern or amount of principal or interest payments prior to maturity. Duration combines consideration of yield, coupon, interest and principal payments, final maturity and call (prepayment) features. Duration measures the likely percentage change in a fixed income security's price for a small parallel shift in the general level of interest rates; it is also an estimate of the weighted average life of the remaining cash flows of a fixed income security. In almost all cases, the duration of a fixed income security is shorter than its term to maturity.

Credit risk, also known as default risk, represents the possibility that an issuer may be unable to meet scheduled interest and principal payment obligations. It is most often associated with corporate bonds, although it can be present in other fixed income securities as well (note that the market generally assumes that obligations of the U.S. Treasury are free from credit risk). Credit ratings and quantitative models attempt to measure the degree of credit risk in Fixed Income Securities, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk. Other things being equal, Fixed income securities with high degrees of credit risk should trade in the market at lower prices (and higher yields) than Fixed income securities with low degrees of credit risk.

Prepayment risk, also known as call risk, arises due to the issuer's ability to prepay all or most of the Fixed Income Security prior to the stated final maturity date. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. This risk is often associated with mortgage securities where the underlying mortgage loans can be refinanced, although it can also be present in corporate or other types of bonds with call provisions. When a prepayment occurs, a Portfolio may be forced to reinvest in lower yielding Fixed income securities. Quantitative models are designed to help assess the degree of prepayment risk, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk.


Spread risk is the potential for the value of a Portfolio's assets to fall due to the widening of spreads. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference (or "spread") between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.


Economic, political and other events also may affect the prices of broad fixed income markets, although the risks associated with such events are transmitted to the market via changes in the prevailing levels of interest rates, credit risk, prepayment risk, or spread risk.

FIXED INCOME VALUE INVESTING. The Adviser employs a value investing philosophy in the management of certain Portfolios. Bond prices and yields reflect implicit market forecasts regarding a variety of factors, such as inflation, economic growth, credit risk and prepayment risk, to name a few. The Adviser uses a series of quantitative models and tools to assess and help identify situations where implicit market forecasts appear to be extremely optimistic or pessimistic. The Adviser then analyzes these findings and establishes the Portfolio's interest-rate, sector and security selection positions so as to take advantage of the most attractive of these value opportunities.

INVESTMENT GRADE SECURITIES. Investment Grade Securities are Fixed income securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (E.G., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")) or determined to be of equivalent quality by Morgan Stanley Investment Management. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to Fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated fixed income securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

HIGH YIELD SECURITIES. High Yield Securities are generally considered to include Fixed income securities rated below the four highest rating categories at the time of purchase (E.G., Ba through C by Moody's or BB through D by S&P or Fitch) and unrated Fixed income securities considered by MSIM to be of equivalent quality. High Yield Securities are not considered investment grade and are commonly referred to as "junk bonds" or high yield, high risk securities. Investment grade securities that a Portfolio holds may be downgraded to below investment grade by the rating agencies. If a Portfolio holds a security that is downgraded, the Portfolio may choose to retain the security.

While High Yield Securities offer higher yields, they also normally carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less credit worthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities refers to a variety of Fixed income securities issued or guaranteed by the U.S. Government and various instrumentalities and agencies. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the ("Ginnie Mae" or "GNMA") and the Federal

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Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the ("Fannie Mae" or "FNMA"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

AGENCIES. Agencies are Fixed income securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the U.S. Government. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is backed by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as Ginnie Mae, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, are federally chartered institutions under Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

MATURITY AND DURATION MANAGEMENT. A component of the Adviser's fixed income investment strategy is maturity and duration management. The maturity and duration structure of a Portfolio investing in Fixed income securities is actively managed, based upon the Adviser's assessment of the market's implied forecasts for inflation and economic growth. Adjustments to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall.

Duration is a measure of the expected life of a Fixed Income Security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any Fixed Income Security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities generally is 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

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CORPORATES. Corporates are Fixed income securities issued by private businesses.
Holders, as creditors, have a prior legal claim over holders of Equity
Securities of the issuer as to both income and assets for the principal and interest due the holder.

MONEY MARKET INSTRUMENTS. Money Market Instruments are high quality short-term Fixed income securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

CASH EQUIVALENTS. Cash equivalents are short-term fixed income securities comprising:


(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

                                       18
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Each Portfolio may invest in obligations of U.S. banks, and, in foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in various foreign investing sections of this SAI.

A Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which the Portfolio may purchase.

(2) Each Portfolio (except the Money Market and Municipal Money Market Portfolios) may invest in commercial paper (see below) rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (E.G., A-l or A-2 by S&P or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO (E.G., A or better by Moody's, S&P or Fitch). The Money Market Portfolio and Municipal Money Market Portfolio invest only in commercial paper (as described below) rated in the highest category;


(3) Short-term corporate obligations rated high-grade at the time of purchase by an NRSRO (E.G., A or better by Moody's, S&P or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and


(6)  Repurchase agreements collateralized by the securities listed above.

     COMMERCIAL PAPER. Commercial paper refers to short-term fixed income securities with maturities ranging from 1 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial paper is issued either directly or through broker-dealers, and may be discounted or interest-bearing. Commercial paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody's or S&P.


Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-3.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years;
(7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

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MORTGAGE RELATED SECURITIES. Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities include collateralized mortgage obligations and mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.


     MORTGAGE-BACKED SECURITIES. With mortgage-backed securities ("MBSs"), many mortgagees' obligations to make monthly payments to their lending institution are pooled together and passed through to investors. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by GNMA, FHLMC or FNMA, private issuers and other government agencies. MBSs issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Portfolio will purchase only MBSs that at the time of purchase are rated investment grade by one or more NRSROs or, if unrated, are deemed by the Adviser to be of comparable quality.


MBSs are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are. FHLMC securities are supported by the FHLMC's right to borrow from the U.S. Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. Although FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, FHLMC now issues MBSs (FHLMC Gold PCS) that also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation ("REFCORP") obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds and, as to interest payments, ultimately by the U.S. Treasury.

There are two methods of trading MBSs. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (To Be Announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBSs are traded on a TBA basis.


Like fixed income securities in general, MBSs will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBSs to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBSs, the Adviser looks for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBSs issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. The Portfolios will purchase securities issued by private issuers that are rated investment grade at the time of purchase by Moody's, Fitch or S&P or are deemed by the Adviser to be of comparable investment quality.


     FANNIE MAE CERTIFICATES. Fannie Mae (i.e., the Federal National Mortgage Association, or FNMA) is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. Government.

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Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veteran Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans") or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal and interest on certificates that are based on and backed by a pool of FHA Loans, VA Loans or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Ginnie Mae certificate represents a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans;
(ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one to four-family housing units.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage-backed securities (discussed above) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a

"REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.


     STRIPPED MORTGAGE-BACKED SECURITIES. Stripped Mortgage-Backed Securities ("SMBSs") are multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. In some cases, one class will receive all of the interest ("interest-only" or "IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of repayment decreases. The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and significant changes in the rate of principal repayments will have a corresponding effect on the SMBSs' yield to maturity.


     CREDIT ENHANCEMENT. Mortgage related securities are often backed by a pool of assets representing the obligations of a number of parties. To lessen the effect of failure by obligors on underlying assets to make payments, these securities may have various types of credit support. Credit support falls into two primary categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage related securities for which third party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could decline in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

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Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

REPURCHASE AGREEMENTS. Repurchase Agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase Agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase Agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the Repurchase Agreement, and this value is maintained during the term of the agreement. These securities are held by the Fund's custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase Agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

It is the current policy of the Large Cap Relative Value Portfolio not to invest at the time of purchase more than 5% of its net assets in securities subject to repurchase agreements.

Pursuant to an order issued by the SEC, the Portfolios may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis with other investment companies advised by Morgan Stanley Investment Management. By entering into Repurchase Agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each Portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on that Portfolio's percentage share in the total Repurchase Agreement.


MUNICIPALS. Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.


The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

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Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.


Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Portfolios will meet the quality criteria set out in the Prospectus for the Portfolios.


The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and S&P represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings, may have the same yield. It will be the responsibility of Morgan Stanley Investment Management to appraise independently the fundamental quality of the bonds held by the Portfolios.

Municipal bonds are sometimes purchased on a "when-issued" basis, meaning the Portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolios to achieve their investment objectives. In that event, the Fund's Directors and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a Portfolio to achieve its investment objective. In that event, the Fund's Directors and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

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The Portfolios eligible to purchase municipal bonds may also purchase bonds the income on which is subject to the alternative minimum tax ("AMT bonds"). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

ASSET-BACKED SECURITIES. Asset-Backed Securities ("Asset-Backeds") are securities collateralized by shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral underlying Asset-Backeds tends to have prepayment rates that usually do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments (on automobile loans and other collateral) will alter the cash flow on Asset-Backeds and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. The maturity of Asset-Backeds will be based on the expected average life of the instrument. In selecting these securities, Morgan Stanley Investment Management will look for those securities that offer a higher yield to compensate for any variation in average maturity.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks represent an ownership interest in the issuer they have many of the characteristics of an Equity Security and are, therefore, included in both the definition of Fixed Income Security and Equity Security.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by Morgan Stanley Investment Management to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Because there is no liquid market for Loan Participations and Assignments, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Loan Participations and Assignments also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio's securities and calculating its net asset value.

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.


TEMPORARY INVESTMENTS. When Morgan Stanley Investment Management believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term Fixed income securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

The Large Cap Relative Value Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Under normal market conditions, no more than 5% of the Portfolio's assets will be invested in cash. Although Morgan Stanley Investment Management can take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede Morgan Stanley Investment Management's ability to protect the Large Cap Relative Value Portfolio's capital during declines in the particular segment of the market to which the Large Cap Relative Value Portfolio's assets are committed.

ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES. Zero Coupon, Pay-In-Kind and Deferred Payment Securities are all types of Fixed income securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Portfolio will not receive cash periodic coupon payments on these securities, the Portfolio may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Portfolio may have to pay taxes on this phantom income, although it has not received any cash payment.


     ZERO COUPONS. Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity

     PAY-IN-KIND SECURITIES. Pay-In-Kind Securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

     DEFERRED PAYMENT SECURITIES. Deferred Payment Securities are securities that remain Zero Coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.


FLOATERS. Floaters are fixed income securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

INVERSE FLOATERS. Inverse floating rate obligations are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. The Portfolios may invest in Eurodollar and Yankee dollar obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Eurodollar and Yankee dollar obligations are subject to the same risks as domestic issues but Eurodollar (and to a limited extent, Yankee dollar) obligations are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FOREIGN INVESTMENT


Investing in foreign securities involves certain special considerations which are not typically associated with investing in the Equity Securities or Fixed income securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although Morgan Stanley Investment Management endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.


Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments may levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Portfolios may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

Morgan Stanley Investment Management considers an issuer to be from a particular country or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in that country or geographic region. By applying these tests, it is possible that a particular company could be deemed to be from more than one country or geographic region.

FOREIGN EQUITY SECURITIES. Foreign Equity Securities are Equity Securities of an issuer in a country other than the United States.


FOREIGN GOVERNMENT FIXED INCOME SECURITIES. Foreign Government Fixed Income Securities are Fixed income securities issued by a government other than the U.S. government or government-related issuer in a country other than the United States.

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FOREIGN CORPORATE FIXED INCOME SECURITIES. Foreign Corporate Fixed Income
Securities are Fixed income securities issued by a private issuer in a country other than the United States.


EMERGING MARKET COUNTRY SECURITIES. An emerging market country security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

RUSSIAN EQUITY SECURITIES. The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian Securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.

In light of the risks described above, a Portfolio will not invest in the Equity Securities of a Russian company unless that issuer's registrar has entered into a contract with the Fund's sub-custodian containing certain protective conditions, including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.


FOREIGN CURRENCY TRANSACTIONS. The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolios also may manage their foreign currency transactions by entering into forward foreign currency exchange contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives" below.


Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, Morgan Stanley Investment Management believes that it is important to have the flexibility to use such derivative products when it determines that it is in the best interests of a Portfolio. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

     FOREIGN CURRENCY WARRANTS. Portfolios may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

     PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some foreign currency risk).


BRADY BONDS. Brady Bonds are Fixed income securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. A Portfolio will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.


INVESTMENT FUNDS. Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds that have been specifically authorized. A Portfolio may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

EUROPEAN CURRENCY TRANSITION. On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "Euro" and each member's local currency became a denomination of the Euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain) has replaced its local currency with the Euro effective January 1, 2002.

The transition to the Euro may continue to have an effect on the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro may have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

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OTHER SECURITIES

LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its investment securities to qualified institutional investors that need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (I.E., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Morgan Stanley Investment Management to be of good standing and when, in the judgment of Morgan Stanley Investment Management, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a Portfolio may be required to bear the expenses of registration.


As a general matter, a Portfolio may not invest more than 15% (10% for the Large Cap Relative Value, Money Market and Municipal Money Market Portfolios) of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933 (the "1933 Act") ("Rule 144A Securities") and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-Issued and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. An increase in the percentage of the Portfolio's assets committed to the purchase of

                                       31
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securities on a When-Issued or Delayed Delivery basis may increase the volatility of its net asset value. When a Portfolio agrees to purchase When-Issued or Delayed Delivery Securities, it will earmark or segregate cash or liquid securities in an amount equal to the Portfolio's commitment to purchase these securities.

BORROWING FOR INVESTMENT PURPOSES. Borrowing for investment purposes creates leverage which is a speculative characteristic. Portfolios authorized to borrow will do so only when Morgan Stanley Investment Management believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. Each Portfolio that engages in borrowing expects that all of its borrowing will be made on a secured basis. The Portfolio will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.


TEMPORARY BORROWING. Each Portfolio is permitted to borrow from banks in an amount up to 10% of its total assets for extraordinary or emergency purposes, except that the Emerging Markets Debt, the Latin American and the Technology Portfolios may borrow in accordance with fundamental investment limitation number (5) below. For example, the Portfolios may borrow for temporary defensive purposes or to meet shareholder redemptions when Morgan Stanley Investment Management believes that it would not be in the best interests of a Portfolio to liquidate portfolio holdings. Each Portfolio (other than the Emerging Markets Debt and the Technology Portfolios) will not purchase additional securities while temporary borrowings exceed 5% of its total assets.


The Board of Directors of the Fund has approved procedures whereby the Portfolios together with other investment companies advised by Morgan Stanley Investment Management or its affiliates may enter into a joint line of credit arrangement with a bank. Each Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.

REVERSE REPURCHASE AGREEMENTS. Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will earmark cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in Reverse Repurchase Agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

SHORT SALES. A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (I.E., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the Portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. If Morgan Stanley Investment Management incorrectly predicts that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short

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sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

STRUCTURED INVESTMENTS. Each Portfolio may invest in Structured Investments. Structured Investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a Structured Investment or at maturity of a Structured Investment is not fixed, but is based on the price of the underlying security or index. Particular Structured Investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price and volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of Structured Investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured Investments also may trade differently from their underlying securities. Structured Investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of Structured Investments, making high volume trades possible only with discounting.

Structured Investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four of the more common types of Structured Investments that each Portfolio may invest in. The Portfolios may invest in other Structured Investments, including those that may be developed in the future, to the extent that the Structured Investments are otherwise consistent with a Portfolio's investment objective and policies.

     PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a high dividend income than that paid with respect to a company's common stock.

     ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock. The return on ELKS depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of ELKS may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using ELKS over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using ELKS is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

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     LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

     STRUCTURED NOTES. Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. The Portfolios will use Structured Notes to tailor their investments to the specific risks and returns Morgan Stanley Investment Management wishes to accept while avoiding or reducing certain other risks.

DERIVATIVES


The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based on a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Each Portfolio will limit its use of forward foreign currency exchange contracts and other derivative products for non-hedging purposes to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.

The term hedging, generally, means that a Portfolio is using a derivative product as a way to reduce or limit risk. For example, a Portfolio may hedge in order to limit the effects of a change in the value of a particular foreign currency versus the U.S. dollar or a Portfolio could use a portion of its cash to buy securities futures in order to hedge the risk of not being fully invested. The Portfolios also may use certain complex hedging techniques. For example, a Portfolio may use a type of hedge known as a cross hedge or a proxy hedge, where the Portfolio hedges the risk associated with one underlying by purchasing or selling a derivative product with an underlying that is different. There is no limit on the use of forward foreign currency exchange contracts or other derivative products for hedging purposes.


The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market or currency quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when Morgan Stanley Investment Management believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. Except under circumstances where a

                                       34
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segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such derivative transactions.

The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Morgan Stanley Investment Management is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.

Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in further detail below.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT. Forward foreign currency exchange contracts are derivatives which may be used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they establish an exchange rate at a future date. Also, although such contracts can minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.


A Portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the Portfolios may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Portfolio has or expects to have portfolio exposure. Portfolios may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A Portfolio's entry into forward foreign currency exchange contract, as well as any use of cross or proxy hedging techniques will generally require the Portfolio to hold liquid securities or cash equal to the Portfolio's obligations in a segregated account throughout the duration of the contract.


A Portfolio may also combine forward foreign currency exchange contracts with investments in securities denominated in other currencies in order to achieve desired equity, credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing foreign equity or bond, a Portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward foreign currency exchange contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the equity return or credit quality of the U.S. dollar-denominated security.

Forward foreign currency exchange contracts are not traded on contract markets regulated by the SEC or the Commodity Futures Trading Commission ("CFTC"). They are traded through financial institutions acting as market-makers. Portfolios that trade forward foreign currency exchange contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with them.


Forward foreign currency exchange contracts may be traded on foreign exchanges. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

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Currency hedging strategies involve certain other risks as well. There is a risk in adopting a transaction hedge or position hedge to the extent that the value of a security denominated in foreign currency is not exactly matched with a Portfolio's obligation under the forward foreign currency exchange contract. On the date of maturity, a Portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. For proxy hedges, cross hedges or a synthetic position, there is an additional risk in that these transactions create residual foreign currency exposure. When a Portfolio enters into a forward foreign currency exchange contract for purposes of creating a position hedge, transaction hedge, cross hedge or a synthetic security, it will generally be required to hold liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward foreign currency exchange contract.

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of, exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS). The Portfolios may purchase and sell futures contracts, including futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use forward foreign currency exchange contracts which are separately discussed under "Forward Foreign Currency Exchange Contracts." These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will uses these products only as

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permitted by applicable laws and regulations. Some of the ways in which the
Portfolios may use futures contracts, forward contracts and related options follow.

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging markets. The nature of the strategies adopted by Morgan Stanley Investment Management, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to lock in rates or to adjust their exposure to a particular currency.

The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes. The Portfolios may also use futures contracts to gain exposure to an entire market (E.G., stock index futures) or to control their exposure to changing foreign currency exchange rates.

Gains and losses on futures contracts, forward contracts and related options depend on Morgan Stanley Investment Management's ability to predict correctly the direction of movement of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the changes in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. A Portfolio will seek to minimize the risk by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such contracts.


The CFTC recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment manager to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Fund, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act and, therefore, is not subject to the registration and regulatory requirements of the Commodity Exchange Act. Therefore, there are no limitations on the extent to which a Portfolio may engage in non-hedging transactions involving futures and options thereon except as set forth in a Portfolio's prospectus or SAI. There is no overall limitation on the percentage of a Portfolio's net assets which may be subject to a hedging position.


OPTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on exchanges or over-the-counter markets.

Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.

By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by Morgan Stanley Investment Management and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

SWAPS, CAPS, COLLARS AND FLOORS. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor in not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.

Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, I.E., nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies under the agreements related to the transaction.


     CREDIT DEFAULT SWAPS. The Emerging Markets Debt Portfolio may enter into credit default swap contracts for hedging purposes or to add leverage to the Portfolio. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its Portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.


The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

Each current Portfolio has adopted the following restrictions, which are fundamental policies and may not be changed without the approval of the lesser of: (i) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

     (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities), and except that the Gold Portfolio may invest in gold bullion in accordance with its investment objectives and policies;

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (4) except with respect to the Asian Real Estate, China Growth, Emerging Markets, Emerging Markets Debt, European Real Estate, Focus Equity, Global Franchise, International Magnum, Latin American, MicroCap, Technology and U.S. Real Estate Portfolios, with respect to 75% of its total assets (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

     (5) issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), except that each of the Emerging Markets Debt and Latin American Portfolios may borrow from banks and other entities, and the Technology Portfolio may borrow from banks, in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objectives and policies;

     (6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;


     (7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Portfolio or the Municipal Money Market Portfolio) instruments issued by U.S. Banks, except that
(i) the Latin American Portfolio may invest more than 25% of its total assets in securities of companies involved in the telecommunications industry or financial services industry; (ii) the Gold Portfolio will invest more than 25% of its total assets in securities of companies in the group of industries involved in gold-related or precious-metals-related activities, as described in its prospectus, and may invest more than 25% of its total assets in one or more of the industries that are a part of such group of industries, as described in its prospectus; (iii) each of the Asian Real Estate, European Real Estate and U.S. Real Estate Portfolios will invest more than 25% of its total assets in the Asian, European and U.S. real estate industries, respectively, as described in their Prospectuses; and (iv) the Technology Portfolio will invest more than 25% of its assets in securities of companies in the technology or technology-related industries; and


     (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

NON-FUNDAMENTAL LIMITATIONS

In addition, each current Portfolio of the Fund has adopted the following non-fundamental investment limitations, which may be changed by the Board without shareholder approval. Each current Portfolio of the Fund will not:

     (1) purchase on margin or sell short, except (i) that the Emerging Markets Debt and Latin American Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; (ii) that each Portfolio, except the Money Market and Municipal Money Market Portfolios, may enter into option transactions and futures contracts as described in its Prospectus; and (iii) as specified above in fundamental investment limitation number (1) above;

     (2) except for the Asian Real Estate, European Real Estate and U.S. Real Estate Portfolios, invest in real estate limited partnership interests, and the Asian Real Estate, European Real Estate and U.S. Real Estate Portfolios may not invest in such interests that are not publicly traded;


     (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder; and (iii) in the case of the Large Cap Relative Value Portfolio, will not lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements; and

     (4) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets (including, in each case, the amount borrowed less liabilities (other than borrowings)(or in the case of the Large Cap Relative Value Portfolio up to 5% of the total net assets taken at cost and may pledge up to 15% of its total assets taken at cost)), or purchase securities while borrowings exceed 5% of its total assets, except that (i) the Emerging Markets Debt Portfolio may borrow in accordance with fundamental investment limitation number (5) above and (ii) the Emerging Markets Debt and the Technology Portfolios may purchase securities while borrowings exceed 5% of its total assets, provided that the sole purpose of such borrowings is to honor redemption requests.


     Whether diversified or non-diversified, each Portfolio will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). Prior to the close of each quarter (or within 30 days thereafter), the Portfolio's holdings may be less diversified and are not required to satisfy any diversification test.




In accordance with fundamental investment limitation number (7), the Latin American Portfolio will only invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issuers in such industries, the Portfolio's ability to achieve its investment objective would, in light of the investment policies and limitations, be materially adversely affected if the Portfolio was not able to invest greater than 25% of its total assets in such industries. As stated in the Prospectus, the Board of Directors has made the foregoing determination and, accordingly, the Latin American Portfolio will invest between 25% and 50% of its assets in securities of issuers engaged in the telecommunications industry.

The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

                               PURCHASE OF SHARES


You may purchase shares of each Portfolio on any day the New York Stock Exchange ("NYSE") is open. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares. The International Equity Portfolio is currently closed to new investors with the exception of certain Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co.") customers, employees of Morgan Stanley & Co. and its affiliates, certain tax-qualified retirement plans and other investment companies advised by Morgan Stanley Investment Management and its affiliates. With respect to the Technology Portfolio, as of April 30, 2004, the Fund is no longer offering shares to new investors. The China Growth, Gold, Large Cap Relative Value, MicroCap, Mortgage-Backed Securities, Municipal Bond and U.S. Equity Plus Portfolios currently are not operational.

Shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund or its designee of a purchase order as described under "Methods of Purchase" and "Investment through Financial Intermediaries." Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio Shares of equal value. CLASS B SHARES OF THE MONEY MARKET PORTFOLIO ARE AVAILABLE FOR PURCHASE ONLY THROUGH FINANCIAL INTERMEDIARIES (AS DISCUSSED BELOW) THAT HAVE MADE ARRANGEMENTS WITH THE FUND. The net asset value per share of each Portfolio is calculated on days that the NYSE is open for business. Net asset value per share is determined (i) for each non-money market Portfolio, as of the close of trading of the NYSE (normally 4:00 p.m. Eastern
Time); (ii) for the Money Market Portfolio, as of 12:00 noon Eastern Time; and
(iii) for the Municipal Money Market Portfolio, as of 11:00 a.m. Eastern Time (for each Portfolio, the "Pricing Time").

MINIMUM INVESTMENT


The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each non-money market Portfolio, except that the minimum initial investment is $250,000 for Class A shares and $50,000 for Class B shares of the Technology Portfolio. The minimum initial investment is $100,000 for Class A shares of each money market Portfolio. There is no minimum initial investment for Class B shares of the Money Market Portfolio. Currently, the Money Market Class B shares are not being sold. These minimums may be waived at Morgan Stanley Investment Management's discretion for: certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"); certain accounts managed by Morgan Stanley Investment Management and its affiliates ("Managed Accounts"); and certain employees and customers of Morgan Stanley & Co. and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.


METHODS OF PURCHASE


You may purchase shares directly from the Fund by Federal Funds wire, by bank wire or by check; however, on days that the NYSE is open but the custodian bank is closed, you may only purchase shares by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with the Fund. Some Financial Intermediaries may charge an additional service or transaction fee (see also "Investment through Financial Intermediaries.") If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and JPMorgan Chase Bank ("JPMorgan Chase") are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps.


     1. Complete and sign an Account Registration Form and mail it to the address shown thereon.

     2. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.

     3. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:


          JPMorgan Chase Bank
          270 Park Avenue
          New York, New York 10017
          ABA# 021000021

          DDA# 910-2-733293
          Attn: Morgan Stanley Institutional Fund, Inc.
          Subscription Account
          Ref: (Portfolio name, your account number, your account name, your confirmation number)
          Please call the Fund at 1-800-548-7786 prior to wiring funds.

When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the regular close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time) the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the regular close of the FFWCC will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into agreements with the Fund pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares the following business day.

BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and the bank handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.

CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [Portfolio name]" to:


          Morgan Stanley Institutional Fund, Inc.
          c/o JPMorgan Investor Services Co.
          P.O. Box 182913
          Columbus, OH  43218-2913


The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt.

INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund so that an investor may purchase or redeem shares at the net asset value per share next determined after the Financial Intermediary receives the share order. In other instances, the Fund has also authorized such Financial Intermediaries to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf at the share price next determined after such designees receive the share order. Under these arrangements, the Fund will be deemed to have received a purchase or redemption order when the Financial Intermediary or, if applicable, a Financial Intermediary's authorized designee, receives the share order from an investor.


ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio. The minimum additional investment may be lower for certain accounts described above under "Minimum Investment." For additional purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions 2 and 3 under "Federal Funds Wire" above.

CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares of a non-money market Portfolio falls below $500,000 ($250,000 for the Technology Portfolio), but remains at or above $100,000 ($50,000 for the Technology Portfolio), because of shareholder redemption(s), and if the account value remains below $500,000 ($250,000 for the Technology Portfolio), but remains at or above $100,000 ($50,000 for the Technology Portfolio) for a continuous 60-day period, the Class A shares in such account may, at the Adviser's discretion, convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. Conversion to Class B may result in holding a share class with higher fees. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder. Shareholders will be notified prior to any such conversion.

CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares of a non-money market Portfolio increases to $500,000 or more ($250,000 for the Technology Portfolio), whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Conversions of Class B shares to Class A shares are processed on the last business day of each month. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to accounts containing Class A shares described above.

INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 ($50,000 for the Technology Portfolio), because of shareholder redemption(s), and if the account value remains below $100,000 ($50,000 for the Technology Portfolio) for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

                              REDEMPTION OF SHARES

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as determined by the SEC as a result of which it is not practicable for a Portfolio to dispose of securities it owns, or fairly to determine the value of its assets; and (iii) for such other periods as the SEC may permit.


Class A shares of each Portfolio and Class B shares of each Portfolio, if offered, may be redeemed at any time at the net asset value per share next determined after receipt by the Fund or its designee of a redemption order as described under "Methods of Redemption" and "Investment through Financial Intermediaries," which may be more or less than the purchase price of your shares. Shares of the Active International Allocation, Asian Real Estate, Emerging Markets, Emerging Markets Debt, European Real Estate, European Value Equity, Global Franchise, Global Value Equity, International Equity, International Magnum, International Small Cap and Japanese Value Equity Portfolios redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. The redemption fee does not apply to Portfolio shares acquired through reinvestment of dividends or distributions. See each Prospectus for additional information about redeeming shares of a Portfolio.

METHODS OF REDEMPTION

You may redeem shares directly from the Fund or through the Distributor by mail or by telephone. HOWEVER, SHARES PURCHASED THROUGH A FINANCIAL INTERMEDIARY MUST BE REDEEMED THROUGH A FINANCIAL INTERMEDIARY. Certain Financial Intermediaries may charge an additional service or transaction fee.


BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Co., P.O. Box 182913, Columbus, Ohio 43218-2913 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o JPMorgan Investor Services Co., 3435 Stelzer Road, Columbus, Ohio 43219.


"Good order" means that the request to redeem shares must include the following:

     1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     2.   Any required signature guarantees; and

     3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.

BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transactions requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests. These redemptions may be processed in the same way as purchases made through Financial Intermediaries, as described above.

FURTHER REDEMPTION INFORMATION

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable SEC rules. Shareholders may incur brokerage charges on the sale of securities received from a distribution-in-kind.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to commit to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in portfolio securities or in cash, as the Board of Directors may deem advisable as being in the best interests of the Fund. If redemptions are paid in portfolio securities, such securities will be valued as set forth under "Valuation of Shares." Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (i) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (ii) share transfer requests. An "eligible guarantor institution" may include a bank, a trust company, a credit union or savings and loan association, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors. The signature guarantees must appear either: (i) on the written request for redemption; (ii) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (iii) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                          ACCOUNT POLICIES AND FEATURES

TRANSFER OF SHARES

Shareholders may transfer Portfolio shares to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. It may not be possible to transfer shares purchased through a Financial Intermediary. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of a Portfolio's shares and may result in involuntary conversion or redemption of such shares. Under certain circumstances, the person who receives the transfer may be required to complete a new Account Registration Form.

VALUATION OF SHARES

The net asset value per share of a class of shares of each of the non-money market Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less all liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of a Portfolio. Net asset value per share of the non-money market Portfolios is determined as of the close of the NYSE (normally 4:00 p.m. Eastern
Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities are generally valued at their market value.

In the calculation of a Portfolio's net asset value: (1) an equity portfolio security listed or traded on the NYSE or American Stock Exchange, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the NASDAQ Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; and (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day. When market quotations are not readily available, including circumstances under which it is determined by the Adviser or Sub-Adviser that the sale price, the bid price or the mean between the last reported bid and asked price are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Directors determine such does not reflect the securities' market value, in which case these securities will be valued at their fair market value as determined by the Directors.

Certain of a Portfolio's securities may be valued by an outside pricing service approved by the Board. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest price published by the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Portfolio's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.


Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares.

The net asset value per share of each of the Money Market and Municipal Money Market Portfolios is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio's investments and other assets and dividing the result by the total number of outstanding shares of the Portfolio. The net asset value per share of the Money Market and Municipal Money Market Portfolios are determined as of 12:00 noon. and 11:00 a.m. (Eastern Time), respectively, on the days on which the NYSE is open. For purposes of calculating each money market Portfolio's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by the amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS


The Board of the Fund consists of nine Directors. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP (the "Institutional Funds") and all of the funds advised by Morgan Stanley Investment Advisors Inc. (the "Retail Funds"). Seven Directors have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These Directors are the non "Interested Persons" of the Fund as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The other two Directors (the "Management Directors") are affiliated with the Adviser.

The Independent Directors of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Director (as of December 31, 2003) and other directorships, if any, held by the Directors, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment advisor that is an affiliated person of the Adviser (including but not limited to Morgan Stanley Investment Advisors Inc.).



                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                                                                       FUND
                                   POSITION(S)   LENGTH OF                                            COMPLEX           OTHER
NAME, AGE AND ADDRESS OF            HELD WITH      TIME     PRINCIPAL OCCUPATION(S) DURING PAST 5   OVERSEEN BY      DIRECTORSHIPS
INDEPENDENT DIRECTOR                REGISTRANT   SERVED(1)                YEARS(2)                    DIRECTOR    HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Michael Bozic (63)                 Director     Since July  Private Investor; Director or Trustee  208            Director of
c/o Kramer Levin Naftalis &                     2003        of the Retail Funds (since April                      Weirton Steel
Frankel LLP                                                 1994) and the Institutional Funds                     Corporation.
Counsel to the Independent                                  (since July 2003); formerly Vice
Directors 919 Third Avenue                                  Chairman of Kmart Corporation
New York, NY                                                (December 1998-October 2000),
                                                            Chairman and Chief Executive Officer
                                                            of Levitz Furniture Corporation
                                                            (November 1995-November 1998) and
                                                            President and Chief Executive Officer
                                                            of Hills Department Stores (May
                                                            1991- July 1995); formerly variously
                                                            Chairman, Chief Executive Officer,
                                                            President and Chief Operating

                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                                                                       FUND
                                   POSITION(S)   LENGTH OF                                            COMPLEX           OTHER
NAME, AGE AND ADDRESS OF            HELD WITH      TIME     PRINCIPAL OCCUPATION(S) DURING PAST 5   OVERSEEN BY      DIRECTORSHIPS
INDEPENDENT DIRECTOR                REGISTRANT   SERVED(1)                YEARS(2)                    DIRECTOR    HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
                                                            Officer (1987-1991) of the Sears
                                                            Merchandise Group of Sears Roebuck &
                                                            Co.

Edwin J. Garn (71)                 Director     Since July  Director or Trustee of the Retail      208            Director of
c/o Summit Ventures LLC                         2003        Funds (since January 1993) and the                    Franklin Covey
1 Utah Center                                               Institutional Funds (since July                       (time management
201 S. Main Street                                          2003); member of the Utah Regional                    systems), BMW
Salt Lake City, UT                                          Advisory Board of Pacific Corp.;                      Bank of North
                                                            formerly United States Senator (R-                    America, Inc.
                                                            Utah) (1974-1992) and Chairman,                       (industrial loan
                                                            Senate Banking Committee (1980-1986),                 corporation),
                                                            Mayor of Salt Lake City, Utah                         United Space
                                                            (1971-1974), Astronaut, Space Shuttle                 Alliance (joint
                                                            Discovery (April 12-19, 1985), and                    venture between
                                                            Vice Chairman, Huntsman Corporation                   Lockheed Martin
                                                            (chemical company).                                   and the Boeing
                                                                                                                  Company) and
                                                                                                                  Nuskin Asia
                                                                                                                  Pacific
                                                                                                                  (multilevel
                                                                                                                  marketing);
                                                                                                                  member of the
                                                                                                                  boards of
                                                                                                                  various civic
                                                                                                                  and charitable
                                                                                                                  organizations.

Wayne E. Hedien (70)               Director     Since July  Retired; Director or Trustee of the    208            Director of The
c/o Kramer Levin Naftalis &                     2003        Retail Funds (since September 1997)                   PMI Group Inc.
Frankel LLP                                                 and the Institutional Funds (since                    (private
Counsel to the Independent                                  July 2003); formerly associated with                  mortgage
Directors                                                   the Allstate Companies (1966-1994),                   insurance);
919 Third Avenue                                            most recently as Chairman of The                      Trustee and Vice
New York, NY                                                Allstate Corporation (March                           Chairman of The
                                                            1993-December 1994) and Chairman and                  Field Museum of
                                                            Chief Executive Officer of its                        Natural History;
                                                            wholly-owned subsidiary, Allstate                     director of
                                                            Insurance Company (July 1989-December                 various other
                                                            1994).                                                business and
                                                                                                                  charitable
                                                                                                                  organizations.

Dr. Manuel H. Johnson (55)         Director     Since July  Senior Partner, Johnson Smick          208            Director of NVR,
c/o Johnson Smick International,                2003        International, Inc., a consulting                     Inc. (home
Inc.                                                        firm; Chairman of the Audit Committee                 construction);
2099 Pennsylvania Avenue N.W.                               and Director or Trustee of the Retail                 Chairman and
Suite 950                                                   Funds (since July 1991) and the                       Trustee of the
Washington, D.C.                                            Institutional Funds (since July                       Financial
                                                            2003); Co- Chairman and a founder of                  Accounting
                                                            the Group of Seven Council (G7C), an                  Foundation
                                                            international economic commission;                    (oversight
                                                            formerly Vice Chairman of the Board                   organization of
                                                                                                                  the Financial
                                                                                                                  Accounting
                                                                                                                  Standards

                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                                                                       FUND
                                   POSITION(S)   LENGTH OF                                            COMPLEX           OTHER
NAME, AGE AND ADDRESS OF            HELD WITH      TIME     PRINCIPAL OCCUPATION(S) DURING PAST 5   OVERSEEN BY      DIRECTORSHIPS
INDEPENDENT DIRECTOR                REGISTRANT   SERVED(1)                YEARS(2)                    DIRECTOR    HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
                                                            of Governors of the Federal Reserve                   Board);
                                                            System and Assistant Secretary of the                 Director
                                                            U.S. Treasury.                                        of RBS
                                                                                                                  Greenwich
                                                                                                                  Capital
                                                                                                                  Holdings
                                                                                                                  (financial
                                                                                                                  holding
                                                                                                                  company).

Joseph J. Kearns (61)              Director     Since       President, Kearns & Associates LLC     209            Director of
PMB754                                          August      (investment consulting); Deputy                       Electro Rent
23852 Pacific Coast Highway                     1994        Chairman of the Audit Committee and                   Corporation
Malibu, CA                                                  Director or Trustee of the Retail                     (equipment
                                                            Funds (since July 2003) and the                       leasing), The
                                                            Institutional Funds (since August                     Ford Family
                                                            1994); previously Chairman of the                     Foundation, and
                                                            Audit Committee of the Institutional                  the UCLA
                                                            Funds (October 2001- July 2003);                      Foundation.
                                                            formerly CFO of the J. Paul Getty
                                                            Trust.

Michael E. Nugent (67)             Director     Since July  General Partner of Triumph Capital,    208            Director of
c/o Triumph Capital, L.P.                       2001        L.P., a private investment                            various business
445 Park Avenue                                             partnership; Chairman of the                          organizations.
New York, NY                                                Insurance Committee and Director or
                                                            Trustee of the Retail Funds (since
                                                            July 1991) and the Institutional
                                                            Funds (since July 2001); formerly
                                                            Vice President, Bankers Trust Company
                                                            and BT Capital Corporation
                                                            (1984-1988).

Fergus Reid (71)                   Director     Since June  Chairman of Lumelite Plastics          209            Trustee and
85 Charles Colman Blvd.                         1992        Corporation; Chairman of the                          Director of
Pawling, NY                                                 Governance Committee and Director or                  certain
                                                            Trustee of the Retail Funds (since                    investment
                                                            July 2003) and the Institutional                      companies in the
                                                            Funds (since June 1992).                              JPMorgan Funds
                                                                                                                  complex managed
                                                                                                                  by JPMorgan
                                                                                                                  Investment
                                                                                                                  Management Inc.


----------

(1) This is the earliest date the Director began serving the Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

(2) The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds, as applicable.

MANAGEMENT DIRECTORS

The Directors who are affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Director (as of December 31, 2003) and the other directorships, if any, held by the Director, are shown below.



                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                                                                   FUND COMPLEX        OTHER
                                   POSITION(S)  LENGTH OF                 PRINCIPAL                 OVERSEEN BY     DIRECTORSHIPS
NAME, AGE AND ADDRESS OF            HELD WITH      TIME           OCCUPATION(S) DURING PAST          MANAGEMENT       HELD BY
MANAGEMENT DIRECTOR                REGISTRANT   SERVED (3)               5 YEARS (4)                  DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Charles A. Fiumefreddo (71)        Chairman of  Since July  Chairman and Director or Trustee of         208       None.
c/o Morgan Stanley Trust           the Board    2003        the Retail Funds (since July 1991)
Harborside Financial Center,       and                      and the Institutional Funds (since
Plaza Two,                         Director                 July 2003); formerly Chief Executive
Jersey City, NJ                                             Officer of the Retail Funds (until
                                                            September 2002).

James F. Higgins (56)              Director     Since July  Director or Trustee of the Retail           208       Director of AXA
c/o Morgan Stanley Trust                        2003        Funds (since June 2000) and the                       Financial, Inc.
Harborside Financial Center,                                Institutional Funds (since July 2003);                and The
Plaza Two,                                                  Senior Advisor of Morgan Stanley                      Equitable Life
Jersey City, NJ                                             (since August 2000); Director of                      Assurance
                                                            Morgan Stanley Distributors Inc. and                  Society of the
                                                            Dean Witter Realty Inc;  previously                   United States
                                                            President and Chief Operating Officer                 (financial
                                                            of the Private Client Group of Morgan                 services).
                                                            Stanley (May 1999-August 2000), and
                                                            President and Chief Operating Officer
                                                            of Individual Securities of Morgan
                                                            Stanley (February 1997-May 1999).


--------------------

(3) This is the date the Director began serving the Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

(4) The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds, as applicable.

                                        POSITION(S)
NAME, AGE AND ADDRESS                    HELD WITH                                              PRINCIPAL OCCUPATION(s)
OF EXECUTIVE OFFICER                     REGISTRANT           LENGTH OF TIME SERVED*             DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------------------
Mitchell M. Merin (50)             President                  Since July 2003            President and Chief Operating Officer
1221 Avenue of the Americas                                                              of Morgan Stanley Investment Management
New York, NY                                                                             Inc.; President, Director and Chief
                                                                                         Executive Officer of Morgan Stanley
                                                                                         Investment Advisors, Inc. and Morgan
                                                                                         Stanley Services Company Inc.; Chairman
                                                                                         and Director of Morgan Stanley
                                                                                         Distributors Inc.; Chairman and
                                                                                         Director of Morgan Stanley Trust;
                                                                                         Director of various Morgan Stanley
                                                                                         subsidiaries; President of the
                                                                                         Institutional Funds (since July 2003)
                                                                                         and President of the Retail Funds
                                                                                         (since May 1999); Trustee (since July
                                                                                         2003) and President (since December
                                                                                         2002) of the Van Kampen Closed-End
                                                                                         Funds; Trustee (since May 1999) and
                                                                                         President (since October 2002) of the
                                                                                         Van Kampen Open-End Funds.

Barry Fink (49)                    Vice President             Since July 2003            General Counsel (since May 2000) and
1221 Avenue of the Americas                                                              Managing Director (since December 2000)
New York, NY                                                                             of Morgan Stanley Investment
                                                                                         Management; Managing Director (since
                                                                                         December 2000), Secretary (since
                                                                                         February 1997) and Director (since July
                                                                                         1998) of Morgan Stanley Investment
                                                                                         Advisors Inc. and Morgan Stanley
                                                                                         Services Company Inc.; Vice President
                                                                                         and General Counsel of the Retail
                                                                                         Funds; Assistant Secretary of Morgan
                                                                                         Stanley DW Inc.; Vice President of the
                                                                                         Institutional Funds (since July 2003);
                                                                                         Managing Director, Secretary and
                                                                                         Director of Morgan Stanley Distributors
                                                                                         Inc.; previously Secretary of the
                                                                                         Retail Funds (February 1997- July 2003)
                                                                                         and Vice President and Assistant
                                                                                         General Counsel of Morgan Stanley
                                                                                         Investment Advisors Inc. and Morgan
                                                                                         Stanley Services Company Inc. (February
                                                                                         1997- December 2001).

Ronald E. Robison (65)             Executive Vice             Since July 2003            Principal Executive Officer--Office of
1221 Avenue of the Americas        President and Principal                               the Funds
New York, NY                       Executive

                                        POSITION(S)
NAME, AGE AND ADDRESS                    HELD WITH                                       PRINCIPAL OCCUPATION(S)
OF EXECUTIVE OFFICER                     REGISTRANT           LENGTH OF TIME SERVED*      DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------------------
                                   Officer                                               (since November 2003); Managing
                                                                                         Director of Morgan Stanley & Co.
                                                                                         Incorporated; Managing Director of
                                                                                         Morgan Stanley; Managing Director,
                                                                                         Chief Administrative Officer and
                                                                                         Director of Morgan Stanley Investment
                                                                                         Advisors Inc. and Morgan Stanley
                                                                                         Services Company Inc.; Chief Executive
                                                                                         Officer and Director of Morgan Stanley
                                                                                         Trust; Managing Director and Director
                                                                                         of Morgan Stanley Distributors Inc.;
                                                                                         Executive Vice President and Principal
                                                                                         Executive Officer of the Retail Funds
                                                                                         (since April 2003) and the
                                                                                         Institutional Funds (since July 2003);
                                                                                         previously President and Director of
                                                                                         the Institutional Funds (March 2001 -
                                                                                         July 2003) and Chief Global Operations
                                                                                         Officer and Managing Director of Morgan
                                                                                         Stanley Investment Management Inc.

Joseph J. McAlinden (61)           Vice President             Since July 2003            Managing Director and Chief Investment
1221 Avenue of the Americas                                                              Officer of Morgan Stanley Investment
New York, NY                                                                             Advisors Inc. and Morgan Stanley
                                                                                         Investment Management Inc.; Director of
                                                                                         Morgan Stanley Trust; Chief Investment
                                                                                         Officer of the Van Kampen Funds; Vice
                                                                                         President of the Institutional Funds
                                                                                         (since July 2003) and the Retail Funds
                                                                                         (since July 1995).

Stefanie V. Chang (37)             Vice President             Since December 1997        Executive Director of Morgan Stanley &
1221 Avenue of the Americas                                                              Co. Incorporated, Morgan Stanley
New York, NY                                                                             Investment Management Inc. and Morgan
                                                                                         Stanley Investment Advisors Inc.; Vice
                                                                                         President of the Institutional Funds
                                                                                         (since December 1997) and the Retail
                                                                                         Funds (since July 2003); formerly
                                                                                         practiced law with the New York law
                                                                                         firm of Rogers & Wells (now Clifford
                                                                                         Chance US LLP).

Mary E. Mullin (37)                Secretary                  Since June 1999            Executive Director of Morgan Stanley &
1221 Avenue of the Americas                                                              Co. Incorporated, Morgan Stanley
New York, NY                                                                             Investment Management Inc. and Morgan
                                                                                         Stanley Investment Advisors Inc.;
                                                                                         Secretary of the Institutional Funds
                                                                                         (since June 1999) and the Retail Funds
                                                                                         (since July 2003); formerly practiced
                                                                                         law with the New York law firms of
                                                                                         McDermott, Will & Emery and Skadden,
                                                                                         Arps,

                                        POSITION(S)
NAME, AGE AND ADDRESS                    HELD WITH                                       PRINCIPAL OCCUPATION(S)
OF EXECUTIVE OFFICER                     REGISTRANT           LENGTH OF TIME SERVED*      DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------------------
                                                                                         Slate, Meagher & Flom LLP.

James Garrett (35)                 Treasurer and Chief        Treasurer since February   Executive Director of Morgan Stanley &
1221 Avenue of the Americas        Financial Officer          2002 and Chief Financial   Co. Incorporated and Morgan Stanley
New York, NY                                                  Officer since July 2003    Investment Management Inc.; Treasurer
                                                                                         and Chief Financial Officer of the
                                                                                         Institutional Funds; previously with
                                                                                         PriceWaterhouse LLP (now
                                                                                         PricewaterhouseCoopers LLP).

Michael Leary (38)                 Assistant Treasurer        Since March 2003           Assistant Director and Vice President
JPMorgan Investor Services Co.                                                           of Fund Administration, JPMorgan
73 Tremont Street                                                                        Investor Services Co. (formerly Chase
Boston, MA                                                                               Global Funds Services Company);
                                                                                         formerly Audit Manager at Ernst & Young
                                                                                         LLP.


----------
* This is the earliest date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.


** The dates referenced below indicating commencement of service as Officer of the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

For each Director, the dollar range of equity securities beneficially owned by the Director in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser, Morgan Stanley Investment Advisors Inc. or Morgan Stanley AIP GP
LP) for the calendar year ended December 31, 2003 is set forth in the table below. Messrs. Bozic, Fiumefreddo, Garn, Hedien, Higgins and Johnson did not serve as Directors of the Fund prior to July 31, 2003.



                                                                               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                 SECURITIES IN ALL REGISTERED
                                                                               INVESTMENT COMPANIES OVERSEEN BY
                                           DOLLAR RANGE OF EQUITY SECURITIES   DIRECTOR IN FAMILY OF INVESTMENT
                                                      IN THE FUND                           COMPANIES
NAME OF DIRECTOR                               (AS OF DECEMBER 31, 2003)            (AS OF DECEMBER 31, 2003)
---------------------------------------------------------------------------------------------------------------
Michael Bozic                                             None                            Over $100,000
Charles A. Fiumefreddo                                    None                            Over $100,000
Edwin J. Garn                                             None                            Over $100,000
Wayne E. Hedien                                           None                            Over $100,000
James F. Higgins                                          None                            Over $100,000
Dr. Manuel H. Johnson                                     None                            Over $100,000
Joseph J. Kearns(1)                                 $50,001-$100,000                      Over $100,000
Michael E. Nugent                                         None                            Over $100,000
Fergus Reid(1)                                        Over $100,000                       Over $100,000


----------

(1) Includes the total amount of compensation deferred by the Director at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan. As of December

     31, 2003, Messrs. Kearns and Reid had deferred a total of $430,361 and $600,512, respectively, pursuant to the deferred compensation plan.

As to each Independent Director and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

As of March 31, 2004, the Directors and Officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.


INDEPENDENT DIRECTORS AND THE COMMITTEES


Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Institutional Funds seek as Independent Directors individuals of distinction and experience in business and finance, government service or academia. These are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds' Boards, such individuals may reject other attractive assignments because the Institutional Funds make substantial demands on their time.] All of the Independent Directors serve as members of the Audit Committee. In addition, three Directors, including two Independent Directors, serve as members of the Insurance Committee, and three Directors, all of whom are Independent Directors, serve as members of the Governance Committee.

The Board of Directors has a separately-designated Audit Committee established in accordance with section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Fund has adopted a formal, written Audit Committee Charter. The Fund's Audit Committee held three meetings during its most recent fiscal year.

The members of the Audit Committee are currently Messrs. Johnson, Bozic, Hedien, Garn, Kearns, Reid and Nugent. Messrs. Johnson, Bozic, Reid, Hedien and Garn were appointed to the Audit Committee on July 31, 2003. None of the members of the Audit Committee is an "interested person," as defined under the 1940 Act (with such disinterested Directors being "Independent Directors" or individually, "Independent Director"). Each Independent Director is also "independent" from each Fund under the listing standards of the New York Stock Exchange, Inc. ("NYSE"). The current Chairman of the Audit Committee is Dr. Manuel H. Johnson.

The Governance Committee consists of Messrs. Reid, Bozic and Garn. The Governance Committee was established on July 31, 2003 and did not hold any meetings during its most recent fiscal year.

The Board of Directors of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Directors on the Fund's Board and on committees of the Board and recommends such qualified individuals for nomination by the Fund's Independent Directors as candidates for election as Independent Directors, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Directors and any Board committees and oversees periodic evaluations of the Fund's Board and its committees.

The members of the Governance Committee Fund are currently Messrs. Reid, Bozic and Garn, each of whom is an Independent Director. The current Chairman of the Governance Committee is Fergus Reid. The Governance Committee was established on July 31, 2003 and did not hold any meetings during its most recent fiscal year.

The Fund does not have a separate nominating committee. While the Governance Committee recommends qualified candidates for nominations as Independent Directors, the Board of Directors believes that the task of nominating prospective Independent Directors is important enough to require the participation of all current Independent Directors, rather than a separate committee consisting of only certain Independent Directors. Accordingly, each current Independent Director participates in the election and nomination of candidates for election as Independent Directors for the Fund. Persons recommended by the Governance Committee as candidates for nomination as Independent Directors are required to possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Directors of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Directors as described below.

There were six meetings of the Board of Directors held during the fiscal year ended December 31, 2003. The Independent Directors of the Fund also met twice during that time, in addition to the six meetings of the full Board. For the 2003 fiscal year, each current Director attended at least seventy-five percent of the aggregate number of meetings of the Board and of any committee on which he served held during the time such Director was a member of the Board. For annual or special shareholder meetings, directors may but are not required to attend the meetings; and for the Fund's last annual shareholder meeting, no directors attended the meeting.

Finally, the Boards have formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. The Insurance Committee was established on July 31, 2003. The Insurance Committee held two meetings during its most recent fiscal year.

ADVANTAGES OF HAVING THE SAME INDIVIDUALS AS INDEPENDENT DIRECTORS FOR THE RETAIL FUNDS AND INSTITUTIONAL FUNDS

The Independent Directors and the funds' management believe that having the same Independent Director for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Directors of these funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on the boards of the Retail Funds and Institutional Funds enhances the ability of each fund to obtain, at modest cost to each, the services of Independent Directors of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Retail Funds and Institutional Funds.

SHAREHOLDER COMMUNICATIONS

Shareholders may send communications to the Board of Directors. Shareholders should send communications intended for the Board by addressing the communication directly to that Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each director previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.


COMPENSATION OF DIRECTORS AND OFFICERS


Effective August 1, 2003, each Independent Director receives an annual retainer fee of $168,000 for serving the Retail Funds and the Institutional Funds. In addition, each Independent Director receives $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year, so that an Independent Director who attended all six meetings would receive total compensation of $180,000 for serving the Funds.. The Chairman of the Audit Committee receives an additional annual retainer fee of $60,000.

Other Committee Chairmen and the Deputy Chairman of the Audit Committee receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Director is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the Funds' portfolios. Mr. Fiumefreddo receives an annual fee for his services as Chairman of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

The Fund also reimburses the Independent Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Fund who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as a Director or officer.

Prior to August 1, 2003, the Fund, together with the other Institutional Funds for which a Director served as Director, paid each Independent Director an annual retainer fee of $75,000, as well as the following additional amounts to Directors for performing certain services: $5,000 annually for performing the duties of Chairman of the Audit Committee; $5,000 annually for performing the duties of Chairman of the Nominating and Compensation Committee; $2,500 for each in-person Board meeting attended; and $1,000 for each telephonic Board meeting attended. Directors who were also officers or affiliated persons of the Adviser received no remuneration from the Fund for their services as Directors. The Fund's officers were paid by the Adviser or its agents.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Plan") which allows each Independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the Plan. At the Director's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The Fund intends that the Deferred Compensation Plan will be maintained at all times on an unfunded basis for federal income tax purposes under the Code. The rights of an eligible Director and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Fund maintained a similar unfunded Deferred Compensation Plan (the "Prior Plan") which also allowed each Independent Director to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Directors throughout the year. The Plan amends and supersedes the Prior Plan and all amounts payable under the Prior Plan are now subject to the terms of the Plan (except for amounts due to be paid during the calendar year 2004 which will remain subject to the terms of the Prior Plan).

The following table shows aggregate compensation paid to the Fund's Directors by the Fund for the fiscal year ended December 31, 2003. Messrs. Bozic, Fiumefreddo, Garn, Hedien, Johnson and Higgins began serving as Directors of the Institutional Funds on July 31, 2003.



                                                                        AGGREGATE COMPENSATION FROM FUND
NAME OF DIRECTOR                                                          (AS OF DECEMBER 31, 2003)(5)
--------------------------------------------------------------------------------------------------------
Michael Bozic(1),(4)                                                              $     6,189
Charles A. Fiumefreddo*,(2)                                                       $     7,648
Edwin J. Garn (1),(4)                                                             $     6,189
Wayne E. Hedien(1),(2)                                                            $     6,189
James F. Higgins*                                                                 $         0
Manuel H. Johnson(1)                                                              $     8,278
Joseph J. Kearns(1),(5)                                                           $    43,038
Michael E. Nugent(1),(2),(3)                                                      $    24,652
Fergus Reid(1) (3) (4)                                                            $    25,541


----------


(*) Directors Messrs. Fiumefreddo and Higgins are deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act.

(1) Member of the Audit Committee. Dr. Johnson is the Chairman of the Audit Committee, and Mr. Kearns is the Deputy Chairman of the Audit Committee.

(2) Member of the Insurance Committee. Mr. Nugent is the Chairman of the Insurance Committee.

(3) Formerly a member of the Nominating/Compensation Committee which was dissolved effective July 31, 2003.

(4) Member of the Governance Committee. Mr. Reid is the Chairman of the Governance Committee.

(5) Includes amounts deferred at the election of Directors under the Prior Plan. The total amount of deferred compensation (including interest) payable or accrued by Mr. Kearns is $17,901.

The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund Complex (which includes all of the Retail and Institutional Funds) for the calendar year ended December 31, 2003. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this table are presented on a calendar year basis. Messrs. Bozic, Fiumefreddo, Garn, Hedien, Johnson and Higgins began serving as Directors of the Institutional Funds on July 31, 2003, and served as Directors of the Retail Funds during the calendar year ended December 31, 2003. Messrs. Kearns and Reid began serving as Directors of the Retail Funds on July 31, 2003, and served as Directors of the Institutional Funds during the calendar year ended December 31, 2003. Mr. Nugent served as Director of both the Institutional Funds and the Retail Funds during the calendar year ended December 31, 2003.



                       CASH COMPENSATION FROM FUND COMPLEX

                                           NUMBER OF PORTFOLIOS IN THE FUND       TOTAL COMPENSATION FROM THE FUND
                                            COMPLEX FROM WHICH THE DIRECTOR         COMPLEX PAYABLE TO DIRECTORS
NAME OF DIRECTOR                                 RECEIVED COMPENSATION              (AS OF DECEMBER 31, 2003) (1)
-------------------------------------------------------------------------------------------------------------------
Michael Bozic                                             208                               $   164,400
Charles A. Fiumefreddo                                    208                               $   360,000
Edwin J. Garn                                             208                               $   164,400
Wayne E. Hedien                                           208                               $   164,300
James F. Higgins                                          208                               $         0
Manuel H. Johnson                                         208                               $   228,213
Joseph J. Kearns (1)                                      209                               $   166,710
Michael Nugent                                            208                               $   277,441
Fergus Reid (1)                                           209                               $   149,299


----------

(1) Includes amounts deferred at the election of Directors under the Prior Plan. The total amount of deferred compensation (including interest) payable or accrued by Mr. Kearns is $430,361.

Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds") had adopted a retirement program under which an Independent Director who retired after serving for at least five years as an Independent Director of any such fund (an "Eligible Director") would have been entitled to retirement payments based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Director was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Director's retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund's Independent Directors by the 49 Retail Funds for the calendar year ended December 31, 2003, and the estimated retirement benefits for the Independent Directors from the 49 Retail Funds for each calendar year following retirement. Messrs. Kearns and Reid did not participate in the retirement program.

                                          RETIREMENT BENEFITS ACCRUED AS FUND      ESTIMATED ANNUAL BENEFITS UPON
NAME OF INDEPENDENT DIRECTOR                           EXPENSES                            RETIREMENT (1)
-----------------------------------------------------------------------------------------------------------------
                                                 BY ALL ADOPTING FUNDS                 FROM ALL ADOPTING FUNDS
-----------------------------------------------------------------------------------------------------------------
Michael Bozic                                       $    19,842                            $    47,838
Edwin J. Garn                                       $    35,306                            $    47,877
Wayne E. Hedien                                     $    38,649                            $    40,839
Dr. Manuel H. Johnson                               $    20,125                            $    70,050
Michael E. Nugent                                   $    36,265                            $    62,646


----------

(1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Director's life.


CODE OF ETHICS

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved Codes of Ethics adopted by Morgan Stanley Investment Management, Morgan Stanley & Co. and each Sub-Adviser (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Directors and officers of the Fund, Morgan Stanley Investment Management, Morgan Stanley & Co. and each Sub-Adviser ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


Morgan Stanley Investment Management is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The principal offices of Morgan Stanley are located at 1585 Broadway, New York, NY 10036, and the principal offices of Morgan Stanley Investment Management are located at 1221 Avenue of the Americas, New York, NY 10020. As of December 31, 2003, Morgan Stanley Investment Management, together with its affiliated asset management companies, had approximately $421 billion in assets under management with approximately $170 billion in institutional assets.


Morgan Stanley Investment Management provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. Pursuant to the Investment Advisory Agreement, Morgan Stanley Investment Management is entitled to receive from the Class A and Class B shares of each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. Morgan Stanley Investment Management has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, Morgan Stanley Investment Management excludes from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Morgan Stanley Investment Management reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion.


The following tables show for each of the Class A and Class B shares (as applicable) of each Portfolio (i) the contractual advisory fee as a percentage of average daily net assets; (ii) the maximum expense ratios for each of the Class A and Class B shares (as applicable) and (iii) the advisory fee paid for each of the past three fiscal years ended December 31, 2001, 2002 and 2003.



                                                                                            ADVISORY FEE PAID
                                                                                      (AFTER VOLUNTARY FEE WAIVERS)
                                                                                   -------------------------------------
                                                                                     YEAR ENDED  YEAR ENDED   YEAR ENDED
                                                          EXPENSE       EXPENSE     DECEMBER 31,  DECEMBER     DECEMBER
                                          CONTRACTUAL       CAP           CAP          2003       31, 2002     31, 2001
PORTFOLIO                                 ADVISORY FEE    CLASS A       CLASS B        (000)        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------
Active International
   Allocation                                 0.65%        0.80%         1.05%       $   1,391    $   1,653    $   2,616
Asian Real Estate                             0.80%        1.00%         1.25%       $       0    $       0    $       0
China Growth*                                 1.25%        1.75%          N/A        $      --    $      --    $      --
Emerging Markets                              1.25%        1.75%         2.00%       $   9,933    $  10,036    $  10,608
Emerging Markets Debt**                       0.75%        1.00%         1.25%       $     417    $     397    $     367
Equity Growth                                 0.60%        0.80%         1.05%       $   3,906    $   4,104    $   6,487
European Real Estate                          0.80%        1.00%         1.25%       $      65    $      42    $      35
European Value Equity                         0.80%        1.00%         1.25%       $      93    $     104    $     317
Focus Equity                                  0.80%        1.00%         1.25%       $     445    $     529    $     820
Global Franchise                              0.80%        1.00%         1.25%       $     322    $     307    $       0
Global Value Equity                           0.80%        1.00%         1.25%       $     433    $     451    $     410
Gold*                                         1.00%         N/A           N/A        $      --    $      --    $      --
International Equity                          0.80%        1.00%         1.25%       $  39,450    $  33,864    $  35,698
International Magnum                          0.80%        1.00%         1.25%       $     424    $     417    $   1,107
International Small Cap                       0.95%        1.15%          N/A        $   5,698    $   3,884    $   3,418
Japanese Value Equity                         0.80%        1.00%         1.25%       $     146    $     135    $     239
Large Cap Relative Value*                      N/A          N/A           N/A        $      --    $      --    $      --
Latin American                                1.10%        1.70%         1.95%       $     214    $     231    $     262
MicroCap*                                     1.25%        1.50%         1.75%       $      --    $      --    $      --
Money Market                                  0.30%        0.55%          N/A        $   3,301    $   5,400    $   9,440
Mortgage-Backed Securities*                   0.35%        0.45%         0.70%       $      --    $      --    $      --
Municipal Bond*                               0.35%        0.45%         0.70%       $      --    $      --    $      --
Municipal Money Market                        0.30%        0.57%          N/A        $   2,385    $   3,433    $   4,332
Small Company Growth                          1.00%        1.10%         1.35%       $   3,850    $   2,405    $   1,752
Technology                                    1.00%        1.25%         1.50%       $     199    $     218    $     602
U.S. Equity Plus*                             0.45%        0.80%         1.05%       $      --    $      --    $      --
U.S. Real Estate                              0.80%        1.00%         1.25%       $   6,421    $   6,355    $   5,157
Value Equity                                  0.50%        0.70%         0.95%       $     571    $     593    $     443


*  Not operational during the fiscal year ended December 31, 2003.


** Effective May 1, 2004, the Adviser has agreed to waive a portion of its fees and/or reimburse expenses if total annual portfolio operating expenses, excluding certain investment related expenses described below, exceed 1.00% for Class A shares and 1.25% for Class B shares of the Emerging Markets Debt Portfolio until such time as the Board of Directors of the Fund determines that such cap is no longer required (prior to May 1, 2004, such percentages were 1.75% for Class A shares and 2.00% for Class B shares of this Portfolio).

Effective May 1, 2004, the Emerging Markets Portfolio's management fee rate changed from 1.25% to the following:



ASSETS                                       FEE
--------------------------------------------------
First $1 billion                             1.25%
Second $2 billion                            1.20%
Over $2 billion                              1.00%

INVESTMENT SUB-ADVISERS

MSIA, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, serves as the investment sub-adviser to the Money Market and Municipal Money Market Portfolios pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. As compensation for managing the day-to-day investments of the Money Market and Municipal Money Market Portfolios, Morgan Stanley Investment Management pays MSIA 40% of the investment advisory fee that Morgan Stanley Investment Management receives from each of those Portfolios (net of applicable fee waivers).


Morgan Stanley Investment Management Limited, with principal offices at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, serves as Sub-Adviser to the Global Franchise, Global Value Equity, International Equity, International Small Cap, European Value Equity and International Magnum Portfolios pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Morgan Stanley Investment Management Company, with principal offices at 23 Church Street, 16-01 Capital Square, Singapore 049481, serves as Sub-Adviser to the International Magnum Portfolio pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. MSIM Company is a wholly-owned subsidiary of Morgan Stanley. Morgan Stanley Asset & Investment Trust Management Co., Limited, located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009, serves as Sub-Adviser to the Japanese Value Equity and International Magnum Portfolios pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. MSAITM is a wholly-owned subsidiary of Morgan Stanley. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund in respect of each of the respective Portfolios. Each investment sub-advisory agreement will continue in effect for an initial term of two years, and thereafter for successive annual periods as long as such continuance is approved in accordance with the 1940 Act.


APPROVAL OF THE ADVISORY AGREEMENTS


In approving the investment advisory agreements, and the investment sub-advisory agreements, the Board of Directors, including the Independent Directors, considered the nature, quality and scope of the services provided by the Adviser and the sub-adviser, the performance, fees and expenses of each Portfolio compared to other similar investment companies, the Adviser's and the sub-adviser's expenses in providing the services, the profitability of the Adviser and the sub-adviser and their affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with each Portfolio. The Independent Directors reviewed reports from third parties and management about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Directors noted their confidence in the capability and integrity of the senior management and staff of the Adviser and the sub-adviser and the financial strength of the Adviser and the sub-adviser and their affiliated companies. The Independent Directors weighed the foregoing factors in light of the advice given to them by legal counsel to the Fund as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Directors, including all of the Independent Directors, determined, in the exercise of its business judgment, that approval of the investment advisory agreement (and the investment sub-advisory agreements with respect to the European Value Equity, Global Franchise, Global Value Equity, International Equity, International Magnum, International Small Cap, Japanese Value Equity, Money Market and the Municipal Money Market Portfolios) was in the best interests of each Portfolio and its shareholders.


PRINCIPAL UNDERWRITER

Morgan Stanley & Co., with principal offices at 1585 Broadway, New York, NY 10036, serves as principal underwriter to the Fund. For information relating to the services provided by Morgan Stanley & Co. see "Distribution of Shares."

FUND ADMINISTRATION

Morgan Stanley Investment Management also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. The Administration Agreement also provides that Morgan Stanley Investment Management, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays Morgan Stanley Investment Management a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio. Morgan Stanley Investment Management may compensate other service providers for performing shareholder servicing and administrative services.


SUB-ADMINISTRATOR. Under an agreement between Morgan Stanley Investment Management and JPMorgan Investor Services Co. ("JPMorgan"), JPMorgan, a corporate affiliate of JPMorgan Chase Bank, provides certain administrative services to the Fund. Morgan Stanley Investment Management supervises and monitors the administrative services provided by JPMorgan. Their services are also subject to the supervision of the officers and Board of Directors of the Fund. JPMorgan provides operational and administrative services to investment companies with approximately $300 billion in assets and having approximately 146,458 shareholder accounts as of December 31, 2003. JPMorgan's business address is 73 Tremont Street, Boston, MA 02108-3913.


CUSTODIAN


JPMorgan Chase, located at 270 Park Avenue, New York, NY 10017, acts as the Fund's custodian. JPMorgan Chase is not an affiliate of the Adviser or the Distributor. In maintaining custody of foreign assets held outside the United States, JPMorgan Chase employs sub-custodians approved by the Board of Directors of the Fund in accordance with regulations of the SEC for the purpose of providing custodial services for such assets.


In the selection of foreign sub-custodians, the Directors or their delegates consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

DIVIDEND DISBURSING AND TRANSFER AGENT


JPMorgan, P.O. Box 182913, Columbus, OH 43218-2913, provides dividend disbursing and transfer agency services for the Fund pursuant to a Sub-Administration Agreement.


INDEPENDENT AUDITORS


Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA, serves as independent auditors for the Fund and audits the annual financial statements of each Portfolio.


FUND COUNSEL


Clifford Chance US LLP, located at 200 Park Avenue, New York, NY 10166, acts as the Fund's legal counsel.


                             DISTRIBUTION OF SHARES

Morgan Stanley & Co., a wholly-owned subsidiary of Morgan Stanley, serves as the Fund's exclusive distributor of Portfolio shares pursuant to a Distribution Agreement. In addition, to promote the sale of Fund shares, the Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio (except the Municipal Money Market and International Small Cap Portfolios which do not offer Class B shares) under Rule 12b-1 of the 1940 Act (each, a "Plan"). Under each Plan, Morgan Stanley & Co. is entitled to receive as compensation from each Portfolio a fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of the

Class B shares. Each Plan is designed to compensate Morgan Stanley & Co. for its services in connection with distributing shares of all Portfolios. Morgan Stanley & Co. may retain any portion of the fees it does not expend in meeting its obligations to the Fund. Morgan Stanley & Co. may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of the Fund. Morgan Stanley & Co. and Morgan Stanley Investment Management also may compensate third parties out of their own assets.


The Plans for the Class B shares were most recently approved by the Fund's Board of Directors, including the Independent Directors, none of whom has a direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on June 5, 2003.

The following table describes the 12b-1 fees paid by each Portfolio with respect to its Class B shares pursuant to the Plan and the distribution-related expenses for each Portfolio with respect to its Class B shares for the fiscal year ended December 31, 2003. To the extent that expenditures on distribution-related activities exceed the fees paid by a Portfolio, the excess amounts were paid by Morgan Stanley Investment Management or Morgan Stanley & Co. out of their own resources.



                                                                                                             12b-1 FEES
                                                 PRINTING AND                                                RETAINED BY
                                     TOTAL        MAILING OF                                                    MORGAN
                                  DISTRIBUTION  PROSPECTUSES TO                                             STANLEY & CO./
                                  (12b-1) FEES    OTHER THAN                                  COMPENSATION  (EXPENDITURES
                                    PAID BY         CURRENT      SHAREHOLDER      SUB-          TO SALES     IN EXCESS OF
         PORTFOLIO                 PORTFOLIO     SHAREHOLDERS     SERVICING    DISTRIBUTION     PERSONNEL    12b-1 FEES)
--------------------------------------------------------------------------------------------------------------------------
Active International Allocation   $     17,732   $      3,441   $       --     $     14,317   $      2,231   $      1,184
Asian Real Estate                 $        600   $      3,433   $       --     $         --   $        261   $        339
Emerging Markets                  $     68,435   $      3,817   $       --     $     61,438   $      3,330   $      3,667
Emerging Markets Debt             $        974   $      3,414   $       --     $         --   $        302   $        659
Equity Growth                     $    426,141   $    160,349   $       --     $    410,928   $      3,940   $     11,273
European Real Estate              $      2,125   $     29,622   $       --     $         --   $      1,377   $        749
European Value Equity             $      2,592   $     12,044   $       --     $         --   $      1,789   $        804
Focus Equity                      $     18,192   $      3,414   $       --     $        738   $     10,577   $      6,835
Global Franchise                  $      5,040   $      3,510   $       --     $         --   $      4,043   $        997
Global Value Equity               $     70,214   $     21,235   $       --     $     67,561   $      1,186   $      1,467
International Equity              $  1,304,070   $     12,044   $       --     $  1,256,556   $     23,616   $     23,898
International Magnum              $     24,842   $      3,441   $       --     $     21,589   $      1,398   $      1,855
Japanese Value Equity             $        713   $      3,414   $       --     $         --   $        563   $        150
Latin American                    $        283   $      3,414   $       --     $         --   $        196   $         87
Small Company Growth              $    763,615   $      3,414   $       --     $    733,883   $      3,167   $     26,565
Technology                        $      6,944   $      3,414   $       --     $      5,275   $      1,037   $        632
U.S. Real Estate                  $    111,808   $      3,414   $       --     $    107,018   $      2,458   $      2,331
Value Equity                      $    148,371   $      3,433   $       --     $    133,951   $      2,121   $     12,299


----------


- No information is provided for the China Growth, Gold Portfolios, Large Cap Relative Value, MicroCap, Mortgage-Backed Securities and U.S. Equity Plus Portfolios because they were not operational during the last fiscal year ended December 31, 2003. No information is provided for the International Small Cap, Money Market and Municipal Money Market Portfolios because they do not offer Class B shares.

REVENUE SHARING

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an additional charge to the Portfolios, to selected affiliated or unaffiliated brokers, dealers or other financial intermediaries ("Intermediaries") in connection with the sale, distribution, retention and/or servicing of shares of the Portfolios. For example, the Adviser or the Distributor may pay additional compensation to Intermediaries for the purpose of promoting the sale of Portfolio shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.
 Such payments are in addition to any distribution-related or transfer agency/shareholder servicing fees that may be payable by the Portfolios or by the Distributor. The additional payments are generally based on current assets or other measures as determined from time to time by the Adviser or Distributor (e.g. gross sales or number of accounts). The amount of these payments, as determined from time to time by the Adviser or the Distributor, may be substantial and may be different for different Intermediaries.

The additional payments currently made to certain affiliated entities of the Adviser or the Distributor ("Affiliated Entities") and Intermediaries include the following annual amounts paid out of the Adviser's or the Distributor's own funds:

(1) With respect to Affiliated Entities, an amount equal to 35% of each Portfolio's net advisory and administrative fees accrued from the average daily net assets of shares of the Portfolio held in the Affiliated Entity's accounts, except for the Money Market Portfolio and the Municipal Money Market Portfolio;

(2) With respect to Affiliated Entities, for sales of shares of the Money Market Portfolio and the Municipal Money Market Portfolio, an amount equal to 0.10% of the average daily net assets of shares of the Portfolio held in the Affiliated Entity's accounts; and

(3) With respect to Intermediaries, an amount up to 0.45% of the average daily net assets of shares of the Portfolio held in the Intermediaries' accounts.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Affiliated Entities or other Intermediaries out of the Adviser's or Distributor's own funds, may provide Affiliated Entities and Intermediaries and/or their salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which the Affiliated Entities or Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that a Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares.


                               BROKERAGE PRACTICES

PORTFOLIO TRANSACTIONS

Morgan Stanley Investment Management, as each Portfolio's investment adviser, is responsible for decisions to buy and sell securities for each Portfolio, for broker-dealer selection and for negotiation of commission rates. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities may be traded as agency transactions through broker dealers or traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

On occasion, a Portfolio may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

Morgan Stanley Investment Management serves as investment adviser to a number of clients, including other investment companies. Morgan Stanley Investment Management attempts to equitably allocate purchase and sale transactions among the Portfolios of the Fund and other client accounts. To that end, Morgan Stanley Investment Management considers various factors, including respective investment objectives, relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of the Fund and other client accounts.

Morgan Stanley Investment Management selects the brokers or dealers that will execute the purchases and sales of investment securities for each Portfolio. Morgan Stanley Investment Management seeks the best execution for all portfolio transactions. A Portfolio may pay higher commission rates than the lowest available when Morgan Stanley Investment Management believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Morgan Stanley Investment Management relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Morgan Stanley Investment Management is unable to ascertain the value of these services due to the subjective nature of their determinations.


AFFILIATED BROKERS


Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of Morgan Stanley Investment Management to effect Portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. Pursuant to these procedures, Morgan Stanley Investment Management uses two broker-dealer affiliates, Morgan Stanley & Co. (including Morgan Stanley International Limited) and Morgan Stanley DW Inc. ("Morgan Stanley DW"), each of which is wholly owned by Morgan Stanley, for such transactions, the commission rates and other remuneration paid to Morgan Stanley & Co. or Morgan Stanley DW must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.


BROKERAGE COMMISSIONS PAID

During the fiscal years ended December 31, 2001, 2002 and 2003, the Fund paid brokerage commissions of approximately $17,321,012 $19,106,155 and $19,341,260, respectively. During the fiscal years ended December 31, 2001, 2002 and 2003, the Fund paid in the aggregate $292,117, $347,308 and $54,507, respectively, in brokerage commissions to Morgan Stanley & Co. During the fiscal year ended December 31, 2003, the brokerage commissions paid to Morgan Stanley & Co. represented approximately 0.28% of the total brokerage commissions paid by the Fund during the year 2003 and were paid on account of transactions having an aggregate dollar value equal to approximately 0.15% of the aggregate dollar value of all portfolio transactions of the Fund during the year 2003 for which commissions were paid. During the fiscal years ended December 31, 2001, 2002 and 2003, the Fund paid no brokerage commissions to Morgan Stanley DW.

For the fiscal year ended December 31, 2003, each Portfolio of the Fund paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers as follows:

      BROKERAGE COMMISSIONS PAID DURING FISCAL YEAR ENDED DECEMBER 31, 2003



                                                                COMMISSIONS PAID TO MORGAN STANLEY & CO.
                                                                ----------------------------------------
                                                                                              PERCENT OF
                                                     TOTAL                    PERCENT OF        TOTAL
                                                  COMMISSIONS      TOTAL         TOTAL         BROKERED
       PORTFOLIO                                     PAID       COMMISSIONS   COMMISSIONS    TRANSACTIONS
       --------------------------------------------------------------------------------------------------
       Active International Allocation            $   200,090   $         0             0%              0%
       Asian Real Estate                          $     6,767   $     1,272         18.80%          19.08%
       Emerging Markets                           $ 3,487,074   $    35,686          1.02%           0.17%
       Emerging Markets Debt                      $     5,326   $         0             0%              0%
       Equity Growth                              $ 2,591,700   $     2,871          0.11%           0.10%
       European Real Estate                       $    39,534   $         0             0%              0%
       European Value Equity                      $    59,940   $         0             0%              0%
       Focus Equity                               $   268,574   $     1,202          0.45%           0.48%
       Global Franchise                           $    33,463   $         0             0%              0%
       Global Value Equity                        $    99,316   $     4,802          4.84%           3.28%
       International Equity                       $ 6,176,877   $         0             0%              0%
       International Magnum                       $   192,459   $       552          0.29%           0.04%
       International Small Cap                    $   988,428   $         0             0%              0%
       Japanese Value Equity                      $    43,462   $     2,967          6.83%           9.62%
       Latin American                             $   105,023   $     1,150          1.09%           1.44%
       Money Market                               $         0   $         0             0%              0%
       Municipal Money Market                     $         0   $         0             0%              0%
       Small Company Growth                       $ 3,835,504   $         0             0%              0%
       Technology                                 $   240,997   $     3,067          1.27%           0.95%
       U.S. Real Estate                           $   511,505   $         0             0%              0%
       Value Equity                               $   455,221   $       938          0.21%           0.14%


----------

       Note: No information is provided for the China Growth, Gold, Large Cap Relative Value, MicroCap, Mortgage-Backed Securities, Municipal Bond or U.S. Equity Plus Portfolios because they were not operational during the fiscal year ended December 31, 2003.

For the fiscal years ended December 31, 2002 and 2001, each Portfolio of the Fund paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers as follows:

 BROKERAGE COMMISSION PAID DURING FISCAL YEARS ENDED DECEMBER 31, 2002 AND 2001



                                        FISCAL YEAR ENDED                   FISCAL YEAR ENDED             FISCAL YEAR ENDED
                                        DECEMBER 31, 2002                   DECEMBER 31, 2001             DECEMBER 31, 2000
                                 ---------------------------------------------------------------------------------------------------
                                                      MORGAN                              MORGAN
                                                     STANLEY &                           STANLEY &
          PORTFOLIO                  TOTAL              CO.              TOTAL              CO.
------------------------------------------------------------------------------------------------------------------------------------
Active International Allocation  $     155,769     $           0     $     151,754     $         487
Asian Real Estate                $       4,808     $         550     $       6,057     $         144
Emerging Markets                 $   3,363,427     $     227,261     $   3,815,265     $     167,516
Emerging Markets Debt            $       1,492     $           0     $         356     $           0
Equity Growth                    $   2,876,230     $      34,248     $   1,973,206     $      53,030
European Real Estate             $      48,497     $           0     $      36,397     $           0
European Value Equity            $      94,126     $           0     $      80,982     $           4
Focus Equity                     $     352,066     $      10,479     $     218,384     $       5,726
Global Franchise                 $     129,398     $           0     $       2,480     $           0
Global Value Equity              $      70,521     $       4,212     $      86,435     $       4,136
International Equity             $   6,934,948     $           0     $   8,164,653     $           0
International Magnum             $     155,244     $         527     $     216,209     $       1,664
International Small Cap          $     586,897     $           0     $     514,545     $           0
Japanese Value Equity            $      41,400     $       2,636     $      59,872     $       1,972
Latin American                   $      78,155     $         476     $      63,023     $       7,971
Money Market                     $           0     $           0     $           0     $           0
Municipal Money Market           $           0     $           0     $           0     $           0
Small Company Growth             $   2,163,315     $      22,489     $     709,676     $           0
Technology                       $     201,719     $       1,295     $      99,742     $           0
U.S. Real Estate                 $   1,472,363     $           0     $     907,271     $           0
Value Equity                     $     375,780     $      24,346     $     214,704     $      10,211


----------


       Note: No information is provided for the China Growth, Gold, Large Cap Relative Value, MicroCap, Mortgage--Backed Securities or Municipal Bond Portfolios because they were not operational during the fiscal years ended December 31, 2001 and 2002.

DIRECTED BROKERAGE. During the fiscal year ended December 31, 2003, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:


                                                          BROKERAGE COMMISSIONS     AGGREGATE DOLLAR AMOUNT OF
                                                       DIRECTED IN CONNECTION WITH  TRANSACTIONS FOR WHICH SUCH
                                                       RESEARCH SERVICES PROVIDED    COMMISSIONS WERE PAID FOR
                                                          FOR FISCAL YEAR ENDED          FISCAL YEAR ENDED
PORTFOLIO                                                   DECEMBER 31, 2003            DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------
Active International Allocation                          $         136,222.40          $     301,751,806.95
Asian Real Estate                                        $              27.55          $           6,759.42
Emerging Markets                                         $         465,528.90          $     163,585,539.15
Emerging Markets Debt                                    $                  0          $                  0
Equity Growth                                            $                  0          $                  0
European Real Estate                                     $          40,243.19          $      21,942,559.60
European Value Equity                                    $          60,070.59          $      50,414,696.43
Focus Equity                                             $         259,869.10          $     193,951,996.78
Global Franchise                                         $          33,484.28          $      36,345,268.41
Global Value Equity                                      $          94,741.35          $      77,560,800.37
International Equity                                     $       6,190,323.39          $   4,438,802,393.95
International Magnum                                     $         125,638.54          $      74,440,629.62
International Small Cap                                  $         988,500.09          $     637,434,167.81
Japanese Value Equity                                    $                  0          $                  0
Latin American                                           $          23,544.30          $      10,944,770.00
Small Company Growth                                     $                  0          $                  0
Technology                                               $         230,809.94          $      78,289,615.28
U.S. Real Estate                                         $         510,136.31          $     253,203,567.59
Value Equity                                             $       3,627,302.44          $   2,246,286,964.73


----------


Note: No information is provided for the China Growth, Gold, Large Cap Relative Value, MicroCap, Mortgage-Backed Securities, Municipal Bond or U.S. Equity Plus Portfolios because they were not operational during the last fiscal year ended December 31, 2003. No information is provided for the Money Market and Municipal Money Market Portfolios during the last fiscal year ended December 31, 2003, because they did not pay any brokerage commissions in connection with research.

REGULAR BROKER-DEALERS

The Fund's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended December 31, 2003, the following Portfolios purchased securities issued by the Fund's regular broker-dealers:


                                                                                                VALUE OF PORTFOLIO
                                                                                              HOLDING AS OF DECEMBER
PORTFOLIO                                                       REGULAR BROKER-DEALER                31, 2003
--------------------------------------------------------------------------------------------------------------------
Active International Allocation                             HSBC Holdings PLC                          6,120,000
                                                            UBS Warburg LLC                            4,237,000
                                                            Deutsche Bank AG                           2,182,000
                                                            Credit Suisse Group                        1,913,000
                                                            Nomura Holdings, Inc.                      1,904,000
                                                            ING Groep N.V.                             1,266,000

Equity Growth                                               Citigroup, Inc.                           28,482,000
                                                            Goldman Sachs Group, Inc.                 14,880,000
                                                            Lehman Brothers Holdings, Inc.             8,131,000

European Value Equity                                       UBS AG                                       724,000
                                                            HSBC Holdings PLC                            413,000
                                                            Credit Suisse Group                          280,000

Focus Equity                                                Citigroup, Inc.                            3,508,000
                                                            Goldman Sachs Group, Inc.                  1,777,000

Global Value Equity                                         Merrill Lynch & Co., Inc.                    761,000
                                                            UBS AG                                       517,000
                                                            ING Groep N.V.                               449,000
                                                            J.P. Morgan Chase & Co.                      447,000

International Equity                                        UBS AG                                    76,560,000
                                                            Credit Suisse Group                       37,615,000

International Magnum                                        UBS AG                                     1,560,000
                                                            HSBC Holdings, Inc.                        1,084,000
                                                            Credit Suisse Group                          332,000
                                                            ING Groep N.V.                               217,000

Value Equity                                                Merrill Lynch & Co. Inc.                  62,400,000
                                                            Citigroup, Inc.                            6,334,000
                                                            J.P. Morgan Chase & Co.                    3,000,000
                                                            Lehman Brothers Holdings, Inc.             2,340,000


PORTFOLIO TURNOVER

The Portfolios generally do not invest for short-term trading purposes; however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (E.G., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                               GENERAL INFORMATION

FUND HISTORY

The Fund was incorporated pursuant to the laws of the State of Maryland on June 16, 1988 under the name Morgan Stanley Institutional Fund, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act, as amended, and commenced operations on November 15, 1988. On December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Institutional Fund, Inc. Effective May 1, 2001, the Fund changed its name to Morgan Stanley Institutional Fund, Inc.

DESCRIPTION OF SHARES AND VOTING RIGHTS

The Fund's Amended and Restated Articles of Incorporation permit the Directors to issue 40.5 billion shares of common stock, par value $.001 per share, from an unlimited number of classes or series of shares. The shares of each Portfolio of the Fund, when issued, are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. Portfolio shares have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see "Taxes"). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the applicable Prospectus.

As set forth in the Prospectuses, unless you elect otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically reinvested in additional shares of the same class of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until you notify the Fund in writing that either the Income Option (income dividends in cash and capital gains distributions reinvested in shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

                                      TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund, Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund, Portfolios or shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

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The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes. Thus, the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

REGULATED INVESTMENT COMPANY QUALIFICATION

Each Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. In order to so qualify, each Portfolio must, among other things, (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income derived with respect to its business of investing in such stock securities or currencies, including, generally, certain gains from options, futures and forward contracts; and (ii) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement. For purposes of the diversification requirement described above, the Portfolio will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, the Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.

In addition to the requirements described above, in order to qualify as a RIC, a Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

If a Portfolio fails to qualify as a RIC for any taxable year, all of its net income will be subject to tax at regular corporate rates (whether or not distributed to shareholders), and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends-received deduction for corporate shareholders.

GENERAL TAX TREATMENT OF QUALIFYING RICS AND SHAREHOLDERS


Each Portfolio intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gains) to shareholders. Dividends from a Portfolio's net investment income generally are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Under the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain income distributions paid by each Portfolio to individual shareholders are taxed at rates

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equal to those applicable to net long-term capital gains (15%, or 5% for individuals in the 10% or 15% tax brackets). This tax treatment applies only if certain holding period requirements are satisfied by the shareholder and the dividends are attributable to qualified dividends received by the Portfolio itself. For this purpose, "qualified dividends" means dividends received by a Portfolio from United States corporations and qualifying foreign corporations, provided that the Portfolio satisfies certain holding period and other requirements in respect of the stock of such corporations. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividends. Dividends received by a Portfolio from REITs are qualified dividends eligible for this lower tax rate only in limited circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. Thereafter, each Portfolio's dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional legislative action is taken.

A dividend paid by a Portfolio to a shareholder will not be treated as qualified dividend income of the shareholder if (1) the dividend is received with respect to any share held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

You should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

Dividends paid to you out of each Portfolio's investment company taxable income that are not attributable to qualified dividends generally will be taxable to you as ordinary income (currently at a maximum federal income tax rate of 35%, except as noted below) to the extent of each Portfolio's earnings and profits. Distributions to you of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares.

Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held a Portfolio's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%.


Each Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. Distributions of net capital gains are taxable to shareholders as a long-term capital gain regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to shareholders regarding the federal income tax status of all distributions made for the preceding year. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, and will increase their tax basis in Portfolio shares by the difference between the amount of the includable gains and the tax deemed paid by the shareholder in respect of such shares. The shareholder will be able to claim their share of the tax paid by the Portfolio as a refundable credit.


Shareholders generally are taxed on any ordinary dividend or capital gain distributions from a Portfolio in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January, then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

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After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains, and the amount of any dividends eligible for the federal dividends received deduction for corporations.

Gains or losses on the sale of securities by a Portfolio will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules described below may change the normal treatment of gains and losses recognized by a Portfolio when it makes certain types of investments. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by a Portfolio.


A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds 12 months and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of a Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.


Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses, including any available capital loss carryforwards) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income, prior to the end of each calendar year to avoid liability for federal excise tax, but can give no assurances that all such liability will be eliminated.

The Fund may be required to withhold and remit to the U.S. Treasury an amount equal (as of the date hereof) to 28% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding as notified by the Internal Revenue Service ("IRS"); or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld would be sent to the IRS as an advance payment of taxes due on a shareholder's income for such year.

Under certain tax rules, a Portfolio may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Portfolio receives no payments in cash on the securities during the year. To the extent that a Portfolio invests in such securities, it would be required to pay out such income as an income distribution in each year in order to avoid taxation at the Portfolio level. Such distributions will be made from the available cash of the Portfolio or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. The Portfolio may realize a gain or loss from such sales. In the event a Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.


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SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY AND DERIVATIVES TRANSACTIONS

In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Portfolio qualifies as a RIC.

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain.

A Portfolio's investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, a Portfolio's treatment of certain other options, futures and forward contracts entered into by a Portfolio is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

When a Portfolio holds options or futures contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Portfolio securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (I.E., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

A Section 1256 position held by a Portfolio will generally be marked-to-market (I.E., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 positions may require a Portfolio to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character and timing of income earned and, in turn, distributed to shareholders by a Portfolio.

SPECIAL TAX CONSIDERATIONS RELATING TO MUNICIPAL BOND AND MUNICIPAL MONEY MARKET PORTFOLIOS

Each of the Municipal Bond Portfolio and the Municipal Money Market Portfolio will qualify to pay "exempt-interest dividends" to its shareholders, provided that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. Current federal tax law limits the types and volume of bonds qualifying for federal income tax exemption of interest, which may have an effect on the ability of these Portfolios to purchase sufficient amounts of tax-exempt securities to satisfy this requirement. Any loss on the sale or exchange of shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

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In addition, for the Municipal Bond Portfolio and the Municipal Money Market
Portfolio, exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may, nevertheless, be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at the rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Portfolios intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The percentage of income that constitutes exempt-interest dividends will be determined for each year for the Municipal Bond Portfolio and the Municipal Money Market Portfolio and will be applied uniformly to all dividends declared with respect to the Portfolios during that year. This percentage may differ from the actual percentage for any particular day.

The deductibility of interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio will be limited for federal income tax purposes to the extent that any portion of such Portfolio's distributions consist of exempt-interest dividends. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio. "Substantial user" is defined generally for these purposes as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

Issuers of bonds purchased by the Municipal Bond Portfolio (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The state and local tax consequences of an investment in either the Municipal Bond or Municipal Money Market Portfolios may differ from the federal consequences described above and shareholders are urged to consult their tax advisors with respect to such aspects.

SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS

Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary

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income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

It is expected that each Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and a Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for U.S. federal income tax purposes as paid directly by its shareholders. A Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Portfolio makes the election, shareholders will be required to include in income their proportionate share of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.


Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the Active International Allocation, Asian Real Estate, China Growth, Emerging Markets Debt, Emerging Markets, European Real Estate, European Value Equity, Global Franchise, Global Value Equity, Japanese Value Equity, International Equity, International Magnum, International Small Cap and Latin American Portfolios, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on such Portfolios, considering that each Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.


Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

TAXES AND FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

A Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

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The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.

STATE AND LOCAL TAX CONSIDERATIONS

Rules of U.S. state and local taxation of dividend and capital gains from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules regarding an investment in the Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS


The following shareholders may be deemed to control the following Portfolios because they are record owners of 25% or more of the outstanding shares of that Portfolio of the Fund as of March 31, 2004. For each control person, the following provides the name, address and percentage of outstanding shares of such Portfolio owned.

EUROPEAN REAL ESTATE PORTFOLIO: United Jewish Appeal Federation of Jewish Philanthropies New York, Inc., 130 East 59th Street, New York, NY 10022-1302, owned 29.72% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO Irene R. Miller, 186 Riverside Drive, Apt. 10E, New York, NY 10024, owned 39.84% of such Portfolio's total outstanding Class B shares.

INTERNATIONAL MAGNUM PORTFOLIO: Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 57.83% of such Portfolio's total outstanding Class A shares.

Thrivent Financial for Lutherans, Attn: Paul McCullough, 625 4th Avenue, Minneapolis, MN 5514, owned 30.85% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 74.92% of such Portfolio's total outstanding Class B shares.

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO: Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 41.96% of such Portfolio's total outstanding Class A shares.

IMS & Co., P.O. Box 3865, Englewood, CO 80155, owned 48.19% of such Portfolio's total outstanding Class B shares.

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EQUITY GROWTH PORTFOLIO: Morgan Stanley DW, Inc. 825 Third Avenue, New York, New
York 10022, owned 30.65% of such Portfolio's total outstanding Class A shares.

Mac & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 26.10% of such Portfolio's total outstanding Class A shares.

Manufacturers Life Insurance Co. USA, 250 Bloor Street East, 7th Floor, Toronto, Ontario, M4W 1E5 Canada, owned 56.64% of such Portfolio's total outstanding Class B shares.

SMALL COMPANY GROWTH PORTFOLIO: Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 52.66% of such Portfolio's total outstanding Class B shares.

INTERNATIONAL EQUITY PORTFOLIO: National Financial Services, 200 Liberty Street, New York, NY 10281, owned 47.30% of such Portfolio's total outstanding Class B shares.

VALUE EQUITY PORTFOLIO: Mac & Co., Mutual Funds Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 30.64% of such Portfolio's total outstanding Class A shares.

Global Opportunistic Fund LLC, Attn: Arlene Armando, 1221 Avenue of the Americas, New York, NY 10020, owned 25.06% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 87.96% of such Portfolio's total outstanding Class B shares.

GLOBAL VALUE EQUITY PORTFOLIO: Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 48.22% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 90.72% of such Portfolio's total outstanding Class B shares.

EUROPEAN VALUE EQUITY PORTFOLIO: Morgan Stanley & Co., FBO Martin Chalk, 3 Queens Avenue, NSW 2030 FF 00000, Vaucluse, Australia, owned 31.35% of such Portfolio's total outstanding Class B shares.

EMERGING MARKETS PORTFOLIO: Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 70.65% of such Portfolio's total outstanding Class B shares.

EMERGING MARKETS DEBT PORTFOLIO: Mac & Co., Mutual Funds Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 42.00% of such Portfolio's total outstanding Class A shares.

Brenton D. Anderson, P.O. Box 663, Norwich, VT 05055, owned .50.49% of such Portfolio's total outstanding Class B shares.

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Morgan Stanley & Co., FBO FFP Investments Ltd., Suite 101, San Antonio, TX
78209, owned 39.23% of such Portfolio's total outstanding Class B shares.

ASIAN REAL ESTATE PORTFOLIO: Morgan Stanley Asset Management Inc., Controllers Dept., 18th Floor, 195 Broadway, New York, NY 10007, owned 70.72% of such Portfolio's total outstanding Class A shares.

Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 26.96% of such Portfolio's total outstanding Class A shares.

Irwin Carasso, 302 Meigs Road, Santa Barbara, CA 93109, owned 86.82% of such Portfolio's total outstanding Class B shares.

JAPANESE VALUE EQUITY PORTFOLIO: Morgan Stanley & Co., FBO Theodore P. DeSloge Jr. Trustee, FBO Theodore P. DeSloge Jr., 39 Picardy Lane, St. Louis, MO 63124, owned 52.04% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Martin Chalk, 3 Queens Avenue, NSW 2030 FF 00000, Vaucluse, Australia, owned 30.24% of such Portfolio's total outstanding Class B shares.

LATIN AMERICAN PORTFOLIO: Morgan Stanley & Co., FBO PH Investments LLC, The Pilot House, Lewis Wharf, Boston, MA 02110, owned 81.67% of such Portfolio's total outstanding Class A shares.

Davio G. Scarffe, 50 Central Park West, New York, NY 10023, owned 89.29% of such Portfolio's total outstanding Class B shares.

FOCUS EQUITY PORTFOLIO: Mac & Co., Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 60.78% of such Portfolio's total outstanding Class A shares.

The Vanguard Fiduciary Trust Co., P.O. Box 2600 VM 613 Outside Funds, Valley Forge, PA 19482, owned 31.18% of such Portfolio's total outstanding Class B shares.

US REAL ESTATE PORTFOLIO: Merrill Lynch Trust Co., FBO Qualified Retirement Plans, P.O. Box 1501, Pennington, NJ 08534-0671, owned 33.69% of such Portfolio's total outstanding Class B shares.

TECHNOLOGY PORTFOLIO: Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KWIC, Covington, KY 41015, owned 41.39% of such Portfolio's total outstanding Class A shares.

Putnam Fiduciary Trust Company, FBO Coca Cola Enterprises MESIP, Attn: DC Plan Admin Team, One Investors Way, Norwood, MA 02062, owned 65.31% of such Portfolio's total outstanding Class B shares.


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PRINCIPAL HOLDERS


The following shareholders are record owners of 5% or more of the outstanding shares of any class of Portfolio shares as of March 31, 2004. For each principal holder, the following table provides the name, address and percentage of outstanding shares of such classes owned.

GLOBAL FRANCHISE PORTFOLIO: Mount Cuba Center, Inc., 100 West 10th Street, Suite 1109, Wilmington, DE 19801, owned 22.09% of such Portfolio's total outstanding Class A shares.

Northern Trust Company, Custodian Salk Institute for Biological Studies, Attention Mutual Funds, P.O. Box 92956, Chicago, IL 60675, owned 11.74% of such Portfolio's total outstanding Class A shares.

The Kohlberg Foundation, Inc., 111 Radio Circle, Mount Kisco, NY 10549, owned 8.51% of such Portfolio's total outstanding Class A shares.

Bireley's Orange Japan SA, P.O. Box 1134, Panama 1 Republic of Panama, owned 7.65% of such Portfolio's total outstanding Class A shares.

Kisco Private Investors LLC, 111 Radio Circle, Bedford Corners, NY 10549, owned 7.49% of such Portfolio's total outstanding Class A shares.

KeyBank NA, TTEE FBO WRA-Morgan Stanley, P.O. Box 94871, Cleveland, OH 44101-4871, owned 5.28% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO Ecological Trust Fund of The Nature Conservancy, 4245 North Fairfax Drive 100, Boca Raton, FL 33433, owned 5.00% of such Portfolio's total outstanding Class A shares. Morgan Stanley & Co., FBO Ronald G. Assaf, IRA RO, 21095 Hamlin Drive, Arlington, VA 22203, owned 14.70% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO John J. Donovan, Jr., Blue Sky Trust DTD 11, 20008 Atwater Avenue, Manchester, MA 01944, owned 11.34% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Gideon A. Rodan, 827 Deerfield Lane, Bryn Mawr, PA 19010, owned 9.73% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO 444M Partners LP, 444 Madison Avenue, 18th Fl., New York, NY 10022, owned 9.64% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Martin Chalk, 3 Queens Avenue, NSW 2030 FF 00000, Vaucluse, Australia, owned 7.24% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Henry Gross, 444 Madison Avenue, 18th Fl., New York,
NY

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10022, owned 6.15% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Theodore P. DeSloge Jr. Trustee, FBO Theodore P. DeSloge Jr., 39 Picardy Lane, St. Louis, MO 63124, owned 6.10% of such Portfolio's total outstanding Class B shares.

EUROPEAN REAL ESTATE PORTFOLIO: United Jewish Appeal Federation of Jewish Philanthropies, New York Inc., 130 East 59th Street, New York, NY 10022-1302, owned 29.72% of such Portfolio's total outstanding Class A shares.

Trustees of Dartmouth College, 7 Lebanon St., Suite 305, P.O. Box 31, Hanover, NH 03755, owned 15.08% of such Portfolio's total outstanding Class A shares.

Plum Coulee Partnership, 499 Park Ave., 26th Floor, New York, NY 10022, owned 12.11% of such Portfolio's total outstanding Class A shares.

Maranic II LLC, c/o Northstar Advisors LLC, 1000 Winter Street, Waltham, MA 02451-1443, owned 9.81% of such Portfolio's total outstanding Class A shares.

Retirement Plan for Employees of United Jewish Appeal Federation of Jewish Affiliated Institutions & Agencies, 130 East 59th Street, New York, NY 10022-1302, owned 8.92% of such Portfolio's total outstanding Class A shares.

Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 6.25% of such Portfolio's total outstanding Class A shares.

National Investor Services, FBO 097-50000-19, 55 Water Street, 32nd Floor, New York, NY 10041, owned 5.40% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO Irene R. Miller, 186 Riverside Drive, Apt. 10E, New York, NY 10024, owned 39.84% of such Portfolio's total outstanding Class B shares.

Nora Effron, 1070 Park Avenue, New York, NY 10128, owned 18.69% of such Portfolio's total outstanding Class B shares.

Mercantile-Safe Deposit & Trust Co., Thomas H. Stoner, Thomas H. Stoner Revocable Trust, 766 Old Hammonds Ferry Road, Linthicum, MD 21090, owned 15.85% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO C. Robert Kidder Mary G. Kidder, 1991 Kidder Family Trust Dated, 900 Knollwood Drive, Santa Barbara, CA 93108, owned 13.19% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO C. Robert Kidder Mary G. Kidder, 1991 Kidder Family Trust Dated, 900 Knollwood Drive, Santa Barbara, CA 93108, owned 10.29% of such Portfolio's total outstanding Class B shares.

INTERNATIONAL MAGNUM PORTFOLIO: Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 57.83% of such Portfolio's total outstanding Class A shares.

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Thrivent Financial for Lutherans, Attn: Paul McCullough, 625 4th Avenue S,
Minneapolis, MN 55124, owned 30.85% of such Portfolio's total outstanding Class A shares.

Ameritas Life Insurance Corp., P.O. Box 81889, Lincoln, NE 68501, owned 7.94% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 74.92% of such Portfolio's total outstanding Class B shares.

Norwest Bank Colorado NA, Custodian Bayonne Hospital 403B Tax Sheltered Plan, 8515 E. Orchard Road 2T2, Englewood, CO 80111, owned 11.02% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Ronald S. Gregg, PMB 95, Oxnard, CA 93035, owned 6.02% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Timothy MacHold, MacHold Brosin Family Trust, 65 Bernal Avenue, Moss Beach, CA 94038, owned 5.50% of such Portfolio's total outstanding Class B shares.

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO: Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 41.96% of such Portfolio's total outstanding Class A shares.

The Trustees of Columbia University in the City of New York, Attn: Anil Jaisinghani, 475 Riverside Dr., Suite 401, New York, NY 10115, owned 11.40% of such Portfolio's total outstanding Class A shares.

Wallace Genetic Foundation, Attn: Robert E. Lane, Lane & Company, 1920 N Street, NW Suite 440, Washington DC 20036, owned 7.70% of such Portfolio's total outstanding Class A shares.

Wallace Global Fund, 1990 M Street, Suite 250, Washington DC 20036, owned 5.37% of such Portfolio's total outstanding Class A shares.

IMS & Co., P.O. Box 3865, Englewood, CO 80155, owned 48.19% of such Portfolio's total outstanding Class B shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 23.10% of such Portfolio's total outstanding Class B shares.

Morgan Stanely & Co., FBO The Karan Weiss Foundation, c/o Urban Zen LLC, 570 7th Avenue, New York, NY 10018, owned 9.27% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Robert J. Maxwell, IRA Rollover, 336 South Nine Drive, Ponte Vedra, FL 32082, owned 7.22% of such Portfolio's total outstanding Class

B shares.

EQUITY GROWTH PORTFOLIO: Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 30.65% of such Portfolio's total outstanding Class A shares.

Mac & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 26.10% of such Portfolio's total outstanding Class A shares.

T. Rowe Price Retirement Plan Services, Cust Marriott Employees PS & Ret Sving Plan, 4515 Painters Mill Road, Owings Mills, MD 21117, owned 12.81% of such Portfolio's total outstanding Class A shares.

Wilmington Trust Co. FBO Enron Corporation Savings 401K c/o Mutual Funds, P.O. Box 8971, Wilmington, DE 19899-8971, owned 8.12% of such Portfolio's total outstanding Class A shares.

Manufacturers Life Insurance Co. USA, 250 Bloor Street East, 7th Floor, Toronto Ontario, Canada M4W 1 033, owned 56.64% of such Portfolio's total outstanding Class B shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 23.17% of such Portfolio's total outstanding Class B shares.

SMALL COMPANY GROWTH PORTFOLIO: Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 13.18% of such Portfolio's total outstanding Class A shares.

Factory Mutual Insurance Company, Attn.: Kimberly Adams, 225 Wyman Street, P.O. Box 9198, Waltham, MA 02454-9198, owned 8.72% of such Portfolio's total outstanding Class A shares.

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

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 8.39% of such Portfolio's total outstanding Class A shares.

Mac & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 7.68% of such Portfolio's total outstanding Class A shares.

Charles Schwab & Co., Inc., Attn.: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 7.28% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 52.66% of such Portfolio's total outstanding Class B shares.

MCB Trust Services as Trustee for the Asset Mgmt. Plan for Aff G.E. Co., 700 17th Street, Suite 300, Denver, CO 80202, owned 5.23% of such Portfolio's total outstanding Class B shares.

INTERNATIONAL EQUITY PORTFOLIO: Charles Schwab & Co., Inc., Attn.: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 6.56% of such Portfolio's total outstanding Class A shares.

National Financial Services, 200 Liberty Street, New York, NY 10281, owned 47.30% of such Portfolio's total outstanding Class B shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 22.14% of such Portfolio's total outstanding Class B shares.

T. Rowe Price Trust Co., P.O. Box 17215, Baltimore, MD 21297, owned 8.55% of such Portfolio's total outstanding Class B shares.

VALUE EQUITY PORTFOLIO: Mac & Co., Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 30.64% of such Portfolio's total outstanding Class A shares.

Global Opportunistic Fund LLC, Attn: Arlene Armando, 1221 Avenue of the Americas, New York, NY 10020, owned 25.06% of such Portfolio's total outstanding Class A shares.

Morgan Stanley Asset Mgmt. For The Account Of Hubbell Inc., Attn.: John Lam 22nd Floor, 1221 Avenue of the Americas, New York, NY 10020, owned 17.37% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 8.79% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 87.96% of such Portfolio's total outstanding Class B shares.

Brown and Caldwell Savings Plan, c/o JP Morgan Chase as Directed Trustee, P.O. Box 419784, Kansas City, MO 64141-6784, owned 5.14% of such Portfolio's total outstanding Class B shares.

GLOBAL VALUE EQUITY PORTFOLIO: Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 48.22% of such Portfolio's total outstanding Class A shares.

Jupiter & Co., c/o Investors Bank & Trust, P.O. Box 9130FPG90, Boston, MA 02117-9130, owned 18.35% of such Portfolio's total outstanding Class A shares.

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

AIG Life of Bermuda LTD in respect of Segregated Account Bermuda VL-U-II, VMC 100055B, American International Building, P.O. Box HM 152, Hamilton HM AX, Bermuda 020, owned 7.49% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 90.72% of such Portfolio's total outstanding Class B shares.

The Vanguard Fiduciary Trust Co., P.O. Box 2600 VM 613 Outside Funds, Valley Forge, PA 19482, owned 5.6% of such Portfolio's total outstanding Class B shares.

EUROPEAN VALUE EQUITY PORTFOLIO: AIG Life of Bermuda LTD in respect of Segregated Account Bermuda VL-U-II, VMC 100055B, American International Building, P.O. Box HM 152, Hamilton HM AX, Bermuda 020, owned 17.58% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO RVP Development Corporation, 20 Monroe Ave. NW, Suite 450, Grand Rapids, MI 49503, owned 14.12% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO Corestates Bank TTEE for Defined Benefit Master Plan, 1525 W. Wt. Harris Blvd., CMG1151, Charlotte, NC 28262, owned 9.30% of such Portfolio's total outstanding Class A shares.

Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 5.19% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO Martin Chalk, 3 Queens Avenue, NSW 2030 FF 00000, Vaucluse, Australia, owned 31.35% of such Portfolio's total outstanding Class B shares.

Barry & Lisa Bergman, 1111 Park Ave., New York, NY 10128, owned 22.66% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Theodore P. DeSloge Jr. Trustee, FBO Theodore P. DeSloge Jr., 39 Picardy Lane, St. Louis, MO 63124, owned 15.04% of such Portfolio's total outstanding Class B shares.

Dr. Martin B. Meyerson Acct. II International, 1601 Landfall Dr., Wilmington, NC 28405-4255, owned 12.82% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Sandra Titus McKinstry, 7135 S. Locust Circle, Englewood, CO 80112, owned 11.58% of such Portfolio's total outstanding Class B shares.

EMERGING MARKETS PORTFOLIO: Mac & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 9.74% of such Portfolio's total outstanding Class A shares.

Global Opportunistic Fund, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 7.46% of such Portfolio's total outstanding Class A shares.

Mac & Co., Mutual Funds Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 6.00% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 70.65% of such Portfolio's total outstanding Class B shares.

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Charles Schwab & Co., Inc. Attn: Mutual Funds, 101 Montgomery Street, San
Francisco, CA 94104, owned 22.74% of such Portfolio's total outstanding Class B shares.

EMERGING MARKETS DEBT PORTFOLIO: Mac & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 42.00% of such Portfolio's total outstanding Class A shares.

SBLI USA Mutual Life Insurance, 460 W 34th Street, Suite 800, New York, NY 10001, owned 19.46% of such Portfolio's total outstanding Class A shares.

Bell Atlantic Master Trust, 695 Main Street, Suite 600, Stamford, CT 06901-2138, owned 14.70% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO Stobie Creek Investments LLC, 780 Third Avenue, Suite 3400, New York, NY 10017, owned 10.51% of such Portfolio's total outstanding Class A shares.

Brenton D. Anderson, P.O. Box 663, Norwich, VT 05055, owned 50.49% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO FFP Investments Ltd., Suite 101, San Antonio, TX 78209, owned 39.23% of such Portfolio's total outstanding Class B shares.

Paul E. Hellmers & H. Anthony Hellmers, 205 Belgo Road, Lakeville, CT 06039, owned 7.40% of such Portfolio's total outstanding Class B shares.

ASIAN REAL ESTATE PORTFOLIO: Morgan Stanley Asset Management Inc., Controllers Dept., 195 Broadway, 18th Floor, New York, NY 10007, owned 70.72% of such Portfolio's total outstanding Class A shares.

Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 26.96% of such Portfolio's total outstanding Class A shares.

Irwin Carasso, 302 Meigs Road, Santa Barbara, CA 93109, Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 86.82% of such Portfolio's total outstanding Class B shares.

Paul E. Hellmers & H. Anthony Hellmers, 205 Belgo Road, Lakeville, CT 06039, owned 13.17% of such Portfolio's total outstanding Class B shares.

JAPANESE VALUE EQUITY PORTFOLIO: AIG Life of Bermuda Ltd., in respect of Segregated Account Bermuda VL-U-II VMC 100055B, American International Building, P.O. Box HM 152, Hamilton HM AX, Bermuda 020, owned 17.13% of such Portfolio's total outstanding Class A shares.

Retired Staff Benefits Investment Accts. of The International Monetary Fund, 700 19th St. NW, Washington, DC 20431, owned 10.04% of such Portfolio's total outstanding Class A shares.

FTC & Co. Datalynx House Account, P.O. Box 173736, Denver, CO 80217-3736, owned 6.87% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO Mr. Frank Mori, Attn: Mr. Bruce Zieglar, 60 E. 42nd Street, New York, NY 10165, owned 6.84% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO Theodore P. DeSloge Jr. Trustee, FBO Theodore P. DeSloge Jr., 39 Picardy Lane, St. Louis, MO 63124, owned 52.04% of such Portfolio's total outstanding Class B shares.

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Morgan Stanley & Co., FBO Martin Chalk, 3 Queens Avenue, NSW 2030 FF 00000,
Vaucluse, Australia, owned 30.24% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Edward J. Prostic IRA, 2225 Stratford Road, Shawnee MSN, KS 66208, owned 7.10% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Marjorie Prostic IRA, 2225 Stratford Road, Shawnee MSN, KS 66208, owned 6.26% of such Portfolio's total outstanding Class B shares.

INTERNATIONAL SMALL CAP PORTFOLIO: Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 15.91% of such Portfolio's total outstanding shares.

Charles Schwab & Co., Inc., Attn.: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 13.36% of such Portfolio's total outstanding shares.

LATIN AMERICAN PORTFOLIO: Morgan Stanley & Co., FBO PH Investments LLC, The Pilot House, Lewis Wharf, Boston, MA 02110, owned 81.67% of such Portfolio's total outstanding Class A shares.

Davio G. Scarffe, 50 Central Park West, New York, NY 10023, owned 89.29% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Mary K. Ashcroft Donoso, 12 East 97th Street, Apt. 8E, New York, NY 10029, owned 6.14% of such Portfolio's total outstanding Class B shares.

FOCUS EQUITY PORTFOLIO: Mac & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 60.78% of such Portfolio's total outstanding Class A shares.

The Vanguard Fiduciary Trust Co., P.O. Box 2600, VM 613 Outside Funds, Valley Forge, PA 19482, owned 31.18% of such Portfolio's total outstanding Class B shares.

US REAL ESTATE PORTFOLIO: National Financial Services, 200 Liberty Street, New York, NY 10281, owned 16.80% of such Portfolio's total outstanding Class A shares.

Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 15.51% of such Portfolio's total outstanding Class A shares.

Morgan Stanley DW, Inc. 825 Third Avenue, New York, New York 10022, owned 9.57% of such Portfolio's total outstanding Class A shares.

MAC & Co., Mutual Funds Operation, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 6.07% of such Portfolio's total outstanding Class A shares.

Lumina Foundation for Education Inc., 30 S. Meridian St., Indianapolis, IN 46204-3503, owned 5.01% of such Portfolio's total outstanding Class A shares.

Merrill Lynch Trust Co. TTEE, FBO Qualified Retirement Plans, P.O. Box 1501, Pennington, NJ 08534-0671, owned 33.69% of such Portfolio's total outstanding Class B shares.

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The Union Central Life Insurance Co., 1876 Waycross Rd., Cincinnati, OH 45240,
owned 23.63% of such Portfolio's total outstanding Class B shares.

Putnam Fiduciary Trust Company, FBO Coca Cola Enterprises MESIP, Attn: DC Plan Admin Team, One Investors Way, Norwood, MA 02062, owned 10.48% of such Portfolio's total outstanding Class B shares.

TECHNOLOGY PORTFOLIO: Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 41.39% of such Portfolio's total outstanding Class A shares.

Bank of New York, Attn: Ellie Whalen, One Wall Street, 12th Floor, New York, NY 10286, owned 17.29% of such Portfolio's total outstanding Class A shares.

The Vanguard Fidurciary Trust Co., VM 613 Outside Funds, P.O. Box 2600, Valley Forge, PA 19482, owned 7.27% of such Portfolio's total outstanding Class A shares.

Mellon Bank, Dreyfus Retirement Services, 135 Santilli Highway AIM 026-0027, Everett, MA 02149, owned 5.22% of such Portfolio's total outstanding Class A shares.

Putnam Fiduciary Trust Company, FBO Coca Cola Enterprises MESIP, Attn: DC Plan Admin Team, One Investors Way, Norwood, MA 02062, owned 65.31% of such Portfolio's total outstanding Class B shares.

T. Rowe Price Trust Co., P.O. Box 17215, Baltimore, MD 21297, owned 11.58% of such Portfolio's total outstanding Class B shares.

Putnam Fiduciary Trust Company, FBO Attn: DC Plan Admin Team, One Investors Way, Norwood, MA 02062, owned 5.23% of such Portfolio's total outstanding Class B shares.

MONEY MARKET PORTFOLIO: APEX Foundation, Attn: Kenneth O. Davis, P.O. Box 1607, Bellevue, WA 98009-1607, owned 11.54% such Portfolio's total outstanding shares.

                             PERFORMANCE INFORMATION


The average annual compounded rates of return (unless otherwise noted) for the Fund's Portfolios for the 1-, 5-, and 10-year periods ended December 31, 2003 and for the period from inception through December 31, 2003 are as follows:



                                                                               AVERAGE        AVERAGE         AVERAGE
                                      INCEPTION                              ANNUAL FIVE     ANNUAL TEN     ANNUAL SINCE
         NAME OF PORTFOLIO+             DATE                ONE YEAR            YEARS          YEARS         INCEPTION
------------------------------------------------------------------------------------------------------------------------
Active International Allocation
   Class A                              1/17/92               33.65%            0.76%           5.05%           6.20%
   Class B                              1/02/96               33.13%            0.44%            N/A            4.85%
Asian Real Estate
   Class A                             10/01/97               42.76%            6.67%            N/A           -0.40%
   Class B                             10/01/97               42.42%            6.42%            N/A           -0.68%
Emerging Markets
   Class A                              9/25/92               55.08%           11.28%           1.09%           6.88%
   Class B                              1/02/96               54.31%           11.25%            N/A            3.63%
Emerging Markets Debt
   Class A                              2/01/94               28.46%           18.17%            N/A           11.36%
   Class B                              1/02/96               28.34%           17.72%            N/A           12.48%
Equity Growth
   Class A                              4/02/91               26.41%           -0.81%          11.40%          10.84%
   Class B                              1/02/96               26.13%           -1.06%            N/A            8.48%

                                                                               AVERAGE        AVERAGE         AVERAGE
                                      INCEPTION                              ANNUAL FIVE     ANNUAL TEN     ANNUAL SINCE
         NAME OF PORTFOLIO+             DATE                ONE YEAR            YEARS          YEARS         INCEPTION
------------------------------------------------------------------------------------------------------------------------
European Real Estate
   Class A                             10/01/97               42.41%           12.89%            N/A           10.15%
   Class B                             10/01/97               42.06%           12.57%            N/A            9.87%
European Value Equity
   Class A                              4/02/93               30.15%            3.77%           8.80%          10.77%
   Class B                              1/02/96               29.80%            3.49%            N/A            7.77%
Focus Equity
   Class A                              3/08/95               30.99%            0.46%            N/A           13.82%
   Class B                              1/02/96               30.62%            0.22%            N/A           10.12%
Global Franchise
   Class A                             11/28/01               27.92%             N/A             N/A           19.42%
   Class B                             11/28/01               27.62%             N/A             N/A           19.03%
Global Value Equity
   Class A                              7/15/92               29.21%            2.61%           9.66%          11.65%
   Class B                              1/02/96               28.95%            2.36%            N/A            8.57%
International Equity
   Class A                              8/04/89               32.82%            8.01%          11.52%          11.14%
   Class B                              1/02/96               32.46%            7.77%            N/A           11.05%
International Magnum
   Class A                              3/15/96               29.07%            0.32%            N/A            2.99%
   Class B                              3/15/96               28.49%            0.04%            N/A            2.71%
International Small Cap
   Class A                             12/15/92               48.32%           12.86%           9.12%          12.04%
Japanese Value Equity
   Class A                              4/25/94               31.97%            0.50%            N/A           -0.57%
   Class B                              1/02/96               31.59%            0.25%            N/A           -0.32%
Latin American
   Class A                              1/18/95               59.35%           12.37%            N/A            9.00%
   Class B                              1/02/96               58.90%           12.06%            N/A           10.55%
Money Market
   Class A                             11/15/88                0.67%            3.31%           4.13%           4.73%

                                                                               AVERAGE        AVERAGE         AVERAGE
                                      INCEPTION                              ANNUAL FIVE     ANNUAL TEN     ANNUAL SINCE
         NAME OF PORTFOLIO+             DATE                ONE YEAR            YEARS          YEARS         INCEPTION
------------------------------------------------------------------------------------------------------------------------
Municipal Money Market
   Class A                              2/10/89                0.52%            1.99%          2.50%            2.97%
Small Company Growth
   Class A                             11/01/89               44.13%           12.55%          13.41%          13.16%
   Class B                              1/02/96               43.80%           12.29%            N/A           12.73%
Technology
   Class A                              9/16/96               46.94%           -4.15%            N/A            8.65%
   Class B                              9/16/96               46.44%           -4.33%            N/A            8.43%
U.S. Real Estate
   Class A                              2/24/95               37.61%           13.98%            N/A           15.71%
   Class B                              1/02/96               37.23%           13.65%            N/A           14.32%
Value Equity
   Class A                              1/31/90               31.05%            5.21%          11.09%          10.88%
   Class B                              1/02/96               30.86%            4.99%            N/A            9.80%


----------

+ The Large Cap Relative Value, China Growth, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations as of December 31, 2003. The Gold Portfolio ceased operations effective March 11, 1998 for Class A shares and May 6, 1998 for Class B shares. The Municipal Bond Portfolio ceased operations effective March 14, 2000. The U.S. Equity Plus Portfolio ceased operations effective February 14, 2001.

The average annual compounded rates of return (after taxes on distributions) (unless otherwise noted) for the Fund's Portfolios for the 1-, 5- and 10- year periods ended December 31, 2003 and for the period from inception through December 31, 2003 are as follows:



                                                                                 AVERAGE         AVERAGE         AVERAGE
                                            INCEPTION                          ANNUAL FIVE      ANNUAL TEN     ANNUAL SINCE
NAME OF PORTFOLIO+                            DATE             ONE YEAR           YEARS           YEARS         INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Active International Allocation
   Class A                                   1/17/92             33.27%           -0.72%           2.76%           4.18%
Asian Real Estate
   Class A                                  10/01/97             40.16%            5.25%            N/A          - 1.83%
Emerging Markets
   Class A                                   9/25/92             55.03%           11.27%           0.25%           6.09%
Emerging Markets Debt
   Class A                                   2/01/94             25.38%           13.57%            N/A            3.28%
Equity Growth
   Class A                                   4/02/91             26.35%           -1.56%           8.53%           8.48%
European Real Estate
   Class A                                  10/01/97             42.20%           12.03%            N/A            9.24%
European Value Equity
   Class A                                   4/02/93             30.05%            2.15%           6.66%           8.73%
Focus Equity
   Class A                                   3/08/95             30.94%           -2.22%            N/A            9.42%
Global Franchise
   Class A                                  11/28/01             27.65%              N/A            N/A           19.33%
Global Value Equity
   Class A                                   7/15/92             29.04%            0.70%           7.37%           9.56%
International Equity
   Class A                                   8/04/89             32.52%            6.33%           9.37%           9.48%

                                                                                 AVERAGE         AVERAGE         AVERAGE
                                                                               ANNUAL FIVE      ANNUAL TEN     ANNUAL SINCE
NAME OF PORTFOLIO+                       INCEPTION DATE        ONE YEAR           YEARS           YEARS         INCEPTION
---------------------------------------------------------------------------------------------------------------------------
International Magnum
   Class A                                   3/15/96             28.74%           -0.27%            N/A            2.30%
International Small Cap
   Class A                                  12/15/92             48.00%           11.18%           7.67%          10.68%
Japanese Value Equity
   Class A                                   4/25/94             31.97%            0.30%            N/A           -2.18%
Latin American
   Class A                                   1/18/95             59.05%           11.86%            N/A            6.40%
Small Company Growth
   Class A                                  11/01/89             44.13%           10.35%           8.61%           9.74%
Technology
   Class A                                   9/16/96             46.94%           -6.40%            N/A            5.77%
U.S. Real Estate
   Class A                                   2/24/95             35.90%           11.68%            N/A           12.51%
Value Equity
   Class A                                   1/31/90             30.74%            2.56%           7.00%           7.56%


----------

+ The Large Cap Relative Value, China Growth, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations as of December 31, 2003. The Gold Portfolio ceased operations effective March 11, 1998 for Class A shares and May 6, 1998 for Class B shares. The Municipal Bond Portfolio ceased operations effective March 14, 2000. The U.S. Equity Plus Portfolio ceased operations effective February 14, 2001.

The average annual compounded rates of return (after taxes on distributions and redemption) (unless otherwise noted) for the Fund's Portfolios for the one year, five year and ten year periods ended December 31, 2003 and for the period from inception through December 31, 2003 are as follows:



                                                                                 AVERAGE         AVERAGE         AVERAGE
                                            INCEPTION                          ANNUAL FIVE      ANNUAL TEN     ANNUAL SINCE
NAME OF PORTFOLIO+                            DATE              ONE YEAR          YEARS           YEARS         INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Active International Allocation
   Class A                                   1/17/92             22.32%           -0.06%           3.10%           4.29%
Asian Real Estate
   Class A                                  10/01/97             27.87%            4.85%            N/A           -1.24%
Emerging Markets
   Class A                                   9/25/92             36.35%           10.00%           0.49%           5.66%
Emerging Markets Debt
   Class A                                   2/01/94             18.49%           12.78%            N/A            4.30%
Equity Growth
   Class A                                   4/02/91             17.24%           -0.89%           8.38%           8.26%
European Real Estate
   Class A                                  10/01/97             28.72%           10.81%            N/A            8.35%
European Value Equity
   Class A                                   4/02/93             20.31%            2.65%           6.74%           8.63%
Focus Equity
   Class A                                   3/08/95             20.20%           -0.83%            N/A            9.59%
Global Franchise
   Class A                                  11/28/01             18.34%             N/A             N/A           16.75%
Global Value Equity
   Class A                                   7/15/92             19.50%            1.45%           7.29%           9.29%
International Equity
   Class A                                   8/04/89             21.82%            6.16%           9.04%           9.11%
International Magnum
   Class A                                   3/15/96             19.31%            0.14%            N/A            2.30%
International Small Cap
   Class A                                  12/15/92             32.43%           10.38%           7.25%          10.06%
Japanese Value Equity
   Class A                                   4/25/94             20.78%            0.32%            N/A           -1.45%
Latin American
   Class A                                   1/18/95             39.14%           10.54%            N/A            6.23%
Small Company Growth

                                                                                 AVERAGE         AVERAGE         AVERAGE
                                            INCEPTION                          ANNUAL FIVE      ANNUAL TEN     ANNUAL SINCE
NAME OF PORTFOLIO+                            DATE              ONE YEAR          YEARS           YEARS         INCEPTION
---------------------------------------------------------------------------------------------------------------------------
   Class A                                  11/01/89             28.69%            9.71%           8.77%           9.65%
Technology
   Class A                                   9/16/96             30.51%           -3.47%            N/A            6.80%
U.S. Real Estate
   Class A                                   2/24/95             24.51%           10.74%            N/A           11.80%
Value Equity
   Class A                                   1/31/90             20.51%            2.97%           7.44%           7.76%


----------

+ The Large Cap Relative Value, China Growth, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations as of December 31, 2003. The Gold Portfolio ceased operations effective March 11, 1998 for Class A shares and May 6, 1998 for Class B shares. The Municipal Bond Portfolio ceased operations effective March 14, 2000. The U.S. Equity Plus Portfolio ceased operations effective February 14, 2001.


CALCULATION OF YIELD FOR NON-MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS

From time to time certain of the Fund's Portfolios may advertise yield.

Current yield reflects the income per share earned by a Portfolio's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.


The current yields for the Emerging Markets Debt Portfolio for the 30-day period ended December 31, 2003 were as follows:

                                                                CLASS A     CLASS B
PORTFOLIO NAME                                                  SHARES       SHARES
-----------------------------------------------------------------------------------
Emerging Markets Debt                                             6.18%       5.92%


These figures were obtained using the following formula:

     Yield    =     2[(a - b + 1)(TO THE POWER OF 6) - 1]
                    -------------------------------------
                                     cd

CALCULATION OF YIELD FOR MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS


The current yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December 31, 2003 were 0.61% and 0.67%, respectively. The effective yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December 31, 2003 were 0.61% and 0.67%, respectively.


The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

TAXABLE EQUIVALENT YIELDS FOR THE MUNICIPAL BOND AND MUNICIPAL MONEY MARKET PORTFOLIOS


The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 2003 under the Internal Revenue Code. There can, of course, be no guarantee that the Municipal Money Market Portfolio will achieve a specific yield. Also, it is possible that some portion of the Portfolio's dividends may be subject to federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.

                         TAXABLE EQUIVALENT YIELD TABLE


                                        FEDERAL
                                        INCOME
                                          TAX
SAMPLE LEVEL OF TAXABLE INCOME          BRACKETS               TAXABLE EQUIVALENT RATES BASED ON TAX-EXEMPT YIELD OF:
---------------------------------------------------------------------------------------------------------------------------------
JOINT RETURN           SINGLE RETURN               3%       4%      5%       6%      7%        8%         9%      10%       11%
---------------------------------------------------------------------------------------------------------------------------------
$0-14,000              $0-7,000            10%    3.33%    4.44%   5.56%    6.67%   7.78%     8.89%     10.00%   11.11%    12.22%
$14,000,-56,800        $7,000-28,400       15%    3.53%    4.71%   5.88%    7.06%   8.24%     9.41%     10.59%   11.76%    12.94%
$56,800-114,650        $28,400-68,800      25%    4.00%    5.33%   6.67%    8.00%   9.33%     10.67%    12.00%   13.33%    14.67%
$114,650-174,700       $68,800-143,500     28%    4.17%    5.56%   6.94%    8.33%   9.72%     11.11%    12.50%   13.89%    15.28%
$174,700-311,950       $143,500-311,950    33%    4.48%    5.97%   7.46%    8.96%   10.45%    11.94%    13.43%   14.93%    16.42%
over $311,950          over $311,950       35%    4.62%    6.15%   7.69%    9.23%   10.77%    12.31%    13.85%   15.38%    16.92%


----------

Note: Net amount subject to 2003 Federal Income Tax after deductions and exemptions, not indexed for 2002 income tax rates.

     The taxable equivalent yield and the taxable equivalent effective yield for the Municipal Money Market for the seven days ended December 31, 2003, assuming the same tax rate, were 1.03% and 1.03%, respectively. No information is provided for the Municipal Bond Portfolio because it was not operational for the fiscal year ended December 31, 2003.

                              FINANCIAL STATEMENTS

     The Fund's audited financial statements for the fiscal year ended December 31, 2003, including notes thereto and the report of Ernst & Young LLP are herein incorporated by reference from the Fund's Annual Report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this SAI. The China Growth, Gold, Large Cap Relative Value, MicroCap, Mortgage-Backed Securities, Municipal Bond and U.S. Equity Plus Portfolios
were not operational as of December 31, 2003.

                                   APPENDIX A


                             DESCRIPTION OF RATINGS

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS


I.   EXCERPTS FROM MOODY'S DESCRIPTION OF BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers 1, 2 and 3 in each generic voting classification from Aa through B. The modifier 1 indicates that the security ranks at a higher end of the rating category; modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

II.  EXCERPTS FROM S&P'S DESCRIPTION OF BOND RATINGS:

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C -- The rating C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

III. DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 -- favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

IV. DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("Pl") -Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

V. EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: SP-l+-- very strong capacity to pay principal and interest; SP-2-- strong capacity to pay principal and interest.

VI. DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-l+-- this designation indicates the degree of safety regarding timely payment is extremely strong. A-1-- this designation indicates the degree of safety regarding timely payment is strong.

APPENDIX B  MORGAN STANLEY INVESTMENT MANAGEMENT
                PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

       INTRODUCTION - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

       Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds) (collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

       PROXY RESEARCH SERVICES - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

       VOTING PROXIES FOR CERTAIN NON-US COMPANIES - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and
(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II. GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

A. MANAGEMENT PROPOSALS

1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

     -  Selection or ratification of auditors.

     -  Approval of financial statements, director and auditor reports.

     -  Election of Directors.

     - Limiting Directors' liability and broadening indemnification of Directors.

     - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

     - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

     - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

     -  General updating/corrective amendments to the charter.

     -  Elimination of cumulative voting.

     -  Elimination of preemptive rights.

     - Provisions for confidential voting and independent tabulation of voting results.

     - Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

     CAPITALIZATION CHANGES

     - Capitalization changes that eliminate other classes of stock and voting rights.

     - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

     - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

     -  Proposals for share repurchase plans.

     - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

     -  Proposals to effect stock splits.

     - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

     COMPENSATION

     - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

     - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

     - Establishment of Employee Stock Option Plans and other employee ownership plans.

     ANTI-TAKEOVER MATTERS

     - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

     - Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

     - Capitalization changes that add classes of stock that substantially dilute the voting interests of existing shareholders.

     - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

     -  Creation of "blank check" preferred stock.

     -  Changes in capitalization by 100% or more.

     - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

     - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

     -  Proposals to indemnify auditors.

4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

     CORPORATE TRANSACTIONS

     - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

     - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

     - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

     - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria: (i) Whether the stock option plan is incentive based; (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval; (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

     ANTI-TAKEOVER PROVISIONS

     -  Proposals requiring shareholder ratification of poison pills.

     - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B. SHAREHOLDER PROPOSALS

1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

     -  Requiring auditors to attend the annual meeting of shareholders.

     - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

     - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

     -  Confidential voting.

     -  Reduction or elimination of supermajority vote requirements.

2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

     -  Proposals that limit tenure of directors.

     -  Proposals to limit golden parachutes.

     - Proposals requiring directors to own large amounts of stock to be eligible for election.

     -  Restoring cumulative voting in the election of directors.

     - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

     -  Proposals that limit retirement benefits or executive compensation.

     -  Requiring shareholder approval for bylaw or charter amendments.

     - Requiring shareholder approval for shareholder rights plan or poison pill.

     -  Requiring shareholder approval of golden parachutes.

     -  Elimination of certain anti-takeover related provisions.

     -  Prohibit payment of greenmail.

3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

     - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

     - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

     -  Proposals that require inappropriate endorsements or corporate actions.

IV. ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A. PROXY REVIEW COMMITTEE

1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

   (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

   (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

   (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

   (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

   (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

   (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

   (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.

                            PART C. OTHER INFORMATION

ITEM. 23. EXHIBITS

         (a)(1) Articles of Amendment and Restatement is incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
0000912057-95-008594) on October 13, 1995.

         (a)(2) Articles Supplementary to Registrant's Articles of Amendment and Restatement (reclassifying shares) is incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

         (a)(3) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Technology Portfolio) is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

         (a)(4) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio) is incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051) on February 27, 1998.

         (a)(5) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios) is incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-008051) on February 27, 1998.

         (a)(6) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio) is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-008051) on February 27, 1998.

         (a)(7) Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active Country Allocation Portfolio name changed to Active International Portfolio) is incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

         (a)(8) Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active International Portfolio name changed to Active International Allocation Portfolio) is incorporated by reference to Exhibit
(a)(8) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

         (a)(9) Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.) is incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

         (a)(10) Articles of Amendment to Registrant's Articles of Amendment and Restatement (Aggressive Equity Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small Company Growth Portfolio) is incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-02610) on May 1, 2000.

         (a)(11) Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Institutional Fund, Inc., Global Equity Portfolio name changed to Global Value Equity Portfolio, European Equity Portfolio named changed to European Value Equity Portfolio and Japanese Equity Portfolio name changed to Japanese Value Equity Portfolio) is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-01-511512) on April 30, 2001.

         (a)(12) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Global Franchise Portfolio) is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-01-540924) on November 26, 2001.

         (a)(13) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding Large Cap Relative Value Portfolio) is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to Registrants Registration Statement on Form N-1A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-03-020707) on June 6, 2003.

         (b) Amended and Restated By-Laws is incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-01-540924) on November 26, 2001.

         (c)(1) Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares is incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to Registrant's Registration Statement (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to Registrant's Registration Statement (File No. 33-01-540924), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

         (c)(2) Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares is incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR

(Accession No. 0000912057-95-008594) on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to Registrant's Registration Statement (File No. 33-01-540924), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

         (d)(1) Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

         (d)(2) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.)(adding the U.S. Equity Plus Portfolio) is incorporated by reference to Exhibit 5(q) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051) on February 27, 1998.

         (d)(3) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.)(adding the Asian and European Real Estate Portfolios) is incorporated by reference to Exhibit 5(r) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051) on February 27, 1998.

         (d)(4) Amendment to Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) (reducing the annual advisory fee payable by the Emerging Markets Debt Portfolio of the Fund from 1.00% to 0.75%) is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-020610) on May 1, 2000.

         (d)(5) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) (adding Global Franchise Portfolio) is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-01-540924) on November 26, 2001.

         (d)(6) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) (adding Large Cap Relative Value Portfolio) is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 50 to Registrants Registration Statement on Form N-1A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-03-020707) on June 6, 2003.

         (d)(7) Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (formerly Morgan Stanley Dean Witter Investment Advisors Inc.) (with respect to the Money Market and Municipal Money Market Portfolios) is incorporated by reference to Exhibit
(d)(6) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-020610) on May 1, 2000.

         (d)(8) Amendment to Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.)(reducing the annual advisory fee payable by the Emerging Markets Portfolio of the Fund), filed herewith.

         (d)(9) Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Global Value Equity Portfolio, International Equity Portfolio, International Magnum Portfolio, International Small Cap Portfolio, European Value Equity Portfolio and Global Franchise Portfolio), dated as of August 11, 2003, filed herewith.

         (d)(10) Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company (relating to the International Magnum Portfolio), dated as of August 11, 2003, filed herewith.

         (d)(11) Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Asset & Investment Trust Management Co., Limited (relating to the Japanese Value Equity Portfolio and International Magnum Portfolio), dated as of August 11, 2003, filed herewith.

         (e)(1) Amended and Restated Distribution Agreement, between Registrant and Morgan Stanley & Co. Incorporated, is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File. No. 33-23166 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
0001047469-03-014676) on April 25, 2003.

         (f)        Not applicable.

         (g)(1) Mutual Fund Domestic Custody Agreement between Registrant and J.P. Morgan Investor Services Co. (formerly United States Trust Company), is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

         (g)(2) Amendment to the Custody Fee Schedule effective October 1, 2002, is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File. No. 33-23166 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-03-014676) on April 25, 2003.

         (g)(3) International Custody Agreement between Registrant and J.P. Morgan Investor Services Co. (formerly Morgan Stanley Trust Company) , is incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

         (g)(4) Amendment to International Custody Agreement between Registrant and J.P. Morgan Investor Services Co. (formerly Morgan Stanley Trust Company), is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

         (g)(5) Amendment to International Custody Agreement between Registrant and J.P. Morgan Investor Services Co. (formerly The Chase Manhattan
Bank), is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-02610) on May 1, 2000.

         (h)(1) Administration Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

         (h)(2) Administration Agreement between Registrant and J.P. Morgan Investor Services Co. (formerly United States Trust Company) , is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

         (h)(3)     Privacy Policy, filed herewith.

         (i)(1) Opinion of Morgan Lewis & Bokius LLP is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166) as filed with the Securities and Exchange Commission via EDGAR (Accession No.
0000912057-01-511512) on April 30, 2001.

         (i)(2)     Consent of Clifford Chance US LLP, filed herewith.

         (j)        Consent of Accountants, filed herewith.

         (k)        Not applicable.

         (l)        Purchase Agreement, is incorporated by reference to
Exhibit 13 to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1,1995.

         (m)(1) 12b-1 Distribution Plan with respect to the Class B shares (the "Class B Plan") of the Active Country Allocation Portfolio, is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on November 1, 1995. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Value Equity, Gold, Global Equity, International Equity, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum, Technology, U.S. Equity Plus, European Real Estate, Asian Real Estate, Money Market, and Large Cap Relative Value Portfolios.

         (n)        Not applicable.

         (o)        Multi-Class 18f-3 Plan, is incorporated by reference to
Exhibit 19 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-23166) is filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

         (p)(1) Code of Ethics of Morgan Stanley Investment Management, filed herewith.

         (p)(2)     Code of Ethics of the Morgan Stanley Funds, filed herewith.


         (q)        Powers of Attorney are filed herewith.

ITEM. 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

         None.

ITEM. 25. INDEMNIFICATION

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

         Reference is made to Article Seven of the Registrant's Articles of Incorporation which is incorporated by reference herein:

         Insofar as indemnification for liability may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM. 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         (a) Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

         Morgan Stanley Investment Management Inc. provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors.

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.:

NAME AND POSITION WITH
MORGAN STANLEY INVESTMENT                        OTHER SUBSTANTIAL BUSINESS,
MANAGEMENT INC.                                  PROFESSION OR VOCATION
-------------------------------------------------------------------------------------
Mitchell M. Merin                                President, Director and Chief
President and Chief Operating Officer            Executive Officer of Morgan Stanley
                                                 Investment Advisors Inc. and Morgan
                                                 Stanley Services Company Inc.;
                                                 Chairman and Director of Morgan
                                                 Stanley Distributors Inc.; Chairman
                                                 and Director of Morgan Stanley
                                                 Trust; Director of various Morgan
                                                 Stanley subsidiaries; President of
                                                 the Institutional Funds (since July
                                                 2003) and President of the Retail
                                                 Funds (since May 1999); Trustee
                                                 (since July 2003) and President
                                                 (since December 2002) of the Van
                                                 Kampen Closed-End Funds; Trustee
                                                 (since May 1999) and President
                                                 (since October 2002) of the Van
                                                 Kampen Open-End Funds.

Ronald E. Robison                                Managing Director of Morgan
Principal Executive Officer -                    Stanley & Co. Incorporated; Managing
Office of the Funds                              Director of Morgan Stanley; Managing
                                                 Director, Chief Administrative
                                                 Officer and Director of Morgan
                                                 Stanley Investment Advisors Inc. and
                                                 Morgan Stanley Services Company Inc.;
                                                 Chief Executive Officer and Director
                                                 of Morgan Stanley Trust; Managing
                                                 Director and Director of Morgan
                                                 Stanley Distributors Inc.; Executive
                                                 Vice President and Principal
                                                 Executive Officer of the Retail Funds
                                                 (since April 2003) and the
                                                 Institutional Funds (since July
                                                 2003); previously President and
                                                 Director of the Institutional Funds
                                                 (March 2001 - July 2003) and Chief
                                                 Global Operations Officer and
                                                 Managing Director of Morgan Stanley
                                                 Investment Management Inc.

Joseph J. McAlinden                              Managing Director and Chief
Managing Director and Chief Investment Officer   Investment Officer of Morgan
                                                 Stanley Investment Advisors Inc.;
                                                 Director of Morgan Stanley Trust;
                                                 Chief Investment Officer of the Van
                                                 Kampen Funds; Vice President of the
                                                 Institutional Funds (since July 2003)
                                                 and the Retail Funds (since July
                                                 1995).

Rajesh K. Gupta                                  Managing Director and Chief
Managing Director and Chief Administrative       Administrative Officer -
Officer-Investments                              Investments, Morgan Stanley
                                                 Investment Advisors Inc.

Barry Fink                                       Managing Director (since December
General Counsel and Managing Director            2000), Secretary (since February
                                                 1997) and Director (since July 1998)
                                                 of Morgan Stanley Investment Advisors
                                                 Inc. and Morgan Stanley Services
                                                 Company Inc.; Vice President and
                                                 General Counsel of the Retail Funds;
                                                 Assistant Secretary of Morgan Stanley
                                                 DW Inc.; Vice President and General
                                                 Counsel of the Retail Funds (since
                                                 July 2003); Managing Director,
                                                 Secretary and Director of Morgan
                                                 Stanley Distributors Inc.; previously
                                                 Secretary of the Retail Funds
                                                 (February 1997 - July 2003) and Vice
                                                 President and Assistant General
                                                 Counsel of Morgan Stanley Investment
                                                 Advisors Inc. and Morgan Stanley
                                                 Services Company Inc. (February
                                                 1997 - December 2001).

Jeffrey Hiller                                   Managing Director and Chief
Managing Director and Global Director of         Compliance Officer of Morgan
Compliance                                       Stanley Investment Advisors Inc.

Alexander C. Frank                               Global Treasurer of Morgan Stanley;
Managing Director and Treasurer                  Treasurer of Morgan Stanley
                                                 Investment Advisors Inc.

         In addition, the Investment Manager and the Investment Sub-Advisers act as investment adviser or sub-adviser to several other registered investment companies.

ITEM. 27. PRINCIPAL UNDERWRITERS

         (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

         Morgan Stanley & Co. Incorporated acts as distributor for The Morgan Stanley Institutional Fund, Inc., a registered open-end management investment company.

         (b) Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 27.

  The principal address for Morgan Stanley & Co. Incorporated and each director, officer or partner listed below is 1585 Broadway, New York, New York 10036.

                         POSITION AND OFFICES WITH                     POSITIONS AND
NAME AND PRINCIPAL       MORGAN STANLEY & CO.                          OFFICES WITH THE
BUSINESS ADDRESS*        INCORPORATED                                  FUND
----------------------   -------------------------------------------   ----------------
Zoe Cruz                 Director                                      N/A
John P. Havens           Director                                      N/A
Donald G. Kempf, Jr.     Director                                      N/A
Tarek F. Abdel-Meguid    Director                                      N/A
Alasdair G. Morrison     Director                                      N/A
Stephan F. Newhouse      Director                                      N/A
Vikram S. Pandit         Director-President and Chief Operating        N/A
                         Officer
Joseph R. Perella        Director, Chairman and Chief Executive        N/A
                         Officer
Philip J. Purcell        Director                                      N/A
Robin Roger              Director, General Counsel and Secretary       N/A
Alexander C. Frank       Chief Financial Officer                       N/A
Eileen S. Wallace        Treasurer                                     N/A

         (c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by each principal underwriter who is NOT an affiliated person of the Fund or any affiliated person of an affiliated person:

Not Applicable.

ITEM. 28. LOCATION OF ACCOUNTS AND RECORDS

         State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

         J.P. Morgan Investor Services Co., Registrant's transfer agent and dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts, 02208-2798, maintains physical possession of each such account, book or other document of the Fund.

         In particular, with respect to the records required by Rule 31a-1(b)(1), J.P. Morgan Investor Services Co. maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

         In addition, Morgan Stanley Investment Management Inc., Registrant's investment adviser and administrator, 1221 Avenue of the Americas, New York, New York 10020, maintains possession of the Fund's corporate organizational records, in addition to certain other records required by Rule 31a-1(b).

ITEM. 29. MANAGEMENT SERVICES

         Provide a summary of the substantive provisions of any management-related service contract not discussed in part A or part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund's last three fiscal years.

         Not applicable.

ITEM. 30. UNDERTAKINGS

         Not Applicable.

         Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 51 to Registration Statement No. 811-05624 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of April, 2004.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.


                                         By: /s/Ronald E. Robison
                                             --------------------

                                         Title: Executive Vice President and
                                                Principal Executive Officer

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 51 has been signed below by the following persons in the capacitates and on the dates indicated.

              SIGNATURES                              TITLE                   DATE
              ----------                              -----                   ----
(1)  Principal Executive Officer           Executive Vice President and
                                           Principal Executive Officer

By: /s/Ronald E. Robison                                                 April 29, 2004
    -----------------------
      Ronald E. Robison

(2)  Principal Financial Officer           Treasurer and
                                           Chief Financial Officer

By: /s/James Garrett                                                     April 29, 2004
    -----------------------
      James Garrett

(3)  Majority of the Directors

INDEPENDENT DIRECTORS

Michael Bozic           Joseph J. Kearns
Edwin J. Garn           Michael E. Nugent
Wayne E. Hedien         Fergus Reid
Dr. Manuel H. Johnson

By: /s/Carl Frischling                                                   April 29, 2004
    -----------------------
      Carl Frischling
      Attorney-In-Fact for the
       Independent Directors

MANAGEMENT DIRECTORS

Charles A. Fiumefreddo (Chairman)
James F. Higgins

By: /s/Barry Fink                                                        April 29, 2004
    -----------------------
      Barry Fink
      Attorney-In-Fact for the
      Management Directors

                                  EXHIBIT INDEX

EX-99 (d)(8)  Amendment to Investment Advisory Agreement

EX-99 (d)(9)  Sub-Advisory Agreement

EX-99(d)(10)  Sub-Advisory Agreement

EX-99(d)(11)  Sub-Advisory Agreement

EX-99(h)(3)   Privacy Policy

EX-99(i)(2) Consent of Counsel

EX-99 (j)  Consent of Accountants

EX-99 (p)(1)  Code of Ethics of Morgan Stanley Investment Management

EX-99 (p)(2)  Code of Ethics of the Morgan Stanley Funds

EX-99 (q)  Powers of Attorney